United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04984
AMERICAN BEACON FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: October 31, 2010
Date of reporting period: July 31, 2010

American Beacon Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 58.13%
CONSUMER DISCRETIONARY - 5.18%
Auto Components - 0.44%
Johnson Controls, Inc.	60,300	$1,737
Magna International, Inc.	26,400	1,972

		3,709

Automobiles - 0.21%
Toyota Motor Corp., ADR	25,700	1,805

Hotels, Restaurants & Leisure - 1.13%
Carnival Corp.	105,300	3,652
McDonald’s Corp.	40,900	2,852
Wyndham Worldwide Corp.	120,000	3,063

		9,567

Media - 0.87%
CBS Corp.	103,400	1,528
Comcast Corp.	138,400	2,555
Interpublic Group of Cos., Inc. ^	186,400	1,704
Time Warner Cable, Inc.	28,600	1,635

		7,422

Multiline Retail - 1.28%
J.C. Penney Company, Inc.	143,600	3,537
Target Corp.	46,450	2,384
Wal-Mart Stores, Inc.	96,700	4,950

		10,871

Specialty Retail - 1.11%
Abercrombie & Fitch Co.	72,100	2,663
Gap, Inc.	130,000	2,354
The Home Depot, Inc.	94,350	2,690
Limited Brands, Inc.	65,200	1,672

		9,379

Tobacco - 0.14%
Lorillard, Inc.	15,500	1,182

Total Consumer Discretionary		43,935

CONSUMER STAPLES - 4.10%
Beverages - 1.06%
Coca-Cola Co.	34,400	1,896
Diageo plc, ADR	68,200	4,766
PepsiCo, Inc.	36,300	2,356

		9,018

Food & Drug Retailing - 0.84%
CVS Caremark Corp.	127,300	3,907
Safeway, Inc.	99,500	2,044
Sysco Corp.	38,600	1,195

		7,146

Food Products - 0.10%
Kraft Foods, Inc.	28,100	821

Household Products - 0.22%
The Procter & Gamble Co.	30,700	1,877

Tobacco - 1.88%
Altria Group, Inc.	103,000	2,282
Imperial Tobacco Group plc, ADR	86,800	4,896
Philip Morris International, Inc.	171,100	8,733

		15,911

Total Consumer Staples		34,773

ENERGY - 6.74%
Energy Equipment & Services - 0.28%
Transocean Ltd. ^	51,700	2,389

Oil & Gas - 6.46%
BP plc, ADR	100,600	3,870
Chevron Corp.	94,028	7,166
ConocoPhillips	362,576	20,021
Exxon Mobil Corp.	109,900	6,559
Marathon Oil Corp.	26,400	883
Occidental Petroleum Corp.	63,200	4,925
Royal Dutch Shell plc, ADR	119,400	6,378
Spectra Energy Corp.	236,100	4,909

		54,711

Total Energy		57,100

FINANCIALS - 14.22%
Banks - 4.79%
Bank of America Corp.	1,046,580	14,694
Bank of New York Mellon Corp.	41,700	1,045
KeyCorp	149,257	1,263
PNC Financial Services Group, Inc.	161,558	9,595
SunTrust Banks, Inc.	35,000	908
Wells Fargo & Co.	470,898	13,058

		40,563

Diversified Financials - 5.53%
American Express Co.	153,500	6,852
Capital One Financial Corp.	118,700	5,025
Citigroup, Inc. ^	1,488,803	6,104
Goldman Sachs Group, Inc.	16,700	2,519
JPMorgan Chase & Co.	455,534	18,349
See accompanying notes

1

American Beacon Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Morgan Stanley Dean Witter & Co.	151,200	$4,081
SLM Corp. ^	165,200	1,982
State Street Corp.	49,700	1,934

		46,846

Insurance - 3.41%
ACE Ltd.	73,100	3,880
Allstate Corp.	98,500	2,782
Genworth Financial, Inc. ^	186,500	2,533
Hartford Financial Services Group, Inc.	79,100	1,852
Lincoln National Corp.	80,600	2,099
MetLife, Inc.	152,288	6,405
Prudential Financial, Inc.	24,800	1,421
Travelers Cos., Inc.	72,200	3,642
XL Group plc	243,800	4,322

		28,936

Real Estate - 0.49%
Annaly Capital Management, Inc. ‡	238,900	4,157

Total Financials		120,502

HEALTH CARE - 6.33%
Biotechnology - 0.22%
Amgen, Inc. ^	33,700	1,838

Health Care Equipment & Supplies - 0.49%
Baxter International, Inc.	94,500	4,136

Health Care Providers & Services - 0.96%
Cardinal Health, Inc.	69,100	2,230
CIGNA Corp.	108,000	3,322
WellPoint, Inc. ^	50,900	2,582

		8,134

Pharmaceuticals - 4.66%
AstraZeneca plc, ADR	16,000	807
Bristol-Myers Squibb Co.	333,800	8,318
Eli Lilly & Co.	170,200	6,059
Johnson & Johnson	94,800	5,507
Merck & Co., Inc.	217,276	7,488
Pfizer, Inc.	754,554	11,318

		39,497

Total Health Care		53,605

INDUSTRIALS - 7.53%
Aerospace & Defense - 2.23%
Boeing Co.	57,700	3,932
Lockheed Martin Corp.	54,900	4,126
Northrop Grumman Corp.	48,800	2,861
Raytheon Co.	172,700	7,991

		18,910

Air Freight & Couriers - 0.33%
FedEx Corp.	34,000	2,807

Commercial Services & Supplies - 0.27%
RR Donnelley & Sons Co.	137,360	2,317

Construction & Engineering - 0.27%
Shaw Group, Inc. ^	70,400	2,256

Industrial Conglomerates - 2.35%
3M Co.	48,200	4,123
General Electric Co.	359,400	5,793
Honeywell International, Inc.	171,200	7,338
Tyco International Ltd.	69,225	2,650

		19,904

Machinery - 2.08%
Caterpillar, Inc.	33,500	2,337
Cummins, Inc.	25,800	2,054
Eaton Corp.	20,600	1,616
Illinois Tool Works, Inc.	54,100	2,353
ITT Industries, Inc.	77,000	3,628
PACCAR, Inc.	122,100	5,595

		17,583

Total Industrials		63,777

INFORMATION TECHNOLOGY - 7.31%
Communications Equipment - 0.31%
Cisco Systems, Inc. ^	115,400	2,662

Computers & Peripherals - 3.25%
Dell, Inc.^	105,000	1,390
Hewlett-Packard Co.	263,700	12,141
International Business Machines Corp.	108,800	13,970

		27,501

Electronic Equipment & Instruments - 0.35%
Tyco Electronics Ltd.	110,325	2,979

IT Consulting & Services - 0.09%
Accenture plc	20,400	809

Office Electronics - 0.14%
Xerox Corp.	120,000	1,169

See accompanying notes

2

American Beacon Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Semiconductor Equipment & Products - 1.00%
Intel Corp.	412,000	$8,487

Software - 2.17%
CA, Inc.	271,874	5,318
Microsoft Corp.	439,900	11,353
Oracle Corp.	71,400	1,688

		18,359

Total Information Technology		61,966

MATERIALS - 1.88%
Chemicals - 1.43%
Air Products & Chemicals, Inc.	40,500	2,939
Dow Chemical Co.	77,300	2,113
E. l. du Pont de Nemours & Co.	107,000	4,352
PPG Industries, Inc.	38,500	2,674

		12,078

Metals & Mining - 0.45%
Cliffs Natural Resources, Inc.	44,800	2,534
Newmont Mining Corp.	23,300	1,303

		3,837

Total Materials		15,915

TELECOMMUNICATION SERVICES - 2.48%
Diversified Telecommunication Services - 1.29%
AT&T, Inc.	229,377	5,950
Nokia Corp., ADR	364,800	3,469
Verizon Communications, Inc.	52,808	1,535

		10,954

Wireless Telecommunication Services -1.19%
Vodafone Group plc, ADR	428,000	10,049

Total Telecommunication Services		21,003

UTILITIES - 2.36%
Electric Utilities - 2.36%
CenterPoint Energy, Inc.	190,100	2,705
Dominion Resources, Inc.	107,400	4,510
Edison International	61,100	2,026
Entergy Corp.	46,900	3,635
Exelon Corp.	122,600	5,128
NextEra Energy, Inc.	38,200	1,998

Total Utilities		20,002

Total Common Stocks		492,578

AGENCIES - 0.10%
Agency - 0.10%
EDF SA,
4.60%, Due 1/27/2020 #	320	339
Petrobras International Finance Co.,
6.875%, Due 1/20/2040	125	136
Petroleos Mexicanos,
6.00%, Due 3/5/2020 #	325	347

Total Agencies		822

CORPORATE OBLIGATIONS - 17.90%
Finance - 5.68%
Aegon Funding Corp.,
5.75%, Due 12/15/2020	350	369
American Express Co.,
8.15%, Due 3/19/2038	325	448
American Express Credit Corp.,
5.875%, Due 5/2/2013	605	666
ANZ National Int’l Ltd.,
2.375%, Due 12/21/2012 #	350	355
Bank of America Corp.,
6.50%, Due 8/1/2016	2,090	2,327
7.80%, Due 9/15/2016	700	792
6.00%, Due 9/1/2017	400	432
Bank of New York Mellon Corp.,
4.95%, Due 11/1/2012	355	383
Bank One Corp.,
4.90%, Due 4/30/2015	250	268
Barclays Bank plc,
3.90%, Due 4/7/2015	330	342
6.75%, Due 5/22/2019	350	404
Bear Stearns Cos., Inc.,
6.40%, Due 10/2/2017	555	630
7.25%, Due 2/1/2018	340	405
Berkshire Hathaway Finance Corp.,
5.75%, Due 1/15/2040	360	380
Berkshire Hathaway, Inc.,
1.40%, Due 2/10/2012	1,435	1,446
BNP Paribas,
0.931%, Due 4/8/2013 §	800	790
Citigroup, Inc.,
6.375%, Due 8/12/2014	1,170	1,273
0.627%, Due 11/5/2014 §	320	296
6.01%, Due 1/15/2015	540	582
6.125%, Due 11/21/2017	760	814
8.50%, Due 5/22/2019	650	790
CME Group, Inc.,
5.40%, Due 8/1/2013	260	289
See accompanying notes

3

American Beacon Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
5.75%, Due 2/15/2014	$565	$634
CNA Financial Corp.,
7.35%, Due 11/15/2019	245	266
Countrywide Financial Corp.,
5.80%, Due 6/7/2012	235	249
Credit Suisse N.Y.,
3.45%, Due 7/2/2012	700	725
5.30%, Due 8/13/2019	325	356
Deutsche Bank AG,
3.875%, Due 8/18/2014	325	342
Fifth Third Bancorp,
8.25%, Due 3/1/2038	1,500	1,691
General Electric Capital Corp.,
5.25%, Due 10/19/2012	285	307
0.731%, Due 1/8/2016 §	1,125	1,047
5.625%, Due 5/1/2018	765	834
6.00%, Due 8/7/2019	350	387
5.50%, Due 1/8/2020	250	270
5.875%, Due 1/14/2038	625	625
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	773
6.25%, Due 9/1/2017	650	710
5.95%, Due 1/18/2018	565	606
6.00%, Due 6/15/2020	175	188
6.75%, Due 10/1/2037	1,902	1,938
HSBC Finance Corp.,
0.776%, Due 1/15/2014 §	1,050	996
ING Bank, NV,
5.125%, Due 5/1/2015 #	450	473
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	1,990	2,074
6.00%, Due 1/15/2018	375	423
JPMorgan Chase Bank, NA,
0.866%, Due 6/13/2016 # §	415	391
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026 #	1,500	1,577
Lincoln National Corp.,
4.75%, Due 2/15/2014	245	257
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015 #	325	329
MassMutual Global Funding II,
0.698%, Due 12/6/2013 # §	400	395
Mellon Funding Corp.,
0.586%, Due 5/15/2014 §	250	246
Merrill Lynch & Co., Inc.,
6.40%, Due 8/28/2017	1,000	1,081
6.50%, Due 7/15/2018	260	279
6.11%, Due 1/29/2037	365	351
MetLife, Inc.,
5.375%, Due 12/15/2012	535	577
6.375%, Due 6/15/2034	350	364
Metropolitan Life Global Funding I,
0.787%, Due 3/15/2012 # §	320	316
Monumental Global Funding III,
0.726%, Due 1/15/2014 # §	325	310
Morgan Stanley,
2.93%, Due 5/14/2013 §	700	707
1.006%, Due 10/15/2015 §	320	291
7.30%, Due 5/13/2019	350	395
5.625%, Due 9/23/2019	350	356
Nasdaq OMX Group,
4.00%, Due 1/15/2015	185	191
5.55%, Due 1/15/2020	185	189
Nationwide Building Society,
5.50%, Due 7/18/2012 #	500	533
Nordea Bank AB,
2.50%, Due 11/13/2012 #	350	356
PNC Funding Corp.,
4.25%, Due 9/21/2015	460	486
Pricoa Global Funding I,
5.40%, Due 10/18/2012 #	175	188
ProLogis,
5.625%, Due 11/15/2016	550	518
Prudential Financial, Inc.,
4.50%, Due 7/15/2013	550	575
5.10%, Due 9/20/2014	445	477
Rabobank Nederland NV,
4.20%, Due 5/13/2014 #	200	213
Simon Property Group LP,
10.35%, Due 4/1/2019	325	440
State Street Corp.,
4.30%, Due 5/30/2014	290	314
UBS AG,
5.875%, Due 12/20/2017	325	356
UnitedHealth Group, Inc.,
6.625%, Due 11/15/2037	2,000	2,245
Wachovia Corp.,
0.896%, Due 10/15/2016 §	650	588
5.75%, Due 2/1/2018	775	868
Wells Fargo & Co.,
5.625%, Due 12/11/2017	250	278
Westpac Banking Corp.,
2.25%, Due 11/19/2012	330	335
Willis North America, Inc.,
6.20%, Due 3/28/2017	360	378

		48,145

See accompanying notes

4

American Beacon Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Industrials - 10.64%
Alltel Corp.,
7.00%, Due 7/1/2012	$300	$332
Altria Group, Inc.,
9.70%, Due 11/10/2018	365	478
America Movil, S.A.B. de C.V.,
6.375%, Due 3/1/2035	350	389
American Honda Finance Corp.,
4.625%, Due 4/2/2013 #	425	457
Amgen, Inc.,
6.90%, Due 6/1/2038	1,480	1,866
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	470	486
5.00%, Due 4/15/2020 #	330	354
8.00%, Due 11/15/2039 #	125	167
AstraZeneca plc,
6.45%, Due 9/15/2037	1,880	2,325
AT&T Wireless Services, Inc.,
8.75%, Due 3/1/2031	230	321
AT&T, Inc.,
5.10%, Due 9/15/2014	860	963
5.625%, Due 6/15/2016	400	461
5.50%, Due 2/1/2018	300	338
6.80%, Due 5/15/2036	150	175
6.40%, Due 5/15/2038	1,840	2,069
BAE Systems Holdings, Inc.,
4.75%, Due 8/15/2010 #	650	651
Baxter International, Inc.,
1.80%, Due 3/15/2013	230	234
Best Buy Co., Inc.,
6.75%, Due 7/15/2013	415	464
Biogen Idec, Inc.,
6.875%, Due 3/1/2018	1,500	1,735
Boeing Co.,
1.875%, Due 11/20/2012	350	357
Bristol-Myers Squibb Co.,
5.45%, Due 5/1/2018	250	289
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	425	481
7.95%, Due 8/15/2030	205	267
5.75%, Due 5/1/2040	170	181
CA, Inc.,
5.375%, Due 12/1/2019	305	324
Cameron International Corp.,
6.375%, Due 7/15/2018	215	231
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	397
5.55%, Due 3/1/2019	175	199
Canadian Natural Resources Ltd.,
6.70%, Due 7/15/2011	410	432
6.25%, Due 3/15/2038	365	408
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	300	305
6.125%, Due 2/17/2014	620	708
2.75%, Due 6/24/2015	340	349
Cisco Systems, Inc.,
5.90%, Due 2/15/2039	1,420	1,567
Coca-Cola Enterprises, Inc.,
7.375%, Due 3/3/2014	175	210
Comcast Cable Communications Holdings, Inc.,
8.375%, Due 3/15/2013	128	149
Comcast Corp.,
6.30%, Due 11/15/2017	480	555
5.875%, Due 2/15/2018	305	346
6.45%, Due 3/15/2037	2,630	2,911
6.55%, Due 7/1/2039	350	394
Computer Sciences Corp.,
5.50%, Due 3/15/2013	310	337
ConocoPhillips,
4.60%, Due 1/15/2015	900	997
5.20%, Due 5/15/2018	425	474
5.75%, Due 2/1/2019	310	361
Costco Wholesale Corp.,
5.30%, Due 3/15/2012	725	776
Covidien International Finance SA,
5.15%, Due 10/15/2010	650	656
5.45%, Due 10/15/2012	360	393
6.55%, Due 10/15/2037	1,500	1,857
CRH America, Inc.,
6.00%, Due 9/30/2016	635	705
CVS Caremark Corp.,
3.25%, Due 5/18/2015	550	566
Daimler Finance NA LLC,
7.75%, Due 1/18/2011	1,000	1,030
5.875%, Due 3/15/2011	450	463
5.75%, Due 9/8/2011	550	575
Dell, Inc.,
3.375%, Due 6/15/2012	190	198
5.875%, Due 6/15/2019	90	103
DIRECTV Holdings LLC,
3.55%, Due 3/15/2015	505	520
6.35%, Due 3/15/2040	160	173
E. I. du Pont de Nemours & Co.,
5.875%, Due 1/15/2014	560	638
See accompanying notes

5

American Beacon Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Eaton Corp.,
5.60%, Due 5/15/2018	$340	$386
EI Du Pont de Nemours & Co.,
3.25%, Due 1/15/2015	545	574
EOG Resources Canada, Inc.,
4.75%, Due 3/15/2014 #	350	376
Equity Residential,
5.125%, Due 3/15/2016	470	504
Express Scripts, Inc.,
6.25%, Due 6/15/2014	570	652
FedEx Corp.,
8.00%, Due 1/15/2019	900	1,148
France Telecom S.A.,
4.375%, Due 7/8/2014	465	510
GlaxoSmithKline Capital, Inc.,
5.65%, Due 5/15/2018	250	289
6.375%, Due 5/15/2038	1,020	1,228
Hewlett-Packard Co.,
4.25%, Due 2/24/2012	585	616
4.50%, Due 3/1/2013	425	461
6.125%, Due 3/1/2014	460	531
Honeywell International, Inc.,
4.25%, Due 3/1/2013	1,080	1,170
Hospira, Inc.,
6.05%, Due 3/30/2017	360	406
International Business Machines Corp.,
4.75%, Due 11/29/2012	480	524
7.625%, Due 10/15/2018	770	1,002
ITT Corp.,
4.90%, Due 5/1/2014	695	760
John Deere Capital Corp.,
4.90%, Due 9/9/2013	670	736
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	320	341
Kellogg Co.,
4.25%, Due 3/6/2013	500	537
Koninklijke Philips Electronics NV,
5.75%, Due 3/11/2018	335	381
Kraft Foods, Inc.,
7.00%, Due 8/11/2037	1,580	1,906
6.50%, Due 2/9/2040	245	282
L-3 Communications Corp.,
4.75%, Due 7/15/2020	400	409
Lorillard Tobacco Co.,
8.125%, Due 6/23/2019	310	352
Marathon Oil Corp.,
6.00%, Due 10/1/2017	415	463
Medtronic, Inc.,
3.00%, Due 3/15/2015	1,065	1,116
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	484
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	166
Novartis Capital Corp.,
4.125%, Due 2/10/2014	560	610
2.90%, Due 4/24/2015	695	722
Novartis Securities Investment Ltd.,
5.125%, Due 2/10/2019	1,164	1,315
Oracle Corp.,
6.50%, Due 4/15/2038	1,055	1,236
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	660	672
Raytheon Co.,
5.375%, Due 4/1/2013	550	608
Rogers Communications, Inc.,
6.80%, Due 8/15/2018	350	422
Safeway, Inc.,
6.25%, Due 3/15/2014	535	614
Shell International Finance BV,
3.10%, Due 6/28/2015	340	352
6.375%, Due 12/15/2038	1,760	2,150
Simon Property Group LP,
5.75%, Due 12/1/2015	460	510
Telecom Italia Capital SA,
4.95%, Due 9/30/2014	475	497
Telefonica Emisiones SAU,
4.949%, Due 1/15/2015	425	457
6.421%, Due 6/20/2016	350	398
Thermo Fisher Scientific, Inc.,
3.20%, Due 5/1/2015	240	252
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	350	377
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	350	389
6.75%, Due 7/1/2018	845	987
7.30%, Due 7/1/2038	1,920	2,301
Time Warner, Inc.,
4.875%, Due 3/15/2020	160	168
Transocean, Inc.,
6.80%, Due 3/15/2038	3,170	2,853
Tyco Electronics Group SA,
6.55%, Due 10/1/2017	2,057	2,352
7.125%, Due 10/1/2037	1,750	2,023
Tyco International Finance SA,
4.125%, Due 10/15/2014	175	188
8.50%, Due 1/15/2019	385	503
See accompanying notes

6

American Beacon Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Unilever Capital Corp.,
7.125%, Due 11/1/2010	$2,000	$2,033
Union Pacific Corp.,
7.875%, Due 1/15/2019	350	451
United Technologies Corp.,
6.125%, Due 7/15/2038	210	246
Valero Energy Corp.,
9.375%, Due 3/15/2019	155	197
6.625%, Due 6/15/2037	185	194
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	350	396
6.90%, Due 4/15/2038	275	330
Verizon Wireless Capital, LLC,
3.75%, Due 5/20/2011	360	369
8.50%, Due 11/15/2018	415	549
Viacom, Inc.,
6.875%, Due 4/30/2036	2,880	3,309
Vodafone Group plc,
6.15%, Due 2/27/2037	365	391
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	461
6.50%, Due 8/15/2037	1,340	1,620
Waste Management, Inc.,
7.375%, Due 3/11/2019	255	310
Wyeth Corp.,
5.50%, Due 2/1/2014	1,465	1,658
Xerox Corp.,
5.65%, Due 5/15/2013	75	81
8.25%, Due 5/15/2014	160	190

		90,198

Other Government - 0.05%
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	382

Utilities - 1.53%
Columbus Southern Power Co.,
5.50%, Due 3/1/2013	660	722
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	175	179
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	372
Dominion Resources, Inc.,
Series A, 5.60%, Due 11/15/2016	500	571
Series D, 8.875%, Due 1/15/2019	120	160
Duke Energy Carolinas LLC,
5.10%, Due 4/15/2018	350	394
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	520	605
Energy Transfer Partners LP,
8.50%, Due 4/15/2014	605	713
9.00%, Due 4/15/2019	260	319
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013	505	551
6.125%, Due 10/15/2039	310	326
Exelon Generation Co. LLC,
6.25%, Due 10/1/2039	310	340
FirstEnergy Solutions Corp.,
4.80%, Due 2/15/2015	175	186
MidAmerican Energy Holdings Co.,
5.875%, Due 10/1/2012	760	828
6.125%, Due 4/1/2036	350	392
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	200
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	378
Public Service Enterprise Group, Inc.,
6.95%, Due 6/1/2012	745	814
Sempra Energy,
6.50%, Due 6/1/2016	315	369
Southern Power Co.,
6.25%, Due 7/15/2012	525	574
Spectra Energy Capital Corp.,
5.65%, Due 3/1/2020	310	335
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014	310	342
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	340	439
6.10%, Due 6/1/2040	170	188
Union Electric Co.,
6.70%, Due 2/1/2019	430	509
Virginia Electric and Power Co.,
5.40%, Due 4/30/2018	350	393
Westar Energy, Inc.,
6.00%, Due 7/1/2014	175	198
Wisconsin Electric Power Co.,
6.25%, Due 12/1/2015	480	573
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	869	960

		12,930

Total Corporate Obligations		151,655

See accompanying notes

7

American Beacon Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
MUNICIPAL OBLIGATIONS - 0.33%
Municipal Electric Authority of Georgia,
6.637%, Due 4/1/2057	$1,920	$1,922
6.655%, Due 4/1/2057	710	695
State of Illinois,
1.823%, Due 1/1/2011	200	200

Total Municipal Obligations		2,817

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.26%
Commercial Mortgage Backed Securities - 1.22%
Banc of America Commercial Mortgage, Inc.,
2005-6 A1, 5.001%, Due 9/10/2047	192	192
5.317%, Due 9/10/2047	350	366
2007-2 A2, 5.634%, Due 4/10/2049	700	728
Bear Stearns Commercial Mortgage Securities, Inc.,
2006-PWR14 A4, 5.201%, Due 12/11/2038	665	700
2006-PW13 A4, 5.54%, Due 9/11/2041	1,070	1,148
2004-PWR5 A4, 4.831%, Due 7/11/2042	510	523
Citigroup Commercial Mortgage Trust,
2004-C2 A3, 4.38%, Due 10/15/2041	995	1,010
Citigroup/ Deutsche Bank Commercial Mortgage Trust,
2007-CD5 A4, 5.886%, Due 11/15/2044	930	980
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039	350	356
JPMorgan Chase Commercial Mortgage Securities Corp.,
2010-C1 A1, 3.853%, Due 6/15/2043 #	699	726
2005-LDP1 A2, 4.625%, Due 3/15/2046	434	443
2007-CB19 A4, 5.746%, Due 2/12/2049	550	568
2007-CB20 A2, 5.629%, Due 2/12/2051	700	730
LB-UBS Commercial Mortgage Trust,
2007-C1 A4, 5.424%, Due 2/15/2040	500	514
Prime Mortgage Trust,
2005-2, 5.25%, Due 7/25/2020	1,012	1,003
Wachovia Bank Commercial Mortgage Trust,
2007-C32 A2, 5.735%, Due 6/15/2049	330	343

		10,330

Other Asset-Backed - 0.04%
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042	341	353

Total Non-Agency Mortgage-Backed Obligations		10,683

ASSET-BACKED SECURITIES - 1.06%
American Express Credit Account Master Trust,
2006-2 A, 5.35%, Due 1/15/2014	1,400	1,458
Bank of America Auto Trust,
2010-1A A2, 0.75%, Due 6/15/2012 #	650	651
BMW Floorplan Master Owner Trust,
2009-1A A, 1.491%, Due 9/15/2014 # §	350	350
Capital One Multi-Asset Execution Trust,
2006-A10 A10, 5.15%, Due 6/16/2014	1,050	1,098
Citibank Credit Card Issuance Trust,
2009-A2 A2, 1.891%, Due 5/15/2014 §	650	665
Discover Card Master Trust,
2009-A2 A, 1.641%, Due 2/17/2015 §	200	204
Ford Credit Auto Lease Trust,
2010-A A2, 1.04%, Due 3/15/2013 #	950	952
Ford Credit Floorplan Master Owner Trust,
2009-2 A, 1.891%, Due 9/15/2014 §	350	356
Harley-Davidson Motorcycle Trust,
2009-4 A3, 1.87%, Due 2/15/2014	350	355
Honda Auto Receivables Owner Trust,
2009-3 A4, 3.30%, Due 9/15/2015	470	492
Hyundai Auto Receivables Trust,
2009-A A4, 3.15%, Due 3/15/2016	270	283
John Deere Owner Trust,
2009-A A3, 2.59%, Due 10/15/2013	391	396
2009-A A4, 3.96%, Due 5/16/2016	265	279
Nissan Master Owner Trust Receivables,
2010-AA A, 1.491%, Due 1/15/2015 # §	650	652
Volkswagen Auto Loan Enhanced Trust,
2010-1 A2, 0.66%, Due 5/21/2012	325	325
2008-2 A4A, 6.24%, Due 7/20/2015	400	444

Total Asset-Backed Securities		8,960

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.36%
Federal Home Loan Mortgage Corporation - 2.32%
4.50%, Due 3/1/2019	523	556
5.00%, Due 10/1/2020	206	222
5.00%, Due 4/1/2023	766	819
4.50%, Due 5/1/2025	2,246	2,382
5.00%, Due 8/1/2033	1,151	1,232
5.50%, Due 2/1/2034	953	1,030
5.00%, Due 3/1/2034	865	925
6.00%, Due 6/1/2034	613	676
6.00%, Due 8/1/2034	495	544
5.00%, Due 8/1/2035	806	861
5.00%, Due 9/1/2035	1,576	1,684
6.00%, Due 8/1/2036	543	590
5.50%, Due 11/1/2036	787	848
5.50%, Due 4/1/2037	1,019	1,098
5.50%, Due 5/1/2037	553	596
See accompanying notes

8

American Beacon Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
6.00%, Due 9/1/2037	$335	$365
5.50%, Due 12/1/2037	813	877
5.00%, Due 3/1/2038	1,193	1,272
6.00%, Due 3/1/2038	1,558	1,694
5.50%, Due 5/1/2038	438	472
5.50%, Due 10/1/2039	843	909

		19,652

Federal National Mortgage Association - 2.82%
5.50%, Due 2/1/2014	146	159
6.00%, Due 4/1/2016	163	177
5.00%, Due 12/1/2017	476	512
4.50%, Due 9/1/2018	306	328
4.00%, Due 8/1/2020	655	694
5.00%, Due 12/1/2023	440	471
5.00%, Due 3/1/2024	486	519
4.50%, Due 4/1/2024	626	665
5.00%, Due 3/1/2034	1,200	1,284
4.50%, Due 9/1/2034	580	612
5.50%, Due 12/1/2035	598	646
5.50%, Due 1/1/2036	674	729
5.00%, Due 2/1/2036	561	600
5.50%, Due 2/1/2036	546	589
5.00%, Due 3/1/2036	1,019	1,089
5.50%, Due 4/1/2036	720	778
6.00%, Due 9/1/2036	573	624
6.50%, Due 9/1/2036	1,175	1,295
5.50%, Due 12/1/2036	960	1,036
5.50%, Due 2/1/2037	951	1,026
5.50%, Due 8/1/2037	719	777
5.50%, Due 3/1/2038	1,527	1,647
5.00%, Due 4/1/2038	1,259	1,343
5.00%, Due 6/1/2038	1,529	1,631
5.50%, Due 6/1/2038	1,875	2,022
6.00%, Due 9/1/2038	335	364
5.00%, Due 7/1/2040	2,128	2,270

		23,887

Government National Mortgage Association - 1.22%
7.00%, Due 12/15/2025	216	247
4.201%, Due 8/16/2026	489	501
6.50%, Due 8/15/2027	246	279
6.50%, Due 11/15/2027	249	281
7.50%, Due 12/15/2028	197	226
5.50%, Due 7/15/2033	652	714
6.00%, Due 12/15/2033	659	732
5.50%, Due 2/20/2034	893	975
2.989%, Due 3/16/2039	1,049	1,088
5.00%, Due 10/15/2039	3,211	3,462
5.50%, Due 2/15/2040	1,720	1,873

		10,378

Total U.S. Agency Mortgage-Backed Obligations		53,917

U.S. AGENCY OBLIGATIONS - 5.73%
Federal Farm Credit Bank - 0.08%
3.00%, Due 9/22/2014	600	636

Federal Home Loan Mortgage Corporation - 2.94%
4.50%, Due 1/15/2015	22,140	24,937

Federal National Mortgage Association - 2.69%
5.125%, Due 1/2/2014	645	713
4.625%, Due 10/15/2014	1,000	1,126
6.25%, Due 5/15/2029	12,200	15,300
6.00%, Due 4/18/2036	5,065	5,672

		22,811

Tennessee Valley Authority - 0.02%
5.25%, Due 9/15/2039	170	188

Total U.S. Agency Obligations		48,572

U.S. TREASURY OBLIGATIONS - 4.55%
1.375%, Due 2/15/2012	1,870	1,897
2.125%, Due 5/31/2015	3,890	3,999
4.25%, Due 8/15/2015	1,200	1,354
3.00%, Due 9/30/2016	1,000	1,053
3.125%, Due 10/31/2016	6,500	6,885
3.75%, Due 11/15/2018	4,000	4,356
3.625%, Due 2/15/2020	4,000	4,246
3.50%, Due 5/15/2020	4,335	4,552
7.875%, Due 2/15/2021	1,200	1,727
6.25%, Due 8/15/2023	800	1,043
6.875%, Due 8/15/2025	580	809
5.25%, Due 11/15/2028	750	905
5.375%, Due 2/15/2031	775	952
4.75%, Due 2/15/2037	130	148
4.50%, Due 8/15/2039	1,630	1,776
4.375%, Due 11/15/2039	2,645	2,824

Total U.S. Treasury Obligations		38,526

	Shares
SHORT TERM INVESTMENTS - 4.23%
American Beacon U.S. Government Money Market Select Fund ¤	2,900,000	2,900
JPMorgan U.S. Government Money Market Fund	23,836,792	23,837
See accompanying notes

9

American Beacon Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
U.S. Treasury,
0.145%, Due 10/14/2010 @	$3,103	$3,102
0.22%, Due 10/21/2010	5,000	4,998
0.01%, Due 4/7/2011	1,050	1,047

Total Short Term Investments		35,884

TOTAL INVESTMENTS 99.65% - (Cost $809,955)		844,414
OTHER ASSETS, NET OF LIABILITIES - 0.35%		2,943

TOTAL NET ASSETS - 100.00%		$847,357

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡	REIT

#	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,458 or 1.35% of net assets. The Fund has no right to demand registration of these securities.

§	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

¤	The Fund is affiliated by having the same investment advisor.

@	At July 31, 2010, security pledged as collateral for open futures contracts.
Futures Contracts
     (dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini S&P 500 Index	543	Sep 2010	$29,819	$486

See accompanying notes

10

American Beacon Large Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 94.97%
CONSUMER DISCRETIONARY - 7.94%
Auto Components - 0.61%
Gentex Corp.	704,520	$13,576
Johnson Controls, Inc.	321,500	9,263
Magna International, Inc.	312,900	23,367

		46,206

Automobiles - 0.28%
Toyota Motor Corp., ADR	304,700	21,399

Hotels, Restaurants & Leisure - 1.49%
Carnival Corp.	1,122,400	38,925
McDonald’s Corp.	524,700	36,587
Wyndham Worldwide Corp.	1,516,080	38,706

		114,218

Media - 1.61%
CBS Corp.	1,327,900	19,626
Comcast Corp.	754,800	13,934
Interpublic Group of Cos., Inc. ^	968,200	8,849
Time Warner Cable, Inc.	152,700	8,730
Time Warner, Inc.	1,944,000	61,158
Warner Music Group Corp. ^	2,322,000	10,890

		123,187

Multiline Retail - 1.53%
J.C. Penney Company, Inc.	2,016,000	49,654
Target Corp.	539,700	27,698
Wal-Mart Stores, Inc.	774,960	39,670

		117,022

Specialty Retail - 1.63%
Abercrombie & Fitch Co.	855,230	31,592
Gap, Inc.	693,500	12,559
The Home Depot, Inc.	2,503,167	71,366
Limited Brands, Inc.	347,700	8,915

		124,432

Textiles & Apparel - 0.70%
Polo Ralph Lauren Corp.	681,000	53,806

Tobacco - 0.09%
Lorillard, Inc.	85,600	6,526

Total Consumer Discretionary		606,796

CONSUMER STAPLES - 9.68%
Beverages - 2.14%
Coca-Cola Co.	430,400	23,719
Diageo plc, ADR	1,651,500	115,407
PepsiCo, Inc.	378,300	24,556

		163,682

Food & Drug Retailing - 1.26%
CVS Caremark Corp.	1,091,600	33,501
Safeway, Inc.	2,322,500	47,704
Sysco Corp.	489,540	15,161

		96,366

Food Products - 2.85%
ConAgra Foods, Inc.	2,600,000	61,048
H.J. Heinz Co.	1,166,000	51,864
Hershey Co.	1,200,000	56,400
Kraft Foods, Inc.	147,600	4,311
Unilever N.V.	1,500,000	44,235

		217,858

Household Products - 0.33%
The Procter & Gamble Co.	412,000	25,198

Personal Products - 0.74%
L’Oreal SA, ADR	2,675,000	56,309

Tobacco - 2.36%
Altria Group, Inc.	1,350,800	29,934
Imperial Tobacco Group plc, ADR	1,132,700	63,884
Philip Morris International, Inc.	1,691,800	86,349

		180,167

Total Consumer Staples		739,580

ENERGY - 9.92%
Energy Equipment & Services - 0.86%
Transocean Ltd. ^	611,800	28,271
Weatherford International Ltd. ^	2,300,000	37,260

		65,531

Oil & Gas - 9.06%
BP plc, ADR	1,114,900	42,890
Chevron Corp.	1,114,362	84,925
ConocoPhillips	4,576,596	252,720
Exxon Mobil Corp.	1,041,300	62,145
Hess Corp.	1,020,000	54,662
Marathon Oil Corp.	138,800	4,643
Occidental Petroleum Corp.	796,800	62,095
QEP Resources, Inc. ^	1,006,000	34,626
Royal Dutch Shell plc, ADR	636,900	34,023
See accompanying notes

1

American Beacon Large Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Spectra Energy Corp.	2,894,800	$60,183

		692,912

Total Energy		758,443

FINANCIALS - 20.77%
Banks - 8.23%
Banco Santander S.A., ADR	4,974,000	63,518
Bank of America Corp.	12,988,290	182,356
Bank of New York Mellon Corp.	556,000	13,939
East West Bancorp, Inc.	2,224,982	34,687
KeyCorp	821,674	6,951
M&T Bank Corp.	590,000	51,531
PNC Financial Services Group, Inc.	1,888,649	112,167
SunTrust Banks, Inc.	195,900	5,084
Wells Fargo & Co.	4,334,658	120,200
Zions Bancorporation	1,728,000	38,344

		628,777

Diversified Financials - 8.43%
American Express Co.	1,838,400	82,066
Capital One Financial Corp.	1,555,600	65,848
Charles Schwab Corp.	1,600,000	23,664
Citigroup, Inc. ^	12,369,768	50,716
Goldman Sachs Group, Inc.	213,800	32,245
JPMorgan Chase & Co.	5,966,598	240,335
Mitsubishi UFJ Financial Group, Inc., ADR	8,256,000	41,115
Morgan Stanley Dean Witter & Co.	1,810,500	48,865
SLM Corp. ^	2,505,900	30,071
State Street Corp.	755,700	29,412

		644,337

Insurance - 3.47%
ACE Ltd.	863,900	45,856
Allstate Corp.	525,100	14,829
Genworth Financial, Inc. ^	1,017,200	13,814
Hartford Financial Services Group, Inc.	1,103,450	25,832
Lincoln National Corp.	1,155,200	30,081
MetLife, Inc.	1,384,259	58,222
Prudential Financial, Inc.	132,300	7,579
Travelers Cos., Inc.	660,000	33,297
XL Group plc	2,009,200	35,623

		265,133

Real Estate - 0.64%
Annaly Capital Management, Inc. ‡	2,833,200	49,298

Total Financials		1,587,545

HEALTH CARE - 10.56%
Biotechnology - 0.32%
Amgen, Inc. ^	440,000	23,993

Health Care Equipment & Supplies - 2.09%
Baxter International, Inc.	2,293,200	100,374
Hospira, Inc. ^	1,143,000	59,550

		159,924

Health Care Providers & Services - 1.47%
Cardinal Health, Inc.	1,356,000	43,758
CIGNA Corp.	1,275,100	39,222
WellPoint, Inc. ^	582,300	29,534

		112,514

Pharmaceuticals - 6.68%
Abbott Laboratories	1,106,000	54,282
AstraZeneca plc, ADR	85,600	4,318
Bristol-Myers Squibb Co.	3,994,700	99,548
Eli Lilly & Co.	2,346,000	83,518
Johnson & Johnson	1,135,300	65,949
Merck & Co., Inc.	2,531,199	87,225
Pfizer, Inc.	7,727,649	115,915

		510,755

Total Health Care		807,186

INDUSTRIALS - 11.91%
Aerospace & Defense - 4.08%
Boeing Co.	1,604,000	109,296
Lockheed Martin Corp.	292,600	21,989
Northrop Grumman Corp.	1,356,400	79,539
Raytheon Co.	2,192,800	101,461

		312,285

Air Freight & Couriers - 0.20%
FedEx Corp.	181,500	14,983

Commercial Services & Supplies - 0.39%
RR Donnelley & Sons Co.	1,771,110	29,879

Construction & Engineering - 0.35%
Shaw Group, Inc. ^	834,715	26,744

Electrical Equipment - 0.07%
Molex, Inc. — Class A	315,490	5,332

Industrial Conglomerates - 2.91%
3M Co.	569,000	48,672
General Electric Co.	4,919,100	79,296
See accompanying notes

2

American Beacon Large Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Honeywell International, Inc.	1,872,225	$80,244
Tyco International Ltd.	373,300	14,290

		222,502

Machinery - 3.91%
Caterpillar, Inc.	411,900	28,730
Cummins, Inc.	137,800	10,970
Deere & Co.	1,039,000	69,281
Eaton Corp.	181,500	14,240
Illinois Tool Works, Inc.	709,600	30,868
ITT Industries, Inc.	957,200	45,103
PACCAR, Inc.	1,089,930	49,941
SPX Corp.	834,000	49,673

		298,806

Total Industrials		910,531

INFORMATION TECHNOLOGY - 13.68%
Communications Equipment - 0.41%
Cisco Systems, Inc. ^	1,367,100	31,539

Computers & Peripherals - 7.11%
Apple Computer, Inc. ^	349,000	89,780
Dell, Inc. ^	1,323,900	17,528
EMC Corp. ^	4,000,000	79,160
Hewlett-Packard Co.	2,836,200	130,579
International Business Machines Corp.	1,760,800	226,087

		543,134

Electronic Equipment & Instruments - 0.21%
Tyco Electronics Ltd.	589,500	15,917

IT Consulting & Services - 0.06%
Accenture plc	110,200	4,368

Office Electronics - 0.20%
Xerox Corp.	1,565,500	15,248

Semiconductor Equipment & Products - 2.03%
Intel Corp.	5,266,100	108,482
Texas Instruments, Inc.	1,882,000	46,466

		154,948

Software - 3.66%
CA, Inc.	1,449,903	28,360
Intuit, Inc. ^	1,422,000	56,525
Microsoft Corp.	4,593,000	118,545
Oracle Corp.	3,240,000	76,594

		280,024

Total Information Technology		1,045,178

MATERIALS - 2.99%
Chemicals - 2.38%
Air Products & Chemicals, Inc.	430,700	31,260
Dow Chemical Co.	2,913,000	79,612
E. I. du Pont de Nemours & Co.	1,411,300	57,398
PPG Industries, Inc.	198,600	13,797

		182,067

Metals & Mining - 0.61%
Cliffs Natural Resources, Inc.	551,300	31,187
Newmont Mining Corp.	276,200	15,439

		46,626

Total Materials		228,693

TELECOMMUNICATION SERVICES - 3.49%
Diversified Telecommunication Services - 1.76%
AT&T, Inc.	2,747,752	71,277
Nokia Corp., ADR	4,607,400	43,816
Verizon Communications, Inc.	666,986	19,383

		134,476

Wireless Telecommunication Services - 1.73%
Vodafone Group plc, ADR	5,627,900	132,143

Total Telecommunication Services		266,619

UTILITIES - 4.03%
Electric Utilities - 3.81%
CenterPoint Energy, Inc.	2,450,000	34,863
Dominion Resources, Inc.	2,879,200	120,898
Edison International	325,900	10,803
Entergy Corp.	475,000	36,817
Exelon Corp.	653,900	27,353
NextEra Energy, Inc.	1,163,900	60,872

		291,606

Multi-Utilities - 0.22%
Questar Corp.	1,006,000	16,549

Total Utilities		308,155

Total Common Stocks		7,258,726

SHORT TERM INVESTMENTS - 4.94%
American Beacon U.S. Government Money Market Select Fund	50,000,000	50,000
See accompanying notes

3

American Beacon Large Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
JPMorgan U.S. Government Money Market Fund	295,344,676	$295,345

	Par
	Amount
U.S. Treasury,
0.145%, Due 10/14/2010 #	$32,619	32,612

Total Short Term Investments		377,957

TOTAL INVESTMENTS 99.91% — (Cost $7,733,260)		7,636,683
OTHER ASSETS, NET OF LIABILITIES - 0.09%		6,825

TOTAL NET ASSETS - 100.00%		$7,643,508

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡	REIT

#	At July 31, 2010, security pledged as collateral for open futures contracts.
Futures Contracts
     (dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini S&P 500 Index	6,891	Sep 2010	$378,419	$9,284

See accompanying notes

4

American Beacon Large Cap Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 95.03%
CONSUMER DISCRETIONARY - 16.64%
Auto Components - 0.92%
Johnson Controls, Inc.	22,234	$641

Hotels, Restaurants & Leisure - 2.17%
Cheesecake Factory, Inc. ^	24,035	564
Starbucks Corp.	22,831	567
Yum! Brands, Inc.	9,100	376

		1,507

Internet & Catalog Retail - 2.07%
Amazon.com, Inc. ^	5,550	654
priceline.com, Inc. ^	3,500	786

		1,440

Leisure Equipment & Products - 0.89%
Mattel, Inc.	29,393	622

Media - 0.86%
Omnicom Group, Inc.	15,974	595

Multiline Retail - 2.67%
Costco Wholesale Corp.	5,800	329
Kohl’s Corp. ^	9,300	443
Nordstrom, Inc.	15,178	516
Target Corp.	11,146	572

		1,860

Specialty Retail - 6.31%
Aéropostale, Inc. ^	21,381	608
AutoZone, Inc. ^	3,116	659
Dollar Tree, Inc. ^	14,863	659
Lowe’s Companies, Inc.	13,600	282
O’Reilly Automotive, Inc. ^	8,950	441
Ross Stores, Inc.	11,257	593
Tiffany & Co.	13,659	574
Urban Outfitters, Inc. ^	17,900	576

		4,392

Textiles & Apparel - 0.75%
Coach, Inc.	14,124	522

Total Consumer Discretionary		11,579

CONSUMER STAPLES - 1.72%
Beverages - 0.56%
PepsiCo, Inc.	6,000	389

Food Products - 0.65%
Green Mountain Coffee Roasters, Inc. ^	14,600	450

Personal Products - 0.51%
The Esteé Lauder Companies, Inc.	5,700	355

Total Consumer Staples		1,194

ENERGY - 5.65%
Energy Equipment & Services - 3.24%
Dresser-Rand Group, Inc. ^	11,800	439
FMC Technologies, Inc. ^	5,700	361
Helmerich & Payne, Inc.	17,259	699
Schlumberger Ltd.	12,600	752

		2,251

Oil & Gas - 2.41%
EOG Resources, Inc.	2,300	224
Occidental Petroleum Corp.	12,005	936
Peabody Energy Corp.	11,500	519

		1,679

Total Energy		3,930

FINANCIALS - 6.55%
Diversified Financials - 6.55%
Franklin Resources, Inc.	4,400	442
Goldman Sachs Group, Inc.	9,513	1,435
IntercontinentalExchange, Inc. ^	3,150	333
JPMorgan Chase & Co.	27,200	1,095
Visa, Inc.	17,050	1,251

Total Financials		4,556

HEALTH CARE - 8.50%
Biotechnology - 2.11%
Amgen, Inc. ^	11,200	611
Celgene Corp. ^	6,400	353
Gilead Sciences, Inc. ^	15,002	500

		1,464

Health Care Equipment & Supplies - 0.22%
Thermo Fisher Scientific, Inc. ^	3,400	152

Health Care Providers & Services - 3.32%
AmerisourceBergen Corp.	19,177	575
Express Scripts, Inc. ^	13,400	605
McKesson Corp.	8,597	540
UnitedHealth Group, Inc.	19,368	590

		2,310

See accompanying notes

1

American Beacon Large Cap Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Pharmaceuticals - 2.85%
Johnson & Johnson	10,045	$584
Medco Health Solutions, Inc. ^	7,300	350
Shire plc, ADR	8,100	558
Teva Pharmaceutical Industries Ltd., ADR	10,100	493

		1,985

Total Health Care		5,911

INDUSTRIALS - 19.76%
Aerospace & Defense - 1.94%
Lockheed Martin Corp.	7,831	588
United Technologies Corp.	10,700	761

		1,349

Air Freight & Couriers - 1.52%
CH Robinson Worldwide, Inc.	6,300	411
United Parcel Service, Inc.	10,001	650

		1,061

Commercial Services & Supplies - 1.15%
ITT Educational Services, Inc. ^	6,284	507
New Oriental Education & Technology Group, ADR ^	3,000	294

		801

Construction & Engineering - 0.42%
Fluor Corp.	6,100	294

Electronic Equipment & Instruments - 0.91%
Emerson Electric Co.	12,757	632

Industrial Conglomerates - 1.01%
3M Co.	8,182	700

Machinery - 10.43%
Caterpillar, Inc.	9,756	680
Cummins, Inc.	9,131	727
Danaher Corp.	24,400	937
Deere & Co.	20,046	1,337
Eaton Corp.	9,236	725
Flowserve Corp.	9,973	989
Illinois Tool Works, Inc.	13,700	596
Joy Global, Inc.	11,004	653
Parker Hannifin Corp.	9,829	611

		7,255

Road & Rail - 2.38%
Norfolk Southern Corp.	10,700	602
Union Pacific Corp.	14,100	1,053

		1,655

Total Industrials		13,747

INFORMATION TECHNOLOGY - 33.87%
Communications Equipment - 3.65%
Cisco Systems, Inc. ^	62,179	1,435
Corning, Inc.	34,075	617
QUALCOMM, Inc.	12,800	487

		2,539

Computers & Peripherals - 12.42%
Apple Computer, Inc. ^	8,377	2,155
EMC Corp. ^	77,892	1,542
Hewlett-Packard Co.	35,853	1,651
International Business Machines Corp.	4,754	610
Lexmark International, Inc. ^	15,832	582
NetApp, Inc. ^	15,113	639
SanDisk Corp. ^	12,912	564
Seagate Technology ^	36,959	464
Western Digital Corp. ^	16,568	437

		8,644

Electronic Equipment & Instruments - 1.79%
Agilent Technologies, Inc. ^	10,000	279
Amphenol Corp.	7,800	350
Jabil Circuit, Inc.	42,732	620

		1,249

Internet Software & Services - 2.37%
Baidu, Inc., ADR ^	6,000	488
Equinix, Inc. ^	5,400	505
Google, Inc. ^	1,350	655

		1,648

IT Consulting & Services - 1.90%
Cognizant Technology Solutions Corp. ^	24,200	1,320

Semiconductor Equipment & Products - 6.50%
Altera Corp.	27,543	763
Broadcom Corp.	26,995	973
Intel Corp.	29,880	616
Lam Research Corp. ^	9,000	380
Linear Technology Corp.	9,000	287
Marvell Technology Group Ltd. ^	21,900	327
QLogic Corp. ^	35,648	567
Texas Instruments, Inc.	24,563	606

		4,519

See accompanying notes

2

American Beacon Large Cap Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Software - 5.24%
Autodesk, Inc. ^	13,300	$393
Cerner Corp. ^	2,600	201
Citrix Systems, Inc. ^	8,900	490
Microsoft Corp.	23,526	607
Oracle Corp.	54,407	1,286
Salesforce.com, Inc. ^	3,300	327
VMware, Inc. ^	4,400	341

		3,645

Total Information Technology		23,564

MATERIALS - 1.96%
Chemicals - 0.53%
Ecolab, Inc.	7,550	369

Metals & Mining - 1.43%
Cliffs Natural Resources, Inc.	8,600	487
Walter Energy, Inc.	7,131	508

		995

Total Materials		1,364

TELECOMMUNICATION SERVICES - 0.38%
Wireless Telecommunication Services - 0.38%
American Tower Corp. ^	5,700	264

Total Common Stocks		66,109

SHORT TERM INVESTMENTS - 4.35%
JPMorgan U.S. Government Money Market Fund	2,481,204	2,481

	Par
	Amount
U.S. Treasury,
0.145%, Due 10/14/2010 ‡	$543	543

Total Short Term Investments		3,024

TOTAL INVESTMENTS 99.38% - (Cost $60,826)		69,133
OTHER ASSETS, NET OF LIABILITIES - 0.62%		431

TOTAL NET ASSETS - 100.00%		$69,564

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡	At July 31, 2010, security pledged as collateral for open futures contracts.
See accompanying notes

3

American Beacon Large Cap Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)
Futures Contracts
   (dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini S&P 500 Index	55	Sep 2010	$3,020	$69

See accompanying notes

4

American Beacon Mid-Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 93.54%
CONSUMER DISCRETIONARY - 17.65%
Hotels, Restaurants & Leisure - 2.09%
International Game Technology	65,900	$1,004
Royal Caribbean Cruises Ltd. ^	31,000	895

		1,899

Household Durables - 4.23%
Fortune Brands, Inc.	29,575	1,298
Sealy Corp. ^	93,775	257
Stanley Black & Decker, Inc.	39,394	2,285

		3,840

Media -1.42%
Omnicom Group, Inc.	34,525	1,286

Multiline Retail - 2.90%
Family Dollar Stores, Inc.	30,500	1,261
J.C. Penney Company, Inc.	55,675	1,372

		2,633

Specialty Retail - 6.26%
Advance Auto Parts, Inc.	16,600	889
GameStop Corp. ^	29,400	589
Hanesbrands, Inc. ^	40,900	1,025
Limited Brands, Inc.	41,200	1,056
Regis Corp.	39,625	604
Rent-A-Center, Inc. ^	29,200	642
Sherwin-Williams Co.	12,675	876

		5,681

Tobacco - 0.75%
Lorillard, Inc.	9,000	686

Total Consumer Discretionary		16,025

CONSUMER STAPLES - 3.15%
Food & Drug Retailing - 1.07%
Sysco Corp.	31,300	969

Personal Products -1.16%
Avon Products, Inc.	33,875	1,055

Tobacco - 0.92%
Reynolds American, Inc.	14,400	833

Total Consumer Staples		2,857

ENERGY - 3.62%
Oil & Gas - 3.62%
El Paso Corp.	79,800	983
Murphy Oil Corp.	19,300	1,057
Spectra Energy Corp.	29,400	611
Valero Energy Corp.	37,475	637

Total Energy		3,288

FINANCIALS - 26.89%
Banks - 6.97%
Comerica, Inc.	22,675	870
Fifth Third Bancorp	133,950	1,702
KeyCorp	64,875	549
New York Community Bancorp, Inc.	62,900	1,085
PNC Financial Services Group, Inc.	28,603	1,699
Regions Financial Corp.	57,825	424

		6,329

Diversified Financials - 4.11%
Ameriprise Financial, Inc.	15,600	661
Capital One Financial Corp.	33,200	1,405
Marshall & Ilsley Corp.	63,850	449
Primerica, Inc. ^	15,050	352
SLM Corp. ^	71,700	861

		3,728

Insurance - 13.62%
Axis Capital Holdings Ltd.	28,300	882
The Chubb Corp.	18,400	968
CNO Financial Group, Inc. ^	92,050	494
Delphi Financial Group, Inc.	52,775	1,370
Fidelity National Financial, Inc.	69,500	1,027
Hartford Financial Services Group, Inc.	15,400	361
Protective Life Corp.	57,425	1,292
RenaissanceRe Holdings Ltd.	21,050	1,204
Torchmark Corp.	25,650	1,361
Validus Holdings Ltd.	28,932	719
Willis Group Holdings plc	72,745	2,226
XL Group plc	25,900	459

		12,363

Real Estate - 2.19%
Annaly Capital Management, Inc. ‡	52,900	920
Hospitality Properties Trust ‡	52,300	1,070

		1,990

Total Financials		24,410

HEALTH CARE - 10.01%
Health Care Equipment & Supplies - 2.59%
Immucor, Inc. ^	56,225	1,081
Zimmer Holdings, Inc. ^	24,025	1,273

		2,354

See accompanying notes

1

American Beacon Mid-Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Health Care Providers & Services - 6.49%
Aetna, Inc.	41,100	$1,144
Cardinal Health, Inc.	30,700	991
CIGNA Corp.	28,200	867
Coventry Health Care, Inc. ^	54,100	1,073
Omnicare, Inc.	44,200	1,089
Quest Diagnostics, Inc.	15,400	724

		5,888

Pharmaceuticals - 0.93%
Forest Laboratories, Inc. ^	30,575	848

Total Health Care		9,090

INDUSTRIALS - 16.62%
Aerospace & Defense - 5.98%
Curtiss-Wright Corp.	28,300	857
Goodrich Corp.	15,800	1,151
L-3 Communications Holdings, Inc.	30,250	2,210
Spirit Aerosystems Holdings, Inc. ^	59,650	1,214

		5,432

Building Products - 1.45%
Masco Corp.	127,650	1,312

Commercial Services & Supplies - 0.70%
Dun & Bradstreet Corp.	9,300	636

Electrical Equipment - 3.32%
Brady Corp.	49,350	1,373
Cooper Industries plc	16,700	754
Molex, Inc.	45,100	889

		3,016

Machinery - 4.27%
Eaton Corp.	18,500	1,452
Graco, Inc.	27,500	868
ITT Industries, Inc.	15,800	744
SPX Corp.	13,600	810

		3,874

Road & Rail - 0.90%
Ryder System, Inc.	18,600	812

Total Industrials		15,082

INFORMATION TECHNOLOGY - 8.05%
Communications Equipment - 0.89%
Alcatel-Lucent, ADR	271,398	809

Electronic Equipment & Instruments - 2.72%
Avnet, Inc. ^	44,425	1,117
Tyco Electronics Ltd.	50,075	1,352

		2,469

IT Consulting & Services - 1.77%
Alliance Data Systems Corp. ^	16,700	960
Computer Sciences Corp.	14,300	648

		1,608

Semiconductor Equipment & Products - 1.23%
Microchip Technology, Inc.	36,600	1,114

Software - 1.44%
CA, Inc.	66,800	1,307

Total Information Technology		7,307

MATERIALS - 1.92%
Chemicals - 1.03%
PPG Industries, Inc.	13,525	940

Containers & Packaging - 0.89%
Jarden Corp.	27,825	805

Total Materials		1,745

UTILITIES - 5.63%
Electric Utilities - 4.69%
CenterPoint Energy, Inc.	64,600	919
Edison International	23,900	792
Pinnacle West Capital Corp.	22,100	842
PNM Resources, Inc.	61,425	727
Xcel Energy, Inc.	44,300	974

		4,254

Gas Utilities - 0.94%
MDU Resources Group, Inc.	43,450	858

Total Utilities		5,112

Total Common Stocks		84,916

PREFERRED STOCKS - 0.86%
CONSUMER DISCRETIONARY - 0.86%
Household Durables - 0.86%
Sealy Corp.	9,571	775

SHORT TERM INVESTMENTS - 5.73%
JPMorgan U.S. Government Money Market Fund	4,495,237	4,495
See accompanying notes

2

American Beacon Mid-Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
U.S. Treasury,
0.145%, Due 10/14/2010 #	$708	$708

Total Short Term Investments		5,203

TOTAL INVESTMENTS 100.13% - (Cost $87,854)		90,894
LIABILITIES, NET OF OTHER ASSETS - (0.13%)		(115)

TOTAL NET ASSETS - 100.00%		$90,779

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡	REIT

#	At July 31, 2010, security pledged as collateral for open futures contracts.
Futures Contracts
  (dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini S&P 400 Index	138	Sep 2010	$5,236	$44

See accompanying notes

3

American Beacon Small Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 94.77%
CONSUMER DISCRETIONARY - 13.76%
Auto Components - 1.36%
American Axle & Manufacturing Holdings, Inc. ^ †	1,101,000	$10,250
ATC Technology Corp. ^	4,030	97
Cooper Tire & Rubber Co.	133,200	2,878
Gentex Corp.	791,000	15,242
Goodyear Tire & Rubber Co. ^	729,400	7,783
Superior Industries International, Inc.	56,700	816
Westinghouse Air Brake Technologies Corp.	5,400	241

		37,307

Automobiles - 0.13%
Thor Industries, Inc.	123,010	3,425

Commercial Services & Supplies - 0.09%
Viad Corp.	125,290	2,493

Distributors - 0.23%
Brightpoint, Inc. ^	702,200	5,562
Lincoln Educational Services Corp. ^	33,863	714

		6,276

Hotels, Restaurants & Leisure - 1.29%
Ameristar Casinos, Inc.	290,800	4,589
Bob Evans Farms, Inc.	52,200	1,369
Boyd Gaming Corp. ^	187,730	1,588
Brinker International, Inc.	9,300	146
Burger King Holdings, Inc.	153,400	2,651
CEC Entertainment, Inc. ^	32,700	1,136
Cracker Barrel Old Country Store, Inc.	82,011	4,017
Domino’s Pizza, Inc. ^	117,100	1,498
Gaylord Entertainment Co. ^ †	83,039	2,407
International Speedway Corp.	5,850	151
Jack in the Box, Inc. ^	507,380	10,467
Lakes Entertainment, Inc. ^	150,800	380
Life Time Fitness, Inc. ^	4,450	162
Orient-Express Hotels Ltd. ^	144,600	1,317
Papa John’s International, Inc. ^	9,400	238
Ruby Tuesday, Inc. ^	84,644	865
Sonic Corp. ^	17,100	150
Speedway Motorsports, Inc.	161,410	2,215

		35,346

Household Durables - 1.58%
American Greetings Corp.	79,000	1,619
Cavco Industries, Inc. ^	45,589	1,598
Ethan Allen Interiors, Inc.	298,700	4,582
Furniture Brands International, Inc. ^	597,390	3,298
Helen of Troy Ltd. ^	74,898	1,794
Lancaster Colony Corp.	37,000	1,921
M.D.C. Holdings, Inc.	154,610	4,502
Mohawk Industries, Inc. ^	17,400	851
National Presto Industries, Inc.	15,500	1,581
Ryland Group, Inc.	360,410	5,882
Snap-On, Inc.	1,610	72
Toll Brothers, Inc. ^	4,430	77
Tupperware Corp.	33,500	1,320
Whirlpool Corp.	169,800	14,144

		43,241

Internet & Catalog Retail - 0.10%
School Specialty, Inc. ^	32,050	614
Systemax, Inc.	121,500	1,988

		2,602

Leisure Equipment & Products - 0.51%
Brunswick Corp.	516,200	8,734
Callaway Golf Co.	533,910	3,604
JAKKS Pacific, Inc. ^	10,275	162
M&F Worldwide Corp. ^	42,100	1,186
RC2 Corp. ^	14,900	247

		13,933

Media - 0.97%
Belo Corp. ^	466,450	2,822
Harte Hanks, Inc.	94,600	1,067
Interpublic Group of Cos., Inc. ^	681,400	6,228
John Wiley & Sons, Inc.	118,500	4,667
Meredith Corp.	190,610	6,052
New York Times Co. ^	249,200	2,178
Scholastic Corp.	142,400	3,607

		26,621

Multiline Retail - 1.32%
99 Cents Only Stores ^	190,650	3,169
Big Lots, Inc. ^	414,100	14,208
BJ’s Wholesale Club, Inc. ^	180,290	8,212
Dillards, Inc. †	167,200	3,869
Saks, Inc. ^ †	794,040	6,519

		35,977

Specialty Retail - 5.42%
Aaron Rents, Inc.	275,400	5,001
Aéropostale, Inc. ^	182,500	5,189
Bebe Stores, Inc.	564,570	3,359
Big 5 Sporting Goods Corp. ^	89,770	1,233
Buckle, Inc. †	101,600	2,799
Cabela’s, Inc. ^ †	938,100	14,625
See accompanying notes

1

American Beacon Small Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Cato Corp.	47,700	$1,110
Childrens Place Retail Stores, Inc. ^	96,650	4,045
Collective Brands, Inc. ^	491,100	7,867
Copart, Inc. ^	10,500	383
Foot Locker, Inc.	824,190	11,201
Genesco, Inc. ^	46,000	1,255
Group 1 Automotive, Inc. ^ †	63,100	1,749
Gymboree Corp. ^	354,800	15,363
Hanesbrands, Inc. ^	5,800	145
Interline Brands, Inc. ^	16,200	293
Jos. A. Bank Clothiers, Inc. ^	33,900	1,989
Men’s Wearhouse, Inc.	660,100	12,846
OfficeMax, Inc. ^	532,993	7,617
Pep Boys, Inc.	103,800	997
RadioShack Corp.	672,775	14,492
Regis Corp.	119,725	1,823
Rent-A-Center, Inc. ^	922,348	20,282
Sonic Automotive, Inc., A Shares ^	41,200	408
Stage Stores, Inc.	128,120	1,409
Talbots, Inc. ^ †	414,460	4,762
Williams-Sonoma, Inc.	225,714	6,029

		148,271

Textiles & Apparel - 0.76%
Carter’s, Inc. ^	100,900	2,446
Deckers Outdoor Corp. ^	39,900	2,031
Jones Apparel Group, Inc.	391,350	6,825
Quiksilver, Inc. ^	882,700	3,946
Timberland Co. ^	184,070	3,243
True Religion Apparel, Inc. ^	15,200	374
Unifirst Corp.	32,700	1,437
Volcom, Inc. ^	13,800	225
Wolverine World Wide, Inc.	5,750	164

		20,691

Total Consumer Discretionary		376,183

CONSUMER STAPLES - 3.23%
Food & Drug Retailing - 0.85%
Casey’s General Stores, Inc. †	164,893	6,307
Central European Distribution Corp. ^	6,275	164
Flowers Foods, Inc.	180,030	4,362
Nash Finch Co.	22,475	884
Spartan Stores, Inc.	576,210	8,274
Winn-Dixie Stores, Inc. ^	344,440	3,379

		23,370

Food Products - 1.32%
Cal-Maine Foods, Inc. †	141,500	4,470
Corn Products International, Inc.	5,025	167
Del Monte Foods Co.	395,000	5,483
Fresh Del Monte Produce, Inc. ^	113,300	2,361
Hain Celestial Group, Inc. ^	236,810	4,987
Herbalife Ltd.	114,000	5,659
J&J Snack Foods Corp.	3,950	165
Lance, Inc.	194,550	4,111
Overhill Farms, Inc. ^	316,300	1,645
Ralcorp Holdings, Inc. ^	5,100	298
Sanderson Farms, Inc.	44,600	2,085
Smithfield Foods, Inc. ^	321,300	4,578

		36,009

Personal Products - 0.77%
Alberto-Culver Co.	3,540	104
NBTY, Inc. ^	386,400	20,823

		20,927

Tobacco - 0.29%
Alliance One International, Inc. ^	229,900	867
Schweitzer Mauduit International, Inc.	34,700	1,836
Universal Corp.	112,964	5,010
Vector Group Ltd.	8,867	168

		7,881

Total Consumer Staples		88,187

ENERGY - 4.65%
Energy Equipment & Services - 3.15%
Atwood Oceanics, Inc. ^	304,525	8,283
Bristow Group, Inc. ^	64,800	2,166
Cal Dive International, Inc. ^	613,705	3,633
Cobalt International Energy, Inc. ^	401,300	3,355
Dresser-Rand Group, Inc. ^	159,900	5,950
Exterran Holdings, Inc. ^	122,200	3,259
Matrix Service Co. ^	256,209	2,483
Oceaneering International, Inc. ^	5,160	255
Oil States International, Inc. ^	234,600	10,777
Patterson-UTI Energy, Inc.	113,550	1,866
Rowan Companies, Inc. ^	205,500	5,191
SEACOR Holdings, Inc. ^	63,300	5,242
Superior Energy Services, Inc. ^	7,325	167
Tesco Corp. ^	192,963	2,644
Tetra Technologies, Inc. ^	58,700	612
Tidewater, Inc.	567,130	23,241
Unit Corp. ^	173,845	7,110

		86,234

Oil & Gas - 1.50%
Cabot Oil & Gas Corp.	5,040	154
See accompanying notes

2

American Beacon Small Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Comstock Resources, Inc. ^	220,660	$5,585
Contango Oil & Gas Co. ^	3,550	156
CVR Energy, Inc. ^	194,200	1,573
EXCO Resources, Inc.	533,600	7,742
Forest Oil Corp. ^	5,225	149
Frontier Oil Corp.	487,610	5,993
Holly Corp.	256,300	6,851
Penn Virginia Corp.	233,000	4,427
SM Energy Co.	3,500	145
Stone Energy Corp. ^	668,700	7,864
Tesoro Corp.	11,325	146
W&T Offshore, Inc.	16,725	154

		40,939

Total Energy		127,173

FINANCIALS - 24.10%
Banks - 7.13%
Associated Banc-Corp	1,197,850	16,279
Astoria Financial Corp.	213,400	2,825
BancorpSouth, Inc.	8,100	119
Bank of Hawaii Corp.	3,300	164
Bank of the Ozarks, Inc.	267,300	10,010
Brookline Bancorp, Inc.	278,140	2,692
Cathay General Bancorp	187,000	2,199
Citizens Republic Bancorp, Inc. ^	4,019,780	3,635
City National Corp.	108,663	6,158
Columbia Banking System, Inc.	157,740	2,884
Community Bank System, Inc.	30,000	743
CVB Financial Corp. †	500,493	5,095
F.N.B. Corp.	221,000	1,894
First Financial Bancorp	612,000	9,731
First Financial Holdings, Inc.	109,600	1,379
First Horizon National Corp. ^	249,376	2,860
First Midwest Bancorp, Inc.	128,800	1,620
First Niagara Financial Group, Inc.	175,600	2,355
FirstMerit Corp.	8,975	177
Fulton Financial Corp.	402,150	3,664
Glacier Bancorp, Inc.	291,790	4,663
Hancock Holding Co.	229,500	7,002
Home Federal Bancorp Inc.	171,000	2,232
Iberiabank Corp.	245,900	12,777
International Bancshares Corp.	131,902	2,287
MB Financial, Inc.	101,700	1,763
National Penn Bancshares, Inc.	568,667	3,787
Northwest Bancshares, Inc.	241,300	2,927
Old National Bancorp	386,470	4,066
PacWest Bancorp	169,280	3,543
Popular, Inc. ^	1,394,200	4,001
Provident Financial Services, Inc.	408,440	5,232
Southwest Bancorp, Inc.	152,130	2,214
Sterling Bancshares, Inc.	624,930	3,243
Susquehanna Bancshares, Inc.	240,200	2,078
SVB Financial Group ^	155,460	6,714
Synovus Financial Corp.	6,391,300	16,745
Territorial Bancorp, Inc.	6,700	122
Umpqua Holdings Corp.	194,500	2,437
United Community Banks, Inc. ^	755,000	2,341
Washington Federal, Inc.	595,014	10,353
Washington Trust Bancorp, Inc.	31,400	608
Webster Financial Corp.	579,700	10,806
Wilmington Trust Corp.	440,257	4,464
Wintrust Financial Corp.	58,300	1,814
Zions Bancorporation	12,000	266

		194,968

Diversified Financials - 4.57%
Apollo Investment Corp.	16,125	163
Ares Capital Corp.	580,300	8,130
CapitalSource, Inc.	625,400	3,365
Cash America International, Inc.	384,637	12,885
CoreLogic, Inc.	379,750	7,606
Credit Acceptance Corp. ^ †	117,750	6,592
E*Trade Financial Corp. ^ †	507,596	7,426
Ezcorp, Inc. ^	942,074	18,747
Federated Investors, Inc. †	113,200	2,402
Fifth Street Finance Corp.	907,600	9,857
Investment Technology Group, Inc. ^	654,580	10,284
KAR Auction Services, Inc. ^	12,300	156
Knight Capital Group, Inc. ^	323,850	4,657
MF Global Holdings Ltd. ^	267,700	1,721
National Financial Partners Corp. ^	81,200	871
Nelnet, Inc.	182,900	3,687
NewAlliance Bancshares, Inc.	741,768	9,027
Piper Jaffray Co. ^	108,727	3,391
Raymond James Financial, Inc.	18,120	484
Symetra Financial Corp.	788,100	9,189
Waddell & Reed Financial, Inc.	6,500	155
Walter Investment Management Corp. ‡	138,600	2,394
World Acceptance Corp. ^ †	39,800	1,649

		124,838

Insurance - 9.55%
Allied World Assurance Co. Holdings Ltd.	103,275	5,145
Alterra Capital Holdings Ltd.	110,400	2,136
American Equity Investment Life Holding Co.	207,900	2,245
American Financial Group, Inc.	235,265	6,933
See accompanying notes

3

American Beacon Small Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
American National Insurance Co.	44,300	$3,468
AmTrust Financial Services, Inc.	236,792	3,038
Argo Group International Holdings Ltd.	290,925	9,059
Aspen Insurance Holdings Ltd.	805,430	22,029
CNA Surety Corp. ^	102,120	1,762
CNO Financial Group, Inc. ^	1,810,500	9,722
Delphi Financial Group, Inc.	533,400	13,842
Employers Holdings, Inc.	566,200	8,799
Endurance Specialty Holdings Ltd.	142,325	5,492
Enstar Group Ltd. ^	14,903	1,084
FBL Financial Group, Inc.	13,300	302
Fidelity National Financial, Inc.	8,870	131
First American Financial Corp.	468,490	6,910
Flagstone Reinsurance Holdings SA	223,300	2,465
Global Indemnity Plc ^	626,621	9,537
Hanover Insurance Group, Inc.	313,285	13,731
HCC Insurance Holdings, Inc.	260,470	6,803
Horace Mann Educators Corp.	112,400	1,891
Infinity Property and Casualty Corp.	50,198	2,412
Maiden Holdings Ltd.	120,500	827
Mercury General Corp.	119,400	5,150
MGIC Investment Corp. ^ †	1,145,759	9,842
Montpelier Re Holdings Ltd.	121,308	1,972
National Western Life Insurance Co.	2,100	324
Navigators Group, Inc. ^	209,600	8,935
Old Republic International Corp.	119,600	1,496
OneBeacon Insurance Group Ltd.	47,500	755
Platinum Underwriters Holdings Ltd.	126,775	4,954
PMA Capital Corp. ^	231,200	1,551
Presidential Life Corp.	100,900	990
ProAssurance Corp. ^	70,800	4,213
Protective Life Corp.	386,035	8,682
Radian Group, Inc.	657,720	5,656
Reinsurance Group of America, Inc.	257,600	12,360
RLI Corp.	40,900	2,270
Safety Insurance Group, Inc.	43,600	1,709
Selective Insurance Group, Inc.	121,500	1,891
StanCorp Financial Group, Inc.	430,450	16,224
Torchmark Corp.	185,700	9,855
Tower Group, Inc.	291,600	6,284
Unitrin, Inc.	121,000	3,363
Universal American Corp. ^	411,200	6,883
White Mountains Insurance Group Ltd.	19,074	5,990

		261,112

Real Estate - 2.85%
Alexandria Real Estate Equities, Inc. ‡	2,325	164
Anworth Mortgage Asset Corp. ‡	22,000	153
BioMed Realty Trust, Inc. ‡	357,030	6,441
Brandywine Realty Trust ‡	328,650	3,733
CapLease, Inc. ‡	943,100	4,621
CBL & Associates Properties, Inc. ‡	363,725	5,118
CommonWealth REIT ‡	6,106	158
Corrections Corp. of America ^	5,250	103
DCT Industrial Trust, Inc. ‡	616,980	2,894
DiamondRock Hospitality Co. ‡	608,590	5,648
Entertainment Properties Trust ‡	230,150	9,606
Getty Realty Corp. ‡	161,540	3,871
Hospitality Properties Trust ‡	10,960	224
Inland Real Estate Corp. ‡	353,630	2,935
Kilroy Realty Corp. ‡	125,830	4,225
LaSalle Hotel Properties ‡	257,610	6,111
Lexington Realty Trust ‡	991,540	6,376
Mack-Cali Realty Corp. ‡	2,250	73
Medical Properties Trust, Inc. ‡	15,634	155
Ml Developments, Inc.	448,600	5,706
National Health Investors, Inc. ‡	83,660	3,150
Omega Healthcare Investors, Inc. ‡	228,890	5,031
Urstadt Biddle Properties, Inc. ‡	72,190	1,287

		77,783

Total Financials		658,701

HEALTH CARE - 8.49%
Biotechnology - 0.19%
Celera Corp. ^	107,500	719
Charles River Laboratories International, Inc. ^	7,200	224
Cubist Pharmaceuticals, Inc. ^	112,800	2,434
Viropharma, Inc. ^	133,900	1,763

		5,140

Health Care Equipment & Supplies - 1.28%
Bio-Rad Laboratories, Inc. ^	3,000	266
CONMED Corp. ^	26,900	517
Haemonetics Corp. ^	116,110	6,415
Hillenbrand, Inc.	75,100	1,659
ICU Medical, Inc. ^	3,600	134
Kensey Nash Corp. ^	125,530	2,950
Kinetic Concepts, Inc. ^	396,300	14,073
STERIS Corp.	285,135	9,065

		35,079

Health Care Providers & Services - 5.86%
Air Methods Corp. ^	141,130	4,481
Alere, Inc. ^	5,541	156
Almost Family, Inc. ^	191,800	5,041
See accompanying notes

4

American Beacon Small Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Amedisys, Inc. ^ †	66,475	$1,746
AMERIGROUP Corp. ^	477,380	17,071
AMN Healthcare Services, Inc. ^	33,800	203
Amsurg Corp. ^	51,850	950
Assisted Living Concepts, Inc. ^	60,130	1,892
Centene Corp. ^	568,300	12,110
Community Health Systems, Inc. ^	71,600	2,322
Covance, Inc. ^	9,400	364
Coventry Health Care, Inc. ^	48,900	970
Gentiva Health Services, Inc. ^	720,200	14,858
Health Management Associates, Inc. ^	16,300	117
Health Net, Inc. ^	218,400	5,143
HealthSouth Corp. ^	606,400	11,224
Healthspring, Inc. ^	121,275	2,280
Healthways, Inc. ^	52,400	746
Kindred Healthcare, Inc. ^	79,300	1,055
LHC Group, Inc. ^	23,192	533
LifePoint Hospitals, Inc. ^	633,515	19,582
Magellan Health Services, Inc. ^	279,900	11,781
MAXIMUS, Inc.	196,000	11,797
Mednax, Inc. ^	121,905	5,748
Molina Healthcare, Inc. ^	51,800	1,544
Omnicare, Inc.	206,900	5,096
Omnicell, Inc. ^	198,450	2,445
Owens & Minor, Inc.	5,600	152
Parexel International Corp. ^	231,600	4,755
RehabCare Group, Inc. ^	294,920	6,249
Res-Care, Inc. ^	329,300	3,234
Sun Healthcare Group, Inc. ^	422,180	3,496
Triple-S Management Corp. ^	49,800	990
Universal Health Services, Inc.	2,080	75

		160,206

Pharmaceuticals - 1.16%
Endo Pharmaceuticals Holdings, Inc. ^	547,950	13,156
King Pharmaceuticals, Inc. ^	1,000,000	8,760
Medicis Pharmaceutical Corp.	299,600	7,595
Par Pharmaceutical Cos., Inc. ^	76,400	2,017

		31,528

Total Health Care		231,953

INDUSTRIALS - 15.60%
Aerospace & Defense - 1.36%
AAR Corp. ^	129,500	2,176
Alliant Techsystems, Inc. ^	3,040	204
BE Aerospace, Inc. ^	202,500	5,953
Hawk Corp. ^	58,500	1,710
Spirit Aerosystems Holdings, Inc. ^	539,830	10,986
Triumph Group, Inc.	170,580	12,947
World Fuel Services Corp.	120,400	3,136

		37,112

Airlines - 0.06%
Aircastle Ltd.	174,569	1,596

Building Products - 1.59%
Armstrong World Industries, Inc. ^	155,940	5,701
Crane Co.	395,350	14,051
Drew Industries, Inc. ^	131,110	2,770
Griffon Corp. ^	153,151	2,077
Insituform Technologies, Inc. ^	400,300	9,167
Simpson Manufacturing Co., Inc.	371,625	9,584

		43,350

Commercial Services & Supplies - 6.57%
Administaff, Inc.	212,800	5,546
Atlas Air Worldwide Holdings, Inc. ^	25,010	1,463
Brink’s Co.	216,740	4,747
Career Education Corp. ^	139,000	3,396
Clean Harbors, Inc. ^	114,348	7,222
Convergys Corp. ^	279,000	3,116
Con-way, Inc.	476,400	16,050
Corinthian Colleges, Inc. ^ †	756,400	6,883
CSG Systems International, Inc. ^	108,700	2,050
Deluxe Corp.	132,000	2,716
Dollar Financial Corp. ^	46,900	920
Ennis, Inc.	93,800	1,587
FTI Consulting, Inc. ^	298,380	10,548
G&K Services, Inc.	37,420	871
Geo Group, Inc. ^	7,525	162
Heidrick & Struggles International, Inc.	256,820	5,162
Hudson Highland Group, Inc. ^	630,300	2,805
Kelly Services, Inc. ^	158,350	2,344
Korn/Ferry International ^	552,150	7,758
Layne Christensen Co. ^	42,400	1,069
Manpower, Inc.	137,000	6,573
McGrath Rentcorp	121,588	2,835
Mobile Mini, Inc. ^	551,900	9,460
PHH Corp. ^	558,700	11,124
Resources Connection, Inc. ^	18,500	240
Schawk, Inc.	13,300	197
Steelcase, Inc., A Shares	527,622	3,646
Team, Inc. ^	154,034	2,187
United Stationers, Inc. ^	120,600	6,530
Valassis Communications, Inc. ^	852,100	29,457
Waste Connections, Inc. ^	190,820	7,284
See accompanying notes

5

American Beacon Small Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Weight Watchers International, Inc.	255,400	$6,995
Wright Express Corp. ^	190,100	6,652

		179,595

Construction & Engineering - 1.09%
AGCO Corp. ^	2,530	88
Comfort Systems USA, Inc.	804,765	9,182
EMCOR Group, Inc. ^	520,800	13,546
Granite Construction, Inc.	216,970	5,045
MasTec, Inc. ^	165,600	1,759
Shaw Group, Inc. ^	2,010	64

		29,684

Diversified Manufacturing - 0.00%
Barnes Group, Inc.	8,600	158

Electrical Equipment - 0.95%
AMETEK, Inc.	3,700	164
AZZ, Inc.	24,900	1,084
EnerSys ^	6,625	160
General Cable Corp. ^	5,125	136
GrafTech Int’l Ltd. ^	10,175	159
Hubbell, Inc.	155,800	7,352
Regal-Beloit Corp.	189,500	11,527
Thomas & Betts Corp. ^	93,510	3,707
Vishay Precision Group, Inc. ^	136,328	1,725

		26,014

Industrial Conglomerates - 0.30%
Chemed Corp.	4,350	230
GATX Corp.	197,350	5,577
Teleflex, Inc.	2,525	143
US Ecology, Inc.	151,810	2,246

		8,196

Machinery - 2.84%
Astec Industries, Inc. ^	163,100	5,113
Ceradyne, Inc. ^	55,300	1,286
Colfax Corp. ^	83,800	1,085
Columbus McKinnon Corp. ^	66,380	1,044
Esterline Technologies Corp. ^	175,400	9,003
John Bean Technologies Corp.	68,100	1,070
Miller Industries, Inc.	231,100	3,090
Mueller Industries, Inc.	218,510	5,402
Oshkosh Corp. ^	440,900	15,158
Reliance Steel & Aluminum Co.	27,900	1,096
RSC Holdings, Inc. ^	283,330	2,216
SPX Corp.	45,800	2,728
Terex Corp. ^	1,041,000	20,549
Trinity Industries, Inc.	153,500	3,127
Valmont Industries, Inc.	37,400	2,657
Watts Water Technologies, Inc.	93,145	2,999

		77,623

Marine - 0.75%
Diana Shipping, Inc. ^	11,175	148
Genco Shipping & Trading Ltd. ^ †	580,650	9,697
Gulfmark Offshore, Inc. ^	23,962	705
Kirby Corp. ^	191,400	7,357
Overseas Shipholding Group, Inc. †	66,300	2,601

		20,508

Road & Rail - 0.09%
Forward Air Corp.	9,900	288
Landstar System, Inc.	5,400	219
Marten Transport Ltd. ^	86,530	1,966
Ryder System, Inc.	3,325	145

		2,618

Total Industrials		426,454

INFORMATION TECHNOLOGY - 13.49%
Communications Equipment - 1.64%
Anixter International, Inc. ^	3,250	157
Arris Group, Inc. ^	975,550	9,092
Black Box Corp.	407,200	12,395
Brocade Communications Systems, Inc. ^	63,260	313
CommScope, Inc. ^	6,400	130
Interdigital, Inc. ^	541,700	14,783
Plantronics, Inc.	18,625	559
Sonus Networks, Inc. ^	1,274,697	3,671
Tekelec, Inc. ^	260,330	3,681

		44,781

Computers & Peripherals - 0.78%
Avid Technology, Inc. ^	317,320	4,103
Electronics for Imaging, Inc. ^	375,100	3,995
Hypercom Corp. ^	645,500	2,795
Lexmark International, Inc. ^	156,175	5,739
Mercury Computer Systems, Inc. ^	351,300	4,637
Synaptics, Inc. ^ †	5,425	170

		21,439

Electronic Equipment & Instruments - 3.97%
Analogic Corp.	50,740	2,307
Arrow Electronics, Inc. ^	239,000	5,925
AVX Corp.	277,700	3,910
Benchmark Electronics, Inc. ^	419,300	7,002
Diebold, Inc.	511,930	14,652
Ingram Micro, Inc. ^	825,900	13,652
Jabil Circuit, Inc.	30,375	441
See accompanying notes

6

American Beacon Small Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Littelfuse, Inc. ^	416,600	$14,835
Methode Electronics, Inc.	754,800	8,061
Multi-Fineline Electronix, Inc. ^	45,850	1,162
Plexus Corp. ^	354,700	10,357
Tech Data Corp. ^	254,000	10,048
Vishay Intertechnology, Inc. ^	1,908,600	16,204

		108,556

Internet Software & Services - 1.08%
DealerTrack Holdings, Inc. ^	136,769	2,135
EarthLink, Inc.	506,100	4,469
Ebix, Inc. ^ †	408,450	6,784
InterActiveCorp ^	453,300	11,333
Websense, Inc. ^	254,860	4,730

		29,451

IT Consulting & Services - 1.67%
Broadridge Financial Solutions, Inc.	261,127	5,301
CACI International, Inc. ^	238,925	11,234
ManTech International Corp. ^	231,300	9,171
Ness Technologies, Inc. ^	458,500	2,049
SYNNEX Corp. ^	570,900	15,066
Syntel, Inc.	68,507	2,827

		45,648

Semiconductor Equipment & Products - 1.95%
Amkor Technology, Inc. ^ †	355,000	2,048
ATMI, Inc. ^	12,300	183
Brooks Automation, Inc. ^	1,244,200	9,493
Cymer, Inc. ^	145,180	4,832
Entegris, Inc. ^	70,800	326
Entropic Communications, Inc. ^	532,020	4,166
Fairchild Semiconductor International, Inc. ^	154,400	1,402
Formfactor, Inc. ^	237,360	2,298
International Rectifier Corp. ^	51,400	1,004
Microsemi Corp. ^	10,050	160
MKS Instruments, Inc. ^	272,630	5,851
Novellus Systems, Inc. ^	3,340	89
ON Semiconductor Corp. ^	874,800	5,905
Teradyne, Inc. ^	453,990	4,885
Tessera Technologies, Inc. ^	610,350	10,364
Varian Semiconductor Equipment Associates, Inc. ^	13,640	385

		53,391

Software - 2.40%
Aspen Technology, Inc. ^	339,360	3,709
Cadence Design Systems, Inc. ^	817,230	5,688
Cognex Corp.	569,900	10,629
DST Systems, Inc.	4,150	170
FARO Technologies, Inc. ^	167,500	3,445
First Interstate Bancsystem, Inc.	296,000	3,937
Jack Henry & Associates, Inc.	6,425	163
JDA Software Group, Inc. ^	597,650	14,045
Mentor Graphics Corp. ^	1,184,700	11,397
Net 1 UEPS Technologies, Inc. ^	5,200	76
Netscout Systems, Inc. ^	216,810	3,436
Novell, Inc. ^	718,800	4,342
Synopsys, Inc. ^	4,350	95
THQ, Inc. ^	196,120	894
TradeStation Group, Inc. ^	511,670	3,270
VeriFone Systems, Inc. ^	11,300	247

		65,543

Total Information Technology		368,809

MATERIALS - 5.54%
Chemicals - 1.56%
H.B. Fuller Co.	106,600	2,179
Innophos Holdings, Inc.	41,400	1,213
NewMarket Corp.	32,700	3,505
OM Group, Inc. ^	74,400	2,009
PolyOne Corp. ^	1,618,100	16,683
RPM International, Inc.	687,425	12,903
Scotts Miracle-Gro Co.	3,525	170
Solutia, Inc. ^	206,200	2,909
Stepan Co.	17,800	1,175

		42,746

Construction Materials - 0.35%
Ameron International Corp.	2,300	141
Tutor Perini Corp. ^	483,175	9,316

		9,457

Containers & Packaging - 1.26%
Greif, Inc.	159,400	9,505
Jarden Corp.	211,800	6,132
Pactiv Corp. ^	173,600	5,281
Rock-Tenn Co.	76,100	4,050
Sealed Air Corp.	84,800	1,834
Silgan Holdings, Inc.	77,600	2,205
Sonoco Products Co.	1,470	48
Temple-Inland, Inc.	262,110	5,258

		34,313

Metals & Mining - 1.90%
Carpenter Technology Corp.	121,900	4,260
Century Aluminum Co. ^	167,100	1,743
Coeur d’Alene Mines Corp. ^ †	383,110	5,835
Gammon Gold, Inc. ^	21,550	128
See accompanying notes

7

American Beacon Small Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Gibraltar Industries, Inc. ^	433,339	$4,676
Haynes International, Inc.	175,400	5,904
Kaiser Aluminum Corp. †	318,400	13,054
New Gold, Inc. ^	26,100	130
Noranda Aluminum Holding Corp. ^ †	859,800	6,810
Pan American Silver Corp.	7,000	161
RTI International Metals, Inc. ^	255,975	7,264
Thompson Creek Metals Co., Inc. ^	14,950	139
Universal Stainless & Alloy ^	80,500	1,837

		51,941

Paper & Forest Products - 0.47%
Clearwater Paper Corp. ^	22,200	1,368
Domtar Corp.	64,870	3,795
Louisiana-Pacific Corp. ^	828,670	6,033
PH Glatfelter Co.	17,400	199
Wausau Paper Corp. ^	213,140	1,456

		12,851

Total Materials		151,308

SOFTWARE - 0.02%
IT Consulting & Services - 0.02%
ADPT Corp. ^	157,000	479

TELECOMMUNICATION SERVICES - 0.32%
Diversified Telecommunication - 0.01%
General Communication, Inc. ^	27,600	234

Diversified Telecommunication Services - 0.31%
Aviat Networks, Inc. ^	286,910	1,159
Cincinnati Bell, Inc. ^	534,400	1,582
EchoStar Corp. ^	85,400	1,631
Loral Space & Communications, Inc. ^	39,400	1,885
Neutral Tandem, Inc. ^	218,410	2,337

		8,594

Total Telecommunication Services		8,828

UTILITIES - 5.57%
Electric Utilities - 3.65%
ALLETE, Inc.	4,875	176
Black Hills Corp.	111,400	3,556
El Paso Electric Co. ^	380,860	8,188
Empire District Electric Co.	418,350	8,221
Great Plains Energy, Inc.	1,024,680	18,383
IDACORP, Inc.	168,925	5,949
NV Energy, Inc.	418,048	5,309
OGE Energy Corp.	351,500	13,933
Pike Electric Corp. ^	314,620	2,954
Pinnacle West Capital Corp.	179,310	6,830
PNM Resources, Inc.	562,030	6,649
Portland General Electric Co.	918,680	17,547
TECO Energy, Inc.	9,425	154
Unisource Energy Corp.	62,100	2,005

		99,854

Gas Utilities - 1.26%
AGL Resources, Inc.	142,040	5,397
Atmos Energy Corp.	445,240	12,912
Energen Corp.	2,300	102
MDU Resources Group, Inc.	1,980	39
Southern Union Co.	184,700	4,169
Southwest Gas Corp.	65,000	2,091
UGI Corp.	189,740	5,115
WGL Holdings, Inc.	123,770	4,466

		34,291

Multi-Utilities - 0.66%
Avista Corp.	131,000	2,741
Vectren Corp.	6,275	155
Westar Energy, Inc.	634,700	15,157

		18,053

Water Utilities - 0.00%
RINO International Corp. ^	7,500	103

Total Utilities		152,301

Total Common Stocks		2,590,376

SHORT TERM INVESTMENTS - 5.05%
American Beacon U.S. Government Money Market Select Fund #	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund	106,053,659	106,054

	Par
	Amount
U.S. Treasury, 0.145%, Due 10/14/2010 §	$11,852	11,849

Total Short Term Investments		137,903

Shares
SECURITIES LENDING COLLATERAL - 3.28%
American Beacon U.S. Government Money Market Select Fund #	77,783,213	77,783
See accompanying notes

8

American Beacon Small Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Wells Fargo Advantage Government Money Market Fund	$11,858,250	$11,858

Total Securities Lending Collateral		89,641

TOTAL INVESTMENTS 103.10% - (Cost $2,627,196)		2,817,920
LIABILITIES, NET OF OTHER ASSETS - (3.10%)		(84,746)

TOTAL NET ASSETS - 100.00%		$2,733,174

Percentages are stated as a percent of net assets.

^	Non-income producing security.

†	All or a portion of this security is on loan at July 31, 2010.

‡	REIT

#	The Fund is affiliated by having the same investment advisor.

§	At July 31, 2010, security pledged as collateral for open futures contracts.
Futures Contracts
   (dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini Mini Russell	4,258	Jun 2010	$138,300	$4,422

See accompanying notes

9

American Beacon International Equity Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
AUSTRALIA - 1.56%
COMMON STOCKS - 1.56%
BlueScope Steel Ltd. ^	2,279,731	$4,888
Foster’s Group Ltd.	829,381	4,322
Insurance Australia Group Ltd.	2,238,621	6,906
Nufarm Ltd. ^ †	817,753	2,826
QBE Insurance Group Ltd.	156,500	2,365

Total Australia		21,307

AUSTRIA - 0.19%
COMMON STOCKS - 0.19%
Telekom Austria AG	202,700	2,610

BELGIUM - 0.49%
COMMON STOCKS - 0.49%
Anheuser-Busch InBev NV	127,200	6,736

CANADA - 1.18%
COMMON STOCKS - 1.18%
Potash Corp of Saskatchewan, Inc.	31,400	3,287
Precision Drilling Corp. ^	746,429	5,663
Rogers Communications, Inc., Class B †	101,700	3,536
Talisman Energy, Inc.	207,700	3,546

Total Canada		16,032

DENMARK - 0.16%
COMMON STOCKS - 0.16%
Novo Nordisk AS	25,525	2,183

FINLAND - 0.58%
COMMON STOCKS - 0.58%
Nokia Oyj	852,089	7,878

FRANCE - 11.11%
COMMON STOCKS -11.11%
Alstom S.A. ^	35,720	1,869
AXA S.A.	544,351	10,034
BNP Paribas	173,588	11,924
Carrefour S.A.	169,920	7,822
Cie Generale des Etablissements Michelin	90,220	6,873
EADS N.V. ^	371,021	8,790
France Telecom S.A.	266,590	5,583
Gemalto N.V.	72,504	2,976
Sanofi-Aventis S.A.	498,839	28,973
Societe Generale	177,416	10,227
Technip S.A.	169,080	11,259
Total S.A.	391,987	19,774
Valeo S.A. ^	126,896	4,534
VINCI S.A.	178,714	8,652
Vivendi S.A.	500,606	12,033

Total France		151,323

GERMANY - 9.02%
COMMON STOCKS - 9.02%
Allianz SE - REG	40,470	4,699
Bayer AG	76,715	4,410
Bayerische Motoren Werke AG	137,650	7,410
Celesio AG	245,480	5,731
Deutsche Post AG	825,359	14,332
E.ON AG	597,077	17,814
Linde AG	88,106	10,328
Merck KGaA	57,150	5,087
Muenchener Rueckversicherungs-Gesellschaft AG	89,017	12,331
SAP AG	204,010	9,315
Siemens AG	321,970	31,380

Total Germany		122,837

GREECE - 0.28%
COMMON STOCKS - 0.28%
OPAP S.A.	255,077	3,773

HONG KONG/CHINA - 2.45%
COMMON STOCKS - 2.45%
Cheung Kong Holdings Ltd.	472,500	5,703
Esprit Holdings Ltd.	916,305	5,763
Hang Seng Bank Ltd.	344,800	4,776
Hutchison Whampoa Ltd.	772,000	5,079
Swire Pacific Ltd.	322,100	3,912
Yue Yuen Industrial Holdings Ltd.	2,537,667	8,200

Total Hong Kong/China		33,433

IRELAND - 0.81%
COMMON STOCKS - 0.81%
CRH plc	301,012	6,274
Smurfit Kappa Group plc ^	465,636	4,794

Total Ireland		11,068

ISRAEL - 0.55%
COMMON STOCKS - 0.55%
Teva Pharmaceutical Industries Ltd., ADR	154,127	7,529

ITALY - 2.95%
COMMON STOCKS - 2.95%
Atlantia S.p.A	201,030	3,937
Buzzi Unicem S.p.A.	217,715	2,373
Eni S.p.A.	233,856	4,781
Finmeccanica S.p.A.	536,770	5,897
See accompanying notes

1

American Beacon International Equity Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Intesa Sanpaolo S.p.A	824,480	$2,729
Prysmian S.p.A.	139,442	2,359
Saras S.p.A. ^	1,816,480	3,508
Snam Rete Gas S.p.A	969,171	4,550
UniCredit S.p.A.	3,573,757	10,013

Total Italy		40,147

JAPAN - 16.50%
COMMON STOCKS - 16.50%
Benesse Holdings, Inc.	52,200	2,311
Bridgestone Corp.	342,700	6,136
Canon, Inc.	139,900	6,097
Chuo Mitsui Trust Holdings, Inc.	1,043,400	3,708
Daito Trust Construction Co. Ltd.	104,900	5,707
Daiwa House Industry Co. Ltd. ^	366,000	3,609
eAccess Ltd. †	3,219	2,087
East Japan Railway Co.	67,700	4,365
Fanuc Ltd.	77,800	9,194
FUJIFILM Holdings Corp.	107,900	3,372
Haseko Corp.	3,521,018	2,853
Honda Motor Co. Ltd.	383,900	12,038
Hoya Corp.	185,300	4,410
JGC Corp. ^	232,000	3,837
KDDI Corp.	3,039	14,791
Keyence Corp.	10,900	2,511
Konica Minolta Holdings, Inc.	347,500	3,660
Kubota Corp.	333,000	2,640
Mitsubishi Corp.	125,000	2,704
Mitsubishi Gas Chemical Co., Inc.	935,000	5,249
Mitsubishi UFJ Financial Group, Inc.	3,165,000	15,716
Nidec Corp. ^	44,200	4,149
Nintendo Co. Ltd.	11,400	3,188
Nomura Holdings, Inc.	1,125,200	6,265
Sankyo Co. Ltd.	188,200	9,214
Seven & I Holdings Co. Ltd.	224,200	5,369
Shin-Etsu Chemical Co. Ltd.	309,600	15,427
SMC Corp.	35,700	4,727
Sony Financial Holdings, Inc.	2,609	9,467
Sumitomo Corp.	502,000	5,334
Sumitomo Mitsui Financial Group, Inc.	139,400	4,318
Tokyo Electron Ltd.	91,900	4,936
Tokyo Steel Manufacturing Co. Ltd.	432,100	5,172
Toyoda Gosei Co. Ltd.	169,600	4,240
Toyota Motor Corp.	393,400	13,888
Ushio, Inc. ^	197,000	3,347
Yahoo! Japan Corp.	9,993	3,846
Yamada Denki Co. Ltd.	73,370	4,960

Total Japan		224,842

NETHERLANDS - 4.76%
COMMON STOCKS - 4.76%
Akzo Nobel N.V.	233,735	13,769
ING Groep N.V. ^	704,470	6,775
Koninklijke Philips Electronics N.V.	308,897	9,625
Randstad Holding N.V. ^	55,060	2,473
Reed Elsevier N.V. ^	976,537	12,637
SBM Offshore N.V. ^	265,765	4,192
TNT N.V.	513,554	15,326

Total Netherlands		64,797

NORWAY - 1.70%
COMMON STOCKS - 1.70%
Aker Solutions ASA	759,890	9,850
StatoilHydro ASA	170,440	3,445
Telenor ASA	640,840	9,889

Total Norway		23,184

PORTUGAL - 0.60%
COMMON STOCKS - 0.60%
Portugal Telecom, SGPS, S.A.	747,760	8,230

SINGAPORE - 2.61%
COMMON STOCKS - 2.61%
DBS Group Holdings Ltd.	2,338,060	24,759
Singapore Telecommunications Ltd.	4,703,000	10,791

Total Singapore		35,550

SOUTH KOREA - 1.88%
COMMON STOCKS - 1.88%
Hyundai Heavy Industries Co. Ltd.	39,907	9,057
Hyundai Mobis ^	20,200	3,492
KB Financial Group, Inc., ADR ^ †	143,018	6,118
KT&G Corp. ^	83,640	4,199
Samsung Electronics Co. Ltd., GDR ^ ‡	7,800	2,691

Total South Korea		25,557

SPAIN - 3.91%
COMMON STOCKS - 3.91%
Amadeus IT Holdings S.A., A Shares ^	140,700	2,475
Banco Santander S.A.	1,449,546	18,857
Enagas S.A.	332,547	6,136
Gamesa Corp. Tecnologica S.A.	365,769	3,193
Grifols S.A.	223,549	2,492
Iberdrola S.A.	491,795	3,470
Repsol YPF S.A.	257,990	6,087
Telefonica S.A.	467,503	10,613

Total Spain		53,323

See accompanying notes

2

American Beacon International Equity Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
SWEDEN - 1.50%
COMMON STOCKS - 1.50%
Atlas Copco AB, A Shares	265,000	$4,335
Skandinaviska Enskilda Banken, A Shares	890,216	6,127
Telefonaktiebolaget LM Ericsson, B Shares	898,930	9,923

Total Sweden		20,385

SWITZERLAND - 8.89%
COMMON STOCKS - 8.89%
Adecco S.A.	130,550	6,655
Compagnie Financiere Richemont S.A. ^	134,407	5,245
Credit Suisse Group AG	134,300	6,116
Givaudan S.A.	8,303	7,652
Julius Baer Group Ltd.	53,000	1,854
Lonza Group AG	39,966	3,104
Nestle S.A.	162,878	8,052
Novartis AG	435,368	21,127
Roche Holding AG	160,650	20,897
Sulzer AG	32,317	3,350
Swiss Reinsurance Co. Ltd.	100,960	4,650
Transocean Ltd. ^	46,147	2,144
UBS AG ^	1,208,320	20,647
Zurich Financial Services AG	41,004	9,573

Total Switzerland		121,066

UNITED KINGDOM - 20.01%
COMMON STOCKS - 20.01%
Amec plc	113,560	1,556
Anglo American plc ^	204,691	8,108
Aviva plc	1,874,344	10,512
BAE Systems plc	2,071,389	10,154
Barclays Bank plc ^	863,600	4,510
BG Group plc	308,300	4,942
BHP Billiton plc ^	180,892	5,539
BP plc	1,558,200	9,926
British American Tobacco plc	280,840	9,669
British Sky Broadcasting Group plc	863,040	9,629
Centrica plc	497,655	2,373
GlaxoSmithKline plc	1,180,564	20,581
HSBC Holdings plc	1,128,796	11,597
HSBC Holdings plc †	1,528,193	15,491
Informa plc	837,593	5,157
International Power plc	597,900	3,359
Kingfisher plc	1,256,400	4,245
Lloyds Banking Group plc ^	4,600,244	5,000
Marks and Spencer Group plc	510,270	2,758
Michael Page International plc	685,409	4,170
Pearson plc	534,980	8,306
Prudential plc	459,100	3,995
Reed Elsevier plc	647,697	5,610
Rexam plc	1,097,099	5,319
Rio Tinto plc	130,610	6,772
Rolls-Royce Group plc	1,336,209	12,161
Royal Dutch Shell plc, A Shares	514,299	14,161
Royal Dutch Shell plc, B Shares	454,373	11,974
Standard Chartered plc ^	328,990	9,509
Unilever plc	426,551	12,121
Vodafone Group plc	8,509,021	19,861
Wm Morrison Supermarkets plc ^	929,100	3,863
WPP Group plc	352,600	3,748
Xstrata plc ^	370,100	5,897

Total United Kingdom		272,573

UNITED STATES - 0.39%
COMMON STOCKS - 0.39%
Flextronics International Ltd. ^	848,510	5,278

SHORT TERM INVESTMENTS - 4.57%
American Beacon U.S. Government Money Market Select Fund #	10,000,000	10,000
JPMorgan U.S. Government Money Market Fund	52,309,614	52,310

Total Short Term Investments		62,310

SECURITIES LENDING COLLATERAL - 0.47%
American Beacon U.S. Government Money Market Select Fund #	3,850,599	3,851
Wells Fargo Advantage Government Money Market Fund	2,544,284	2,544

Total Securities Lending Collateral		6,395

TOTAL INVESTMENTS 99.12% - (Cost $1,289,679)		1,350,346
OTHER ASSETS, NET OF LIABILITIES - 0.88%		11,922

TOTAL NET ASSETS - 100.00%		$1,362,268

See accompanying notes

3

American Beacon International Equity Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

^	Non-income producing security.

†	All or a portion of this security is on loan at July 31, 2010.

‡	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,691 or 0.20% of net assets. The Fund has no right to demand registration of these securities.

#	The Fund is affiliated by having the same investment advisor.
Futures Contracts
  (dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Australia SPI Index	68	Sep 2010	$6,868	$(18)
Canada S&PCDA 60 Index	69	Sep 2010	9,159	130
France CAC 40 Index	176	Sep 2010	8,339	132
Germany DAX Index	32	Sep 2010	6,427	59
Hang Seng Index	15	Aug 2010	2,025	8
Italy MIB 30 Index	18	Sep 2010	2,469	127
Netherlands 200 AEX Index	26	Aug 2010	2,230	(15)
Spain IBEX 35 Index	23	Aug 2010	3,135	91
Sweden OMX Index	174	Aug 2010	2,519	27
Tokyo FE TOPIX Index	186	Sep 2010	18,179	(302)
UK FTSE 100 Index	217	Sep 2010	17,825	426

			$79,175	$665

See accompanying notes

4

American Beacon International Equity Fund
Schedule of Investments
July 31, 2010 (Unaudited)
Forward Foreign Currency Exchange Contracts
  (dollars in thousands)

		Settlement	Market	Unrealized
		Date	Value	Gain/(Loss)
Contracts To Deliver
650	Australian Dollar	9/17/2010	$585	$0
812	Canadian Dollar	9/17/2010	789	(1)
1,645	Euro Currency	9/17/2010	2,144	5
119,341	Japanese Yen	9/17/2010	1,382	0
1,110	Pound Sterling	9/17/2010	1,741	1
1,677	Swedish Krona	9/17/2010	232	0
390	Swiss Franc	9/17/2010	375	0

Total contracts to deliver (Receivable amount $7,253)			$7,248	$5

Contracts To Receive
6,588	Australian Dollar	9/17/2010	$5,930	$369
8,403	Canadian Dollar	9/17/2010	8,169	78
14,353	Euro Currency	9/17/2010	18,703	1,182
1,476,164	Japanese Yen	9/17/2010	17,093	823
9,641	Pound Sterling	9/17/2010	15,125	967
14,769	Swedish Krona	9/17/2010	2,045	158
6,431	Swiss Franc	9/17/2010	6,176	475

Total contracts to receive (Payable amount $69,189)			$73,241	$4,052

Net Currency Fluctuation				$4,057

Sector Diversification

Percent of
Net Assets
Consumer Discretionary	12.73%
Consumer Staples	4.56%
Energy	7.85%
Financials	21.79%
Health Care	8.41%
Industrials	15.32%
Information Technology	5.27%
Materials	8.90%
Telecommunication Services	6.48%
Utilities	2.77%
Short Term Investments	5.04%
Other Assets, Net of Liabilities	0.88%

100.00%

See accompanying notes

5

American Beacon Emerging Markets Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
ARGENTINA - 0.08%
COMMON STOCKS - 0.08%
Banco Macro S.A., ADR	2,992	$114

BERMUDA - 0.04%
COMMON STOCKS - 0.04%
VimpelCom Ltd., ADR ^	3,750	61

BRAZIL - 13.27%
COMMON STOCKS - 10.21%
Banco Bradesco S.A., ADR	22,484	419
Banco do Brasil S.A. ^	19,900	346
Banco Santander Brasil S.A., ADR	71,190	948
BM & F Bovespa S.A.	14,000	103
BRF - Brasil Foods S.A.	42,110	592
Centrais Eletricas Brasileiras S.A.	10,866	141
Cia de Bebidas das Americas, ADR	5,200	568
Cia de Saneamento Basico do Estado de Sao Paulo	3,070	61
Cia de Saneamento de Minas Gerais-COPASA ^	28,600	411
Cielo S.A.	58,500	526
Empresa Brasileira de Aeronautica S.A. (Embraer), ADR	17,890	472
Grendene S.A.	53,740	246
Itau Unibanco Banco Holding S.A., GDR	75,759	1,696
Itau Unibanco Holding S.A., ADR ^ ‡	10,090	227
JBS S.A.	74,700	365
Light S.A. ^	1,600	20
MRV Engenharia e Participacoes S.A.	30,100	270
Net Servicos de Comunicacao S.A., ADR ^	300	3
OGX Petroleo e Gas Participacoes S.A. ^	18,400	195
PDG Realty S.A. Empreendimentos e Participacoes	40,800	434
Petroleo Brasileiro S.A., ADR	16,500	601
Petroleo Brasileiro S.A., A Shares, ADR	75,649	2,409
Porto Seguro S.A.	45,960	529
Redecard S.A.	37,800	571
TIM Participacoes S.A., ADR	5,500	157
Tractebel Energia S.A.	3,730	48
Vale S.A., ADR	46,590	1,295
Vivo Participacoes S.A., GDR	11,100	297

Total Common Stocks		13,950

PREFERRED STOCKS - 3.06%
Banco Bradesco S.A.	9,680	178
Braskem S.A. ^	61,400	461
Cia de Tecidos do Norte de Minas - Coteminas	54,862	150
Cia Energetica de Minas Gerais	46,103	689
Itau Unibanco Banco Holding S.A.	15,655	352
Net Servicos de Comunicacao S.A. ^	31,677	341
Tele Norte Leste Participacoes S.A., ADR	26,060	381
Ultrapar Participacoes S.A.	4,600	236
Vale S.A., ADR	46,686	1,131
Vale S.A., A Shares	10,704	260

Total Preferred Stocks		4,179

Total Brazil		18,129

CZECH REPUBLIC - 0.50%
COMMON STOCKS - 0.50%
CEZ	3,252	149
Komercni Banka, a.s.	2,724	529

Total Czech Republic		678

EGYPT - 1.06%
COMMON STOCKS - 1.06%
Commercial International Bank Egypt SAE	77,416	529
Juhayna Food Industries ^	202,733	164
National Societe Generale Bank ^	739	4
Orascom Construction Industries	5,024	212
Orascom Construction Industries, GDR ^	3,341	142
Telecom Egypt	131,353	397

Total Egypt		1,448

HONG KONG/CHINA - 16.46%
COMMON STOCKS - 16.46%
Agricultural Bank of China ^	736,000	333
Anhui Expressway Co. Ltd.	104,000	66
Asia Cement China Holdings Corp.	599,500	300
Bank of China Ltd.	756,900	400
Beijing Capital International Airport Co. Ltd.	634,000	335
Beijing Enterprises Holdings Ltd.	52,500	347
Belle International Holdings Ltd.	261,000	403
BYD Electronic International Co. Ltd. ^	387,500	217
China Citic Bank Corp. Ltd.	404,000	273
China Coal Energy Ltd.	312,000	436
China Communications Services Corp. Ltd.	658,000	334
China Construction Bank Corp.	2,203,360	1,869
China Life Insurance Co. Ltd.	152,000	674
China Mobile Ltd.	175,000	1,773
China Mobile Ltd., ADR	8,170	416
China Oilfield Services Ltd.	196,000	256
China Pacific Insurance Group Co Ltd.	91,000	364
China Petroleum & Chemical Corp.	1,020,000	822
China Petroleum & Chemical Corp., ADR	3,300	266
China Power International Development Ltd.	1,458,800	321
China Railway Construction Corp. Ltd. ^	178,500	250
China Railway Group Ltd.	401,000	299
See accompanying notes

1

American Beacon Emerging Markets Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
China Resources Power Holdings Co. Ltd.	206,000	$449
China Telecom Corp. Ltd.	692,000	347
China Unicom Hong Kong Ltd.	348,744	471
China Zhongwang Holdings Ltd.	159,600	100
COSCO Pacific Ltd.	357,578	488
Denway Motors Ltd.	1,110,700	566
Dongfeng Motor Group Co. Ltd.	214,000	299
Fushan International Energy Group Ltd.	282,000	163
Global Bio-chem Technology Group Co. Ltd. ^	2,318,520	376
GOME Electrical Appliances Holdings Ltd. ^	1,564,240	544
Harbin Power Equipment Co. Ltd.	348,000	304
Hengan International Group Co. Ltd.	20,000	173
Huaneng Power International, Inc.	539,900	313
Huaneng Power International, Inc., ADR	4,180	98
Industrial & Commercial Bank of China	1,373,000	1,050
Lumena Resources Corp. ^	858,000	256
Maanshan Iron & Steel	764,000	428
NWS Holdings Ltd.	267,526	499
PetroChina Co. Ltd.	1,078,000	1,221
PetroChina Co. Ltd., ADR	1,960	224
Ping’an Insurance Co. of China Ltd.	37,500	311
Renhe Commercial Holdings Co. Ltd. ^	2,256,000	485
Sany Heavy Equipment International Holdings Co. Ltd.	149,000	171
Shanghai Industrial Holdings Ltd.	119,000	542
Sinotrans Ltd.	1,461,000	365
Soho China Ltd.	304,000	188
Sohu.com, Inc. ^	3,940	185
Tencent Holdings Ltd. ^	1,200	23
Tianjin Development Holdings ^	134,000	87
TPV Technology Ltd.	206,970	131
Tsingtao Brewery Co. Ltd.	28,000	133
Want Want China Holdings Ltd.	287,000	225
Weiqiao Textile Co.	517,600	362
Yanzhou Coal Mining Co. Ltd. ^	72,000	154

Total Hong Kong/China		22,485

HUNGARY - 1.00%
COMMON STOCKS - 1.00%
Mol Hungarian Oil and Gas plc ^	8,502	765
OTP Bank ^	5,443	131
Richter Gedeon Nyrt.	2,281	466

Total Hungary		1,362

INDIA - 8.90%
COMMON STOCKS - 8.90%
Asian Paints Ltd.	4,854	271
Bank of India	77,050	683
Bharat Heavy Electricals Ltd.	5,976	314
Bharti Airtel Ltd.	153,440	1,018
Colgate-Palmolive India Ltd.	3,964	72
Dr Reddy’s Laboratories Ltd.	14,256	416
Glenmark Pharmaceuticals Ltd. ^	110,304	641
HDFC Bank Ltd. ^	17,202	788
Hindalco Industries Ltd. ^	71,684	247
Hindustan Construction Co.	15,185	44
Hindustan Petroleum Corp. Ltd.	7,690	72
India Cements Ltd.	266,560	612
Indian Bank	33,134	160
IndusInd Bank Ltd.	74,974	331
Infosys Technologies Ltd.	13,012	774
Infrastructure Development Finance Co. Ltd. ^	64,104	257
ITC Ltd.	38,350	254
Jindal Steel & Power Ltd. ^	9,743	130
KSK Energy Ventures Ltd. ^	46,000	158
Mahanagar Telephone Nigam Ltd.	182,310	264
Marico Ltd.	35,500	95
Nestle India Ltd.	2,084	135
NMDC Ltd.	57,400	325
Reliance Industries Ltd.	58,657	1,275
Rolta India Ltd. ^	130,880	478
Rural Electrification Corp. Ltd. ^	26,030	170
Shree Renuka Sugars Ltd. ^	79,260	108
State Bank of India	360	20
State Bank of India, GDR ‡	7,890	848
Sun TV Network Ltd.	17,777	174
Tata Motors Ltd.	27,377	499
Wipro Ltd.	26,235	233
Yes Bank Ltd.	45,160	287

Total India		12,153

INDONESIA - 2.65%
COMMON STOCKS - 2.65%
Astra Agro Lestari Tbk PT ^	41,500	90
Astra International Tbk PT	112,400	637
PT Bank Central Asia Tbk	675,000	449
PT Bank Rakyat Indonesia Tbk	269,500	298
PT Indofood Sukses Makmur Tbk	698,500	361
PT Indosat Tbk	890,500	483
PT International Nickel Indonesia Tbk	507,000	234
PT Medco Energi Internasional Tbk ^	670,000	224
PT Perusahaan Gas Negara Persero Tbk	318,500	144
PT Telekomunikasi Indonesia Tbk	736,800	696

Total Indonesia		3,616

ISRAEL - 0.29%
COMMON STOCKS - 0.29%
Makhteshim-Agan Industries Ltd. ^	66,480	233
See accompanying notes

2

American Beacon Emerging Markets Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Teva Pharmaceutical Industries Ltd., ADR	3,380	$165

Total Israel		398

LEBANON - 0.28%
COMMON STOCKS - 0.28%
Banque Audi sal- Audi Saradar Group, GDR	24,920	218
BLOM Bank SAL, GDR	1,819	167

Total Lebanon		385

MALAYSIA - 1.74%
COMMON STOCKS - 1.74%
Axiata Group Bhd ^	284,300	381
Genting Malaysia Bhd	822,910	737
Malayan Banking Bhd	370,170	901
Sime Darby Bhd	100,500	246
Tenaga Nasional Bhd	43,500	118

Total Malaysia		2,383

MEXICO - 4.16%
COMMON STOCKS - 4.16%
America Movil, S.A.B. de C.V., ADR	40,377	2,003
Consorcio ARA, S.A.B. de C.V.	278,700	182
Desarrolladora Homex, S.A.B. de C.V., ADR ^	13,580	403
Embotelladoras Arca, S.A.B. de C.V.	108,530	386
Empresas ICA, S.A.B. de C.V. ^	63,200	159
Fomento Economico Mexicano, S.A.B. de C.V., ADR	17,000	828
Genomma Lab Internacional SA de C.V. ^	42,200	144
Grupo Continential, S.A.B. de C.V.	116,750	330
Grupo Financiero Banorte, S.A.B. de C.V.	95,389	370
Grupo Simec SAB de C.V. ^	12,400	28
Grupo Televisa, S.A., ADR	26,000	494
Industrias CH S.A.B de C.V. ^	32,400	115
Wal-Mart de Mexico, S.A.B. de C.V.	100,100	236

Total Mexico		5,678

PERU - 0.24%
COMMON STOCKS - 0.24%
Credicorp Ltd. ^	3,310	323

PHILIPPINES - 0.96%
COMMON STOCKS - 0.96%
Ayala Corp.	27,430	191
Bank of the Philippine Islands	163,027	170
Metro Pacific Investments Corp. ^	3,169,000	193
Metropolitan Bank & Trust	190,200	251
Philippine Long Distance Telephone Co.	4,470	237
SM Investments Corp.	23,120	221
Union Bank of the Philippines	52,000	52

Total Philippines		1,315

POLAND - 2.35%
COMMON STOCKS - 2.35%
Asseco Poland S.A. ^	18,631	333
Bank Handlowy W Warszawie S.A.	3,568	90
Bank Pekao S.A.	3,550	189
Bank Zachodni WBK S.A.	1,773	106
Central European Distribution Corp. ^	12,111	316
Eurocash S.A ^	15,919	120
Polski Koncern Naftowy Orlen S.A. ^	32,019	407
Powszechna Kasa Oszczednosci Bank Polski S.A. ^	37,250	475
Powszechny Zaklad Ubezpieczen S.A.	2,810	360
Telekomunikacja Polska S.A.	156,370	809

Total Poland		3,205

RUSSIA - 4.03%
COMMON STOCKS - 4.03%
Gazprom OAO, ADR	82,340	1,779
LUKOIL Oil Co., ADR	31,430	1,795
OJSC MMC Norilsk Nickel, ADR	14,349	236
OJSC Rosneft Oil Co., GDR ^	64,479	431
RusHydro, ADR ^	67,620	353
Sberbank RF, GDR	900	261
Wimm-Bill-Dann Foods OJSC, ADR	15,148	299
X 5 Retail Group NV ^	9,232	345
X 5 Retail Group NV, GDR ^	251	9

Total Russia		5,508

SINGAPORE - 0.23%
COMMON STOCKS - 0.23%
Golden Agri-Resources Ltd.	760,000	321

SOUTH AFRICA - 7.62%
COMMON STOCKS - 7.62%
Anglo Platinum Ltd. ^	3,141	303
AngloGold Ashanti Ltd., ADR ^	5,474	222
ArcelorMittal South Africa Ltd. ^	27,784	324
AVI Ltd.	70,989	243
Barloworld Ltd.	47,150	291
Clicks Group Ltd.	88,000	436
FirstRand Ltd.	112,660	313
Gold Fields Ltd., ADR	7,750	105
Impala Platinum Holdings Ltd.	28,100	761
Imperial Holdings Ltd.	20,000	264
JD Group Ltd.	80,470	504
MTN Group Ltd.	110,706	1,775
See accompanying notes

3

American Beacon Emerging Markets Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Murray & Roberts Holdings Ltd.	107,500	$619
Nampak Ltd.	114,140	302
Naspers Ltd.	17,426	743
Pick n Pay Stores Ltd. ^	8,192	51
SABMiller plc	18,104	551
Sappi Ltd. ^	63,964	307
Sasol Ltd.	14,610	579
Sasol Ltd., ADR	4,490	178
Standard Bank Group Ltd.	60,785	946
Telkom South Africa Ltd.	53,550	250
Tiger Brands Ltd.	13,649	338

Total South Africa		10,405

SOUTH KOREA - 13.82%
COMMON STOCKS - 13.63%
Amorepacific Corp.	237	194
Cheil Industries, Inc.	3,999	307
Cheil Worldwide, Inc.	25,140	258
CJ CheilJedang Corp.	249	50
Hyundai Development Co.	20,820	478
Hyundai Engineering & Construction Co. Ltd.	5,885	314
Hyundai Mobis	1,834	317
Hyundai Motor Co.	5,080	640
Jinro Ltd. ^	5,100	163
Kangwon Land, Inc.	24,110	403
KB Financial Group, Inc.	32,454	1,413
KB Financial Group, Inc., ADR	1,950	83
Kia Motors Corp.	3,286	86
Korea Electric Power Corp. ^	15,465	434
Korea Electric Power Corp., ADR ^	780	11
Korean Reinsurance Co.	39,233	388
KT Corp.	8,490	307
KT Corp., ADR	11,539	217
KT&G Corp.	9,796	492
LG Chem Ltd.	2,511	698
LG Display Co. Ltd.	6,310	194
LG Display Co. Ltd., ADR	2,995	46
LG Electronics, Inc. ^	6,315	536
Lotte Chilsung Beverage Co. Ltd.	181	120
Lotte Shopping Co. Ltd.	130	40
NHN Corp. ^	1,922	299
Nong Shim Co. Ltd. ^	2,684	509
OCI Co. Ltd.	1,124	263
POSCO	2,390	994
POSCO, ADR	1,180	123
Samsung Electronics Co. Ltd.	5,123	3,507
Samsung Fire & Marine Insurance Co. Ltd.	4,919	856
Samsung Life Insurance Co. Ltd. ^	1,460	136
Shinhan Financial Group Co. Ltd.	15,856	650
Shinsegae Co. Ltd.	1,072	513
SK Telecom Co. Ltd.	217	31
SK Telecom Co. Ltd., ADR	40,170	658
S-Oil Corp.	8,099	387
SSCP Co. Ltd. ^	10,299	68
Tong Yang Life Insurance	44,480	470
Woongjin Coway Co. Ltd.	11,906	421
Woori Finance Holdings Co. Ltd. ^	3,060	38
Yuhan Corp.	3,774	506

Total Common Stocks		18,618

PREFERRED STOCKS - 0.19%
Samsung Electronics Co. Ltd.	544	256

Total South Korea		18,874

TAIWAN - 8.59%
COMMON STOCKS - 8.59%
Acer, Inc.	93,979	252
Asia Cement Corp.	324,000	321
Asustek Computer, Inc.	59,354	447
AU Optronics Corp.	332,520	315
AU Optronics Corp., ADR	42,360	402
Catcher Technology Co. Ltd. ^	162,000	365
Cathay Financial Holding Co. Ltd.	290,400	457
Chang Hwa Commercial Bank	156,000	82
China Steel Corp.	495,325	469
Chinatrust Financial Holding Co. Ltd.	837,326	502
Evergreen Marine Corp. ^	124,000	92
First Financial Holding Co. Ltd.	1,168,201	687
Formosa Plastics Corp.	38,000	79
Fubon Financial Holding Co. Ltd. ^	281,000	345
HON HAI Precision Industry Co. Ltd. ^	284,112	1,144
HTC Corp.	17,818	327
KGI Securities Co. Ltd. ^	27,000	11
Lite-On Technology Corp. ^	136,000	174
MediaTek, Inc.	4,007	54
Nan Ya Printed Circuit Board Corp.	39,989	163
Pegatron Corp. ^	83,311	96
Quanta Computer, Inc.	473,000	856
SinoPac Financial Holdings Co. Ltd.	1,429,987	480
Taiwan Fertilizer Co. Ltd.	43,000	119
Taiwan Semiconductor Manufacturing Co. Ltd.	809,385	1,576
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,190	93
Tatung Co. Ltd. ^	2,085,000	380
Transcend Information, Inc. ^	71,520	199
Uni-President Enterprises Corp. ^	234,000	278
United Microelectronics Corp.	1,354,226	600
United Microelectronics Corp., ADR	13,250	40
Wistron Corp.	109,250	176
See accompanying notes

4

American Beacon Emerging Markets Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Yuanta Financial Holding Co. Ltd.	286,000	$160

Total Taiwan		11,741

THAILAND - 2.24%
COMMON STOCKS - 2.24%
Bangkok Bank PCL	102,990	444
Banpu PCL #	17,600	340
Kasikornbank PCL #	272,500	865
PTT Exploration & Production PCL	32,800	151
PTT PCL	49,500	391
Siam Cement PCL #	34,800	291
Siam Commercial Bank PCL	115,000	310
Total Access Communication PCL #	180,300	264

Total Thailand		3,056

TURKEY - 2.51%
COMMON STOCKS - 2.51%
Akbank T.A.S.	47,033	261
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	40,706	513
Coca-Cola Icecek A.S.	20,496	213
Hurriyet Gazetecilik ve Matbaacilik A.S. ^	134,950	141
TAV Havalimanlari Holding A.S. ^	87,429	371
Tupras-Turkiye Petrol Rafinerileri A.S. ^	10,915	248
Turk Telekomunikasyon A.S.	70,822	265
Turkcell Iletisim Hizmetleri A.S.	47,360	278
Turkcell Iletisim Hizmetleri A.S., ADR	14,870	216
Turkiye Garanti Bankasi A.S.	84,605	438
Turkiye Is Bankasi (Isbank)	83,012	311
Turkiye Sise ve Cam Fabrikalari A.S. ^	134,583	169

Total Turkey		3,424

UNITED KINGDOM - 0.14%
COMMON STOCKS - 0.14%
JKX Oil & Gas plc	43,010	195

UNITED STATES - 0.10%
COMMON STOCKS - 0.10%
Fuqi International, Inc. ^	16,920	135

SHORT TERM INVESTMENTS - 5.36%
JPMorgan U.S. Government Money Market Fund	6,718,525	6,718

	Par
	Amount	Value
	(dollars in thousands)
U.S. Treasury, 0.145%, Due 10/14/2010 §	$605	$605

Total Short Term Investments		7,323

TOTAL INVESTMENTS 98.62% - (Cost $111,133)		134,715
OTHER ASSETS, NET OF LIABILITIES - 1.38%		1,885

TOTAL NET ASSETS - 100.00%		$136,600

See accompanying notes

5

American Beacon Emerging Markets Fund
Schedule of Investments
July 31, 2010 (Unaudited)

        Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,075 or 0.79% of net assets. The Fund has no right to demand registration of these securities.

#	NVDR - Non Voting Depository Receipt

§	At July 31, 2010, security pledged as collateral for open futures contracts.
Futures Contracts
     (dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini S&P 500 Index	162	Sep 2010	$8,896	$73

Sector Diversification

Percent of
Net Assets
Communications	0.19%
Consumer Discretionary	8.09%
Consumer Staples	7.08%
Energy	10.56%
Financials	23.34%
Health Care	1.99%
Industrials	7.93%
Information Technology	10.29%
Materials	10.28%
Telecommunication Services	10.82%
Utilities	2.69%
Short Term Investments	5.36%
Other Assets, Net of Liabilities	1.38%

100.00%

See accompanying notes

6

American Beacon High Yield Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 0.34%
COMMUNICATIONS - 0.34%
Communications - 0.10%
Charter Communications, Inc. ^	4,260	$155
Charter Communications, Inc., Warrant ^	5,175	34

		189

Media - 0.24%
Dex One Corp. ^	23,761	430
SuperMedia, Inc. ^	1,037	22

		452

Total Common Stocks		641

PREFERRED STOCKS - 0.20%
FINANCIALS - 0.20%
Diversified Financials - 0.00%
Federal Home Loan Mortgage Corp. ^	10,000	4

Finance - 0.20%
Ally Financial, Inc. ‡	454	373

Total Preferred Stocks		377

	Par
	Amount
CORPORATE OBLIGATIONS - 94.08%
Banks - 1.64%
Bank of America Corp., 8.125%, Due 12/29/2049	$1,000	1,006
Bank One Capital III, 8.75%, Due 9/1/2030 #	350	413
JPMorgan Chase & Co., 7.90%, Due 12/31/2049	500	522
MBNA Capital A, 8.278%, Due 12/1/2026	625	638
Wells Fargo Capital XIII, 7.70%, Due 12/29/2049 §	500	513

		3,092

Casino/Gaming - 0.01%
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015 ‡ ¤	1,800	4
Station Casinos, Inc.,
6.875%, Due 3/1/2016 ¤	500	1
7.75%, Due 8/15/2016 ¤	500	10

		15

Communications - 0.52%
Columbus International, Inc., 11.50%, Due 11/20/2014 ‡	460	511
TW Telecom Holdings, Inc., 8.00%, Due 3/1/2018	450	469

		980

Consumer - 5.23%
Alliance One International, Inc., 10.00%, Due 7/15/2016	400	413
Central Garden and Pet Co., 8.25%, Due 3/1/2018	445	452
Diversey Holdings, Inc., 10.50%, Due 5/15/2020 ‡	800	892
Dole Food Co, Inc., 13.875%, Due 3/15/2014	615	741
Easton-Bell Sports, Inc., 9.75%, Due 12/1/2016	705	742
See accompanying notes

1

American Beacon High Yield Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Fage Dairy Industries, 9.875%, Due 2/1/2020 ‡	$815	$662
Independencia International Ltd., 15.00%, Due 3/31/2015 ‡	550	505
Jarden Corp., 7.50%, Due 5/1/2017	800	822
JBS Finance II Ltd., 8.25%, Due 1/29/2018 ‡	555	559
JBS USA LLC, 11.625%, Due 5/14/2011	1,015	1,170
Libbey Glass, Inc., 10.00%, Due 2/15/2015 ‡	360	383
Michael Foods, Inc., 9.75%, Due 7/15/2018 ‡	450	473
Pinnacle Foods Finance LLC, 9.25%, Due 4/1/2015 ‡	800	827
Prestige Brands, Inc., 8.25%, Due 4/1/2018 ‡	630	646
Spectrum Brands Holdings, Inc., 9.50%, Due 6/15/2018 ‡	525	554

		9,841

Energy - 11.98%
Antero Resources Finance Corp., 9.375%, Due 12/1/2017	700	730
Berry Petroleum Co., 10.25%, Due 6/1/2014	897	991
Chesapeake Energy Corp., 6.625%, Due 1/15/2016 ‡	1,100	1,125
Cie Generale de Geophysique-Veritas,
7.50%, Due 5/15/2015	500	490
9.50%, Due 5/15/2016	400	421
Coffeyville Resources LLC,
9.00%, Due 4/1/2015 ‡	485	497
10.875%, Due 4/1/2017 ‡	385	389
Compton Petroleum Finance Corp., 7.625%, Due 12/1/2013	675	583
Copano Energy LLC, 8.125%, Due 3/1/2016	800	820
Crosstex Energy LP, 8.875%, Due 2/15/2018	500	522
Denbury Resources, Inc., 8.25%, Due 2/15/2020	932	995
El Paso Corp., 7.00%, Due 6/15/2017	900	942
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068	1,510	1,442
Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016 ‡	480	466
Hilcorp Energy, 8.00%, Due 2/15/2020 ‡	545	561
Linn Energy LLC,
9.875%, Due 7/1/2018	1,130	1,243
8.625%, Due 4/15/2020 ‡	800	850
Mariner Energy, Inc., 7.50%, Due 4/15/2013	200	206
MarkWest Energy Partners LP, 8.75%, Due 4/15/2018	560	603
Martin Midstream Partners & Finance, 8.875%, Due 4/1/2018 ‡	845	853
Offshore Group Investments Ltd., 11.50%, Due 8/1/2015 ‡	500	498
OPTI Canada, Inc.,
9.00%, Due 12/15/2012 ‡	480	488
8.25%, Due 12/15/2014	1,000	869
Penn Virginia Resource Finance Corp., 8.25%, Due 4/15/2018	200	203
Petrohawk Energy Corp.,
10.50%, Due 8/1/2014	900	1,004
7.875%, Due 6/1/2015	430	445
Plains Exploration & Production Co., 10.00%, Due 3/1/2016	900	990
See accompanying notes

2

American Beacon High Yield Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Quicksilver Resources, Inc.,
8.25%, Due 8/1/2015	$400	$415
9.125%, Due 8/15/2019	500	545
Regency Energy Partners LP, 9.375%, Due 6/1/2016 ‡	635	692
SandRidge Energy, Inc.,
9.875%, Due 5/15/2016 ‡	100	107
8.00%, Due 6/1/2018 ‡	800	800
Tesoro Corp., 6.50%, Due 6/1/2017	800	772

		22,557

Finance - 8.61%
Alliant Holdings I, Inc., 11.00%, Due 5/1/2015 ‡	850	871
Ally Financial, Inc.,
6.875%, Due 8/28/2012	1,000	1,022
8.30%, Due 2/12/2015 ‡	405	426
8.00%, Due 12/31/2018	400	387
8.00%, Due 11/1/2031	975	952
CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016 ‡	1,375	1,402
CEVA Group plc,
11.625%, Due 10/1/2016 ‡	100	107
11.50%, Due 4/1/2018 ‡	700	731
CIT Group, Inc., 7.00%, Due 5/1/2017	1,400	1,319
E*Trade Financial Corp., 12.50%, Due 11/30/2017	900	1,012
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016 ‡	900	879
HUB International Holdings, Inc., 10.25%, Due 6/15/2015 ‡	825	778
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 8.00%, Due 1/15/2018	360	359
International Lease Finance Corp.,
6.625%, Due 11/15/2013	525	509
5.65%, Due 6/1/2014	1,200	1,119
Lehman Brothers Holdings, Inc., 6.20%, Due 9/26/2014 ¤	1,500	319
Liberty Mutual Group, Inc., 10.75%, Due 6/15/2058 ‡ §	735	805
Marsico Parent Co. LLC,
10.625%, Due 1/15/2016 ‡	800	332
12.50%, Due 7/15/2016 ‡	638	102
Midwest Gaming Borrower LLC, 11.625%, Due 4/15/2016 ‡	1,000	1,010
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039 ‡	500	569
PE Paper Escrow GmbH, 12.00%, Due 8/1/2014 ‡	300	338
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019 ‡	820	853

		16,201

Industrials - 0.51%
Anadarko Petroleum Corp., 8.70%, Due 3/15/2019	600	646
Holly Corp., 9.875%, Due 6/15/2017	300	312

		958

Manufacturing - 21.80%
Accuride Corp., 9.50%, Due 8/1/2018 ‡	1,100	1,122
See accompanying notes

3

American Beacon High Yield Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Advanced Micro Devices, Inc.,
8.125%, Due 12/15/2017	$200	$210
7.75%, Due 8/1/2020 ‡	100	101
AK Steel Corp., 7.625%, Due 5/15/2020	400	402
Allison Transmission, Inc., 11.00%, Due 11/1/2015 ‡	900	967
American Axle & Manufacturing Holdings, Inc., 5.25%, Due 2/11/2014	460	415
ArvinMeritor, Inc., 10.625%, Due 3/15/2018	500	545
Belden, Inc., 9.25%, Due 6/15/2019 ‡	215	233
Building Materials Corp. of America, 7.50%, Due 3/15/2020 ‡	690	688
Case New Holland, Inc., 7.875%, Due 12/1/2017 ‡	920	964
Cemex Finance LLC, 9.50%, Due 12/14/2016 ‡	205	199
Cleaver-Brooks, Inc., 12.25%, Due 5/1/2016 ‡	390	385
Colt Defense LLC, 8.75%, Due 11/15/2017 ‡	700	562
Consol Energy, Inc.,
8.00%, Due 4/1/2017 ‡	770	818
8.25%, Due 4/1/2020 ‡	365	392
Cooper-Standard Automotive, Inc., 8.50%, Due 5/1/2018 ‡	500	517
CPG International I, Inc., 7.501%, Due 7/1/2012 §	460	446
DynCorp International, Inc., 10.375%, Due 7/1/2017 ‡	315	326
First Data Corp.,
9.875%, Due 9/24/2015	500	402
10.55%, Due 9/24/2015	1,250	959
Ford Motor Credit Co. LLC,
7.50%, Due 8/1/2012	500	523
6.625%, Due 8/15/2017	1,500	1,489
8.125%, Due 1/15/2020	1,140	1,219
Freeport-McMoRan Copper & Gold, Inc., 8.375%, Due 4/1/2017	500	559
Freescale Semiconductor, Inc.,
8.875%, Due 12/15/2014	1,000	965
9.125%, Due 12/15/2014	800	756
Goodman Global Group, Inc., 0.00%, Due 12/15/2014 ‡ @	285	178
Grupo Papelero Scribe SA, 8.875%, Due 4/7/2020 ‡	315	282
Hillman Group, Inc., 10.875%, Due 6/1/2018 ‡	360	377
Huntsman International LLC, 7.875%, Due 11/15/2014	900	909
Ineos Finance PLC, 9.00%, Due 5/15/2015 ‡	100	102
Ineos Group Holdings plc, 8.50%, Due 2/15/2016 ‡	600	496
International Coal Group, Inc., 9.125%, Due 4/1/2018	430	446
Jabil Circuit, Inc., 7.75%, Due 7/15/2016	250	269
K Hovnanian Enterprises, Inc., 10.625%, Due 10/15/2016	310	313
KB Home,
6.25%, Due 6/15/2015	400	368
9.10%, Due 9/15/2017	400	405
LBI Escrow Corp., 8.00%, Due 11/1/2017 ‡	805	846
MacDermid, Inc., 9.50%, Due 4/15/2017 ‡	1,825	1,871
Manitowoc Co., Inc., 9.50%, Due 2/15/2018	700	714
See accompanying notes

4

American Beacon High Yield Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Meritage Homes Corp., 6.25%, Due 3/15/2015	$425	$405
Momentive Performance Materials, Inc., 9.75%, Due 12/1/2014	400	405
Motors Liquidation Co., 8.375%, Due 7/15/2033 ¤	1,570	542
Navistar International Corp., 8.25%, Due 11/1/2021	615	650
NewPage Corp., 11.375%, Due 12/31/2014	1,850	1,714
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015 ‡	1,450	999
Novelis, Inc., 7.25%, Due 2/15/2015	900	920
NXP BV / NXP Funding LLC,
9.50%, Due 10/15/2015	800	784
9.75%, Due 8/1/2018 ‡	200	211
Oshkosh Corp., 8.50%, Due 3/1/2020	410	429
Peabody Energy Corp., 7.375%, Due 11/1/2016	800	872
Quiksilver, Inc., 6.875%, Due 4/15/2015	605	569
RBS Global, Inc., 8.50%, Due 5/1/2018 ‡	1,565	1,581
Reynolds Group, 8.50%, Due 5/15/2018 ‡	950	976
Ryerson, Inc., 12.00%, Due 11/1/2015	420	440
Sanmina-SCI Corp., 8.125%, Due 3/1/2016	800	814
Solo Cup Co., 8.50%, Due 2/15/2014	1,550	1,403
Standard Pacific Corp., 8.375%, Due 5/15/2018	500	486
Stratus Technologies, Inc., 12.00%, Due 3/29/2015 ‡	425	371
SunGard Data Systems, Inc., 10.25%, Due 8/15/2015	300	315
TriMas Corp., 9.75%, Due 12/15/2017 ‡	200	204
Triumph Group, Inc., 8.625%, Due 7/15/2018 ‡	225	235
TRW Automotive, Inc.,
7.25%, Due 3/15/2017 ‡	800	804
8.875%, Due 12/1/2017 ‡	440	469
USG Corp., 9.75%, Due 8/1/2014 ‡	460	481
Viasat, Inc., 8.875%, Due 9/15/2016	200	215

		41,034

Other Corporate - 0.29%
Novasep Holding SAS, 9.75%, Due 12/15/2019 ‡	605	544

Service - 31.72%
American Renal Holdings, 8.375%, Due 5/15/2018 ‡	460	467
Boston Scientific Corp., 6.00%, Due 1/15/2020	800	829
Cablevision Systems Corp., 8.625%, Due 9/15/2017 ‡	500	537
Carrols Corp., 9.00%, Due 1/15/2013	550	554
Casella Waste Systems, Inc.,
9.75%, Due 2/1/2013	1,150	1,153
11.00%, Due 7/15/2014	350	382
CCH II Holdings LLC, 13.50%, Due 11/30/2016	1,057	1,255
CCO Holdings LLC, 8.125%, Due 4/30/2020 ‡	200	211
Cengage Learning Acquisitions, Inc., 10.50%, Due 1/15/2015 ‡	525	508
Cequel Communications Holdings I LLC, 8.625%, Due 11/15/2017 ‡	350	357
CKE Restaurants, Inc., 11.375%, Due 7/15/2018 ‡	600	610
See accompanying notes

5

American Beacon High Yield Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Clean Harbors, Inc., 7.625%, Due 8/15/2016	$625	$645
Clear Channel Worldwide Holdings, Inc., 9.25%, Due 12/15/2017 ‡	810	849
CRC Health Corp., 10.75%, Due 2/1/2016	850	791
Crown Castle International Corp., 9.00%, Due 1/15/2015	800	876
DaVita, Inc., 7.25%, Due 3/15/2015	900	924
DISH DBS Corp., 7.125%, Due 2/1/2016	1,200	1,233
Dollar General Corp., 10.625%, Due 7/15/2015	800	880
Forest City Enterprises, Inc., 7.625%, Due 6/1/2015	1,100	1,002
Fresenius US Finance II, Inc., 9.00%, Due 7/15/2015 ‡	500	560
Games Merger Corp., 11.00%, Due 6/1/2018 ‡	600	621
Great Atlantic & Pacific Tea Co., 11.375%, Due 8/1/2015 ‡	675	473
Harrah’s Operating Co., Inc.,
5.625%, Due 6/1/2015	775	537
11.25%, Due 6/1/2017	1,300	1,404
HCA, Inc., 9.625%, Due 11/15/2016 +	2,000	2,160
HSN, Inc., 11.25%, Due 8/1/2016	650	731
Hughes Network Systems LLC, 9.50%, Due 4/15/2014	100	104
Intelsat Jackson Holdings SA, 11.25%, Due 6/15/2016	1,500	1,620
Intelsat Luxembourg SA, 11.50%, Due 2/4/2017	650	689
Interactive Data Corp., 10.25%, Due 8/1/2018 ‡	650	669
inVentiv Health, Inc., 10.00%, Due 8/15/2018 ‡	300	304
Lamar Media Corp., 7.875%, Due 4/15/2018 ‡	400	413
Live Nation Entertainment, Inc., 8.125%, Due 5/15/2018 ‡	830	789
Media General, Inc., 11.75%, Due 2/15/2017	800	848
Mediacom LLC / Mediacom Capital Corp., 9.125%, Due 8/15/2019	450	457
MGM Resorts International,
8.375%, Due 2/1/2011	415	417
6.625%, Due 7/15/2015	1,400	1,173
Michaels Stores, Inc., 10.00%, Due 11/1/2014	800	836
Mylan, Inc., 7.875%, Due 7/15/2020 ‡	1,100	1,173
NCL Corp Ltd., 11.75%, Due 11/15/2016	800	889
Neiman Marcus Group, Inc., 10.375%, Due 10/15/2015	435	453
Nielsen Finance LLC, 0.00%, Due 8/1/2016 § @	680	663
NPC International, Inc., 9.50%, Due 5/1/2014	825	833
OnCure Holdings, Inc., 11.75%, Due 5/15/2017 ‡	850	801
PharmaNet Development Group, Inc., 10.875%, Due 4/15/2017 ‡	525	522
Pinnacle Entertainment, Inc.,
7.50%, Due 6/15/2015	800	776
8.75%, Due 5/15/2020 ‡	725	709
Pokagon Gaming Authority, 10.375%, Due 6/15/2014 ‡	800	833
Québécor Média, Inc., 7.75%, Due 3/15/2016	285	289
QVC, Inc., 7.50%, Due 10/1/2019 ‡	375	386
Radio One, Inc., 6.375%, Due 2/15/2013	900	752
See accompanying notes

6

American Beacon High Yield Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Rainbow National Services LLC,
8.75%, Due 9/1/2012 ‡	$550	$551
10.375%, Due 9/1/2014 ‡	800	832
Reable Therapeutics, 11.75%, Due 11/15/2014	1,100	1,155
Realogy Corp., 11.00%, Due 4/15/2014 +	1,668	1,424
Rite Aid Corp., 9.75%, Due 6/12/2016	1,355	1,458
RSC Equipment Rental, Inc., 9.50%, Due 12/1/2014	800	822
Sally Holdings LLC, 10.50%, Due 11/15/2016	350	382
Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015 ‡	600	492
Sinclair Television Group, Inc., 9.25%, Due 11/1/2017 ‡	800	836
Sitel LLC, 11.50%, Due 4/1/2018 ‡	500	400
Speedway Motorsports, Inc., 8.75%, Due 6/1/2016	225	239
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, Due 5/15/2018	800	818
7.15%, Due 12/1/2019	250	260
Telesat Canada, 12.50%, Due 11/1/2017	797	929
Tenet Healthcare Corp., 10.00%, Due 5/1/2018 ‡	900	1,023
Ticketmaster Entertainment, Inc., 10.75%, Due 8/1/2016	950	1,007
Trans Union LLC, 11.375%, Due 6/15/2018 ‡	300	322
United Surgical Partners International, Inc., 9.25%, Due 5/1/2017 +	800	824
Universal City Development Partners Ltd., 8.875%, Due 11/15/2015 ‡	900	927
Univision Communications, Inc., 10.50%, Due 3/15/2015 ‡	880	795
UPC Germany GmbH, 8.125%, Due 12/1/2017 ‡	800	818
US Oncology, Inc.,
6.643%, Due 3/15/2012 § +	1,862	1,764
10.75%, Due 8/15/2014	300	311
WCA Waste Corp., 9.25%, Due 6/15/2014	900	883
WMG Acquisition Corp., 9.50%, Due 6/15/2016	900	979
WMG Holdings Corp., 9.50%, Due 12/15/2014 §	755	768
Yonkers Racing Corp., 11.375%, Due 7/15/2016 ‡	675	731

		59,697

Telecommunications - 1.20%
Cricket Communications, Inc., 7.75%, Due 5/15/2016	615	637
MetroPCS Wireless, Inc., 9.25%, Due 11/1/2014	900	940
NII Capital Corp., 10.00%, Due 8/15/2016	610	674

		2,251

Telephone - 3.04%
Clearwire Communications LLC, 12.00%, Due 12/1/2015 ‡	50	52
Digicel Group Ltd.,
8.875%, Due 1/15/2015 ‡	900	915
9.125%, Due 1/15/2015 ‡	650	657
Frontier Communications Corp.,
8.50%, Due 4/15/2020 ‡	200	213
8.75%, Due 4/15/2022 ‡	400	429
GCI, Inc., 8.625%, Due 11/15/2019	370	383
See accompanying notes

7

American Beacon High Yield Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Indosat Palapa Co BV, 7.375%, Due 7/29/2020 ‡	$475	$496
Level 3 Financing, Inc., 10.00%, Due 2/1/2018	500	456
Qwest Corp., 6.875%, Due 9/15/2033	475	457
Sprint Capital Corp., 8.75%, Due 3/15/2032	935	948
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017 ‡	45	48
12.25%, Due 7/15/2017 ‡	718	671

		5,725

Transportation - 0.96%
American Petroleum Tankers LLC, 10.25%, Due 5/1/2015 ‡	800	800
General Maritime Corp., 12.00%, Due 11/15/2017	500	526
Greenbrier Cos., Inc., 8.375%, Due 5/15/2015	500	481

		1,807

Utility - 6.57%
AES Corp., 9.75%, Due 4/15/2016	50	56
Calpine Corp., 7.875%, Due 7/31/2020 ‡	300	303
Cincinnati Bell, Inc., 8.75%, Due 3/15/2018	430	420
CMS Energy Corp., 8.75%, Due 6/15/2019	500	571
Dynegy Holdings, Inc.,
7.50%, Due 6/1/2015 ‡	850	674
8.375%, Due 5/1/2016	1,000	800
Elwood Energy LLC, 8.159%, Due 7/5/2026	676	639
Energy Future Holdings Corp., 10.875%, Due 11/1/2017	1,110	777
Frontier Communications Corp., 8.25%, Due 4/15/2017 ‡	200	213
Integra Telecom Holdings, Inc., 10.75%, Due 4/15/2016 ‡	500	503
Intergen NV, 9.00%, Due 6/30/2017 ‡	900	938
NRG Energy, Inc., 7.375%, Due 2/1/2016	1,300	1,326
Qwest Communications International, Inc., 7.50%, Due 2/15/2014	700	718
RRI Energy, Inc., 7.625%, Due 6/15/2014	475	477
Sprint Nextel Corp., 8.375%, Due 8/15/2017	900	941
Texas Competitive Electric Holdings Co. LLC, 10.25%, Due 11/1/2015	1,800	1,206
Wind Acquisition Finance S.A., 12.00%, Due 12/1/2015 ‡ ¥	1,700	1,798

		12,360

Total Corporate Obligations		177,062

CONVERTIBLE OBLIGATIONS - 0.54%
Finance - 0.18%
E*Trade Financial Corp., 0.00%, Due 8/31/2019	240	340

Hotels, Restaurants & Leisure - 0.36%
Horizon Lines, Inc., 4.25%, Due 8/15/2012	800	672

Total Convertible Obligations		1,012

ASSET-BACKED SECURITIES - 0.50%
AES Eastern Energy LP, 9.00%, Due 1/2/2017	290	300
See accompanying notes

8

American Beacon High Yield Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Discover Financial Services, 10.25%, Due 7/15/2019	$525	$653

Total Asset-Backed Securities		953

	Shares
SHORT TERM INVESTMENTS - 1.64%
JPMorgan U.S. Government Money Market Fund	3,085,580	3,086

TOTAL INVESTMENTS - 97.30% (Cost $176,248)		$183,131
OTHER ASSETS, NET OF LIABILITIES - 2.70%		5,079

TOTAL NET ASSETS - 100.00%		$188,210

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $70,297 or 37.35% of net assets. The Fund has no right to demand registration of these securities.

#	Trust Preferred Obligation

§	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

¤	Non-income producing — Issuer is in default.

@	Zero Coupon

¥	Step Up/Down

+	Payment in Kind
See accompanying notes

9

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 3.87%
CONSUMER DISCRETIONARY - 0.24%
Hotels, Restaurants & Leisure - 0.13%
Carnival Corp.	4,200	$146

Internet & Catalog Retail - 0.11%
eBay, Inc. ^	6,000	125

Total Consumer Discretionary		271

ENERGY - 0.84%
Energy Equipment & Services - 0.55%
Ensco plc, ADR	7,300	305
Noble Corp.	10,150	330

		635

Oil & Gas - 0.29%
Devon Energy Corp.	3,200	200
Occidental Petroleum Corp.	1,700	133

		333

Total Energy		968

FINANCIALS - 0.46%
Diversified Financials - 0.46%
Affiliated Managers Group, Inc. ^	2,300	163
JPMorgan Chase & Co.	3,300	133
T Rowe Price Group, Inc.	4,800	231

Total Financials		527

HEALTH CARE - 0.80%
Health Care Equipment & Supplies - 0.44%
Medtronic, Inc.	7,000	259
Stryker Corp.	5,400	251

		510

Optical Supplies - 0.22%
Alcon, Inc.	1,630	253

Pharmaceuticals - 0.14%
Merck & Co., Inc.	4,777	165

Total Health Care		928

INDUSTRIALS - 0.64%
Aerospace & Defense - 0.13%
United Technologies Corp.	2,150	153

Machinery - 0.51%
Eaton Corp.	3,900	306
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Parker Hannifin Corp.
	4,500	$279

		585

Total Industrials		738

INFORMATION TECHNOLOGY - 0.89%
Communications Equipment - 0.49%
Cisco Systems, Inc. ^	12,500	288
QUALCOMM, Inc.	7,200	274

		562

Computers & Peripherals - 0.14%
SanDisk Corp. ^	3,700	162

IT Consulting & Services - 0.26%
Accenture plc	7,770	308

Total Information Technology		1,032

Total Common Stocks		4,464

CONVERTIBLE PREFERRED STOCKS - 0.69%
CONSUMER STAPLES - 0.23%
Food Products - 0.23%
Bunge Ltd.	525	267

FINANCIALS - 0.25%
Banks - 0.25%
Wells Fargo & Co.	300	293

HEALTH CARE - 0.21%
Pharmaceuticals - 0.21%
Mylan, Inc.	225	238

Total Convertible Preferred Stocks		798

PREFERRED STOCKS - 1.26%
CONSUMER DISCRETIONARY - 0.29%
Food Products - 0.29%
Archer-Daniels-Midland Co.	8,850	340

CONSUMER STAPLES - 0.33%
Food Products - 0.33%
Bunge Ltd.	4,500	375

ENERGY - 0.22%
Energy - 0.22%
Apache Corp. ^	4,600	250

FINANCIALS - 0.42%
Diversified Financials - 0.42%
AMG Capital Trust I	4,150	164
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Vale Capital II	4,000	$319

Total Financials		483

Total Preferred Stocks		1,448

	Par
	Amount
AGENCIES - 0.55%
Agency - 0.55%
EDF SA, 4.60%, Due 1/27/2020 ‡	$300	318
Petroleos Mexicanos, 6.00%, Due 3/5/2020 ‡	300	320

Total Agencies		638

CORPORATE OBLIGATIONS - 38.79%
Finance -17.41%
Aegon Funding Corp., 5.75%, Due 12/15/2020	250	264
ANZ National Int’l Ltd., 2.375%, Due 12/21/2012 ‡	300	304
Bank of America Corp.,
7.80%, Due 9/15/2016	600	679
6.00%, Due 9/1/2017	400	432
7.625%, Due 6/1/2019	200	234
Bank One Corp., 4.90%, Due 4/30/2015	250	268
Barclays Bank plc,
3.90%, Due 4/7/2015	290	300
6.75%, Due 5/22/2019	300	347
BNP Paribas, 0.931%, Due 4/8/2013 #	750	740
Citigroup, Inc.,
0.627%, Due 11/5/2014 #	300	277
6.125%, Due 11/21/2017	275	294
8.50%, Due 5/22/2019	750	911
CME Group, Inc., 5.40%, Due 8/1/2013	230	255
Credit Suisse N.Y.,
3.45%, Due 7/2/2012	600	621
5.30%, Due 8/13/2019	250	274
Deutsche Bank AG, 3.875%, Due 8/18/2014	275	290
FTI Consulting, Inc., 7.75%, Due 10/1/2016	150	156
General Electric Capital Corp.,
0.731%, Due 1/8/2016 #	1,033	962
5.625%, Due 5/1/2018	250	273
6.00%, Due 8/7/2019	300	332
5.50%, Due 1/8/2020	350	378
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	507
6.25%, Due 9/1/2017	550	601
6.00%, Due 6/15/2020	135	145
HSBC Finance Corp., 0.776%, Due 1/15/2014 #	850	806
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
ING Bank, NV, 5.125%, Due 5/1/2015 ‡	$300	$315
Janus Capital Group, Inc., 6.95%, Due 6/15/2017	125	128
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	1,050	1,094
6.00%, Due 1/15/2018	175	198
JPMorgan Chase Bank, NA, 0.866%, Due 6/13/2016 ‡ #	375	353
Leucadia National Corp., 8.125%, Due 9/15/2015	100	104
Lincoln National Corp., 4.75%, Due 2/15/2014	105	110
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015 ‡	300	304
MassMutual Global Funding II, 0.698%, Due 12/6/2013 ‡ #	400	395
Mellon Funding Corp., 0.586%, Due 5/15/2014 #	250	246
Merrill Lynch & Co., Inc., 6.11%, Due 1/29/2037	275	265
MetLife, Inc., 6.375%, Due 6/15/2034	250	260
Metropolitan Life Global Funding I, 0.787%, Due 3/15/2012 ‡ #	300	297
Monumental Global Funding III, 0.726%, Due 1/15/2014 ‡ #	300	287
Morgan Stanley,
2.93%, Due 5/14/2013 #	550	556
1.006%, Due 10/15/2015 #	300	273
7.30%, Due 5/13/2019	280	316
5.625%, Due 9/23/2019	250	254
Nationwide Building Society, 5.50%, Due 7/18/2012 ‡	450	480
Nordea Bank AB, 2.50%, Due 11/13/2012 ‡	250	254
Pricoa Global Funding I, 5.40%, Due 10/18/2012 ‡	150	161
ProLogis, 5.625%, Due 11/15/2016	250	235
Prudential Financial, Inc., 4.50%, Due 7/15/2013	250	261
Rabobank Nederland NV, 4.20%, Due 5/13/2014 ‡	200	213
Simon Property Group LP, 10.35%, Due 4/1/2019	300	407
UBS AG, 5.875%, Due 12/20/2017	275	301
Wachovia Corp.,
0.896%, Due 10/15/2016 #	600	542
5.75%, Due 2/1/2018	475	532
Wells Fargo & Co., 5.625%, Due 12/11/2017	275	305

		20,096

Industrials - 18.88%
America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035	275	305
American Honda Finance Corp., 4.625%, Due 4/2/2013 ‡	325	349
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020 ‡	290	311
8.00%, Due 11/15/2039 ‡	100	134
AT&T, Inc.,
5.625%, Due 6/15/2016	200	230
5.50%, Due 2/1/2018	400	451
6.80%, Due 5/15/2036	125	146
6.40%, Due 5/15/2038	125	141
ATP Oil & Gas Corp., 11.875%, Due 5/1/2015 ‡	150	111
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 ‡	$700	$701
BE Aerospace, Inc., 8.50%, Due 7/1/2018	325	353
Bio Rad Labs, 8.00%, Due 9/15/2016	275	294
Boeing Co., 1.875%, Due 11/20/2012	250	255
Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018	125	145
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	325	368
5.75%, Due 5/1/2040	140	149
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	284
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	307
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	102
4.25%, Due 2/8/2013	250	267
2.75%, Due 6/24/2015	280	287
Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014	150	180
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	109	127
Comcast Corp., 6.55%, Due 7/1/2039	300	337
Comstock Resources, Inc., 8.375%, Due 10/15/2017	300	309
Concho Resources, Inc., 8.625%, Due 10/1/2017	275	287
ConocoPhillips,
4.60%, Due 1/15/2015	200	222
5.20%, Due 5/15/2018	325	363
Covidien International Finance SA, 5.15%, Due 10/15/2010	600	606
CVS Caremark Corp., 3.25%, Due 5/18/2015	140	144
Daimler Finance NA LLC,
5.875%, Due 3/15/2011	250	257
5.75%, Due 9/8/2011	250	261
Dell, Inc., 5.875%, Due 6/15/2019	70	80
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014 ‡	250	268
France Telecom S.A., 4.375%, Due 7/8/2014	150	165
Frontier Oil Corp., 8.50%, Due 9/15/2016	250	255
Gardner Denver, Inc., 8.00%, Due 5/1/2013	300	303
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	145
Hanesbrands, Inc., 8.00%, Due 12/15/2016	300	314
Hewlett-Packard Co., 4.50%, Due 3/1/2013	325	352
Holly Corp., 9.875%, Due 6/15/2017	140	146
Honeywell International, Inc., 4.25%, Due 3/1/2013	250	271
International Business Machines Corp., 7.625%, Due 10/15/2018	150	195
Jabil Circuit, Inc., 8.25%, Due 3/15/2018	325	354
Jarden Corp.,
7.50%, Due 5/1/2017	30	31
7.50%, Due 1/15/2020	120	122
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	319
Kansas City Southern Railway, 13.00%, Due 12/15/2013	136	164
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Kellogg Co., 4.25%, Due 3/6/2013	$250	$269
NetFlix, Inc., 8.50%, Due 11/15/2017	275	298
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	370
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	166
Omnicare, Inc., 7.75%, Due 6/1/2020	130	139
Oshkosh Corp., 8.25%, Due 3/1/2017	50	52
Petroplus Finance Ltd., 9.375%, Due 9/15/2019 ‡	225	203
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	250	255
Range Resources Corp., 8.00%, Due 5/15/2019	80	86
Raytheon Co., 5.375%, Due 4/1/2013	250	277
Royal Caribbean Cruises Ltd., 7.50%, Due 10/15/2027	500	445
Seagate Technology, 6.80%, Due 10/1/2016	350	354
Service Corp International, 8.00%, Due 11/15/2021	225	235
SESI LLC, 6.875%, Due 6/1/2014	435	435
Shell International Finance BV, 3.10%, Due 6/28/2015	280	290
Spirit Aerosystems, Inc., 7.50%, Due 10/1/2017	450	453
Swift Energy Co., 7.125%, Due 6/1/2017	375	360
Syniverse Technologies, Inc., 7.75%, Due 8/15/2013	325	328
Telefonica Emisiones SAU, 6.421%, Due 6/20/2016	300	341
Terex Corp., 8.00%, Due 11/15/2017	125	121
Thomson Reuters Corp., 4.70%, Due 10/15/2019	250	269
Time Warner Cable, Inc., 5.85%, Due 5/1/2017	300	333
Time Warner, Inc., 4.875%, Due 3/15/2020	150	158
Triumph Group, Inc., 8.00%, Due 11/15/2017	300	298
Tyco International Finance SA, 4.125%, Due 10/15/2014	125	134
Union Pacific Corp., 7.875%, Due 1/15/2019	300	386
United Technologies Corp., 6.125%, Due 7/15/2038	165	193
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	283
6.90%, Due 4/15/2038	325	390
Verizon Wireless Capital, LLC, 3.75%, Due 5/20/2011	270	277
Vodafone Group plc, 6.15%, Due 2/27/2037	275	295
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	250	330
WESCO Distribution, Inc., 7.50%, Due 10/15/2017	450	450
Xerox Corp.,
5.65%, Due 5/15/2013	75	81
8.25%, Due 5/15/2014	150	178

		21,799

Manufacturing - 0.39%
Advanced Micro Devices, Inc.,
8.125%, Due 12/15/2017	130	136
7.75%, Due 8/1/2020 ‡	175	177
Oshkosh Corp., 8.50%, Due 3/1/2020	125	131

		444

See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Other Government - 0.28%
Province of Ontario Canada, 4.10%, Due 6/16/2014	$300	$328

Utilities - 1.83%
Commonwealth Edison Co., 4.00%, Due 8/1/2020	135	138
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	319
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018	250	281
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	150	160
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	275	308
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	175	200
Progress Energy, Inc., 4.875%, Due 12/1/2019	250	270
TransCanada PipeLines Ltd., 6.10%, Due 6/1/2040	140	155
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	250	281

		2,112

Total Corporate Obligations		44,779

CONVERTIBLE OBLIGATIONS - 11.80%
Basic Materials - 1.41%
Allegheny Technologies, Inc., 4.25%, Due 6/1/2014	260	353
Goldcorp, Inc., 2.00%, Due 8/1/2014	225	256
Newmont Mining Corp.,
3.00%, Due 2/15/2012	50	65
1.25%, Due 7/15/2014	425	566
1.625%, Due 7/15/2017	220	296
Sterlite Industries India Ltd., 4.00%, Due 10/30/2014	90	87

		1,623

Communications - 1.33%
Anixter International, Inc., 1.00%, Due 2/15/2013	610	592
Arris Group, Inc., 2.00%, Due 11/15/2026	240	230
priceline.com, Inc., 1.25%, Due 3/15/2015 ‡	300	306
Symantec Corp., 1.00%, Due 6/15/2013	400	406

		1,534

Consumer Discretionary - 0.68%
Best Buy Co., Inc., 2.25%, Due 1/15/2022	200	210
Carnival Corp., 2.00%, Due 4/15/2021	135	145
International Game Technology, 3.25%, Due 5/1/2014	110	121
RadioShack Corp., 2.50%, Due 8/1/2013 ‡	275	308

		784

Consumer Staples - 0.26%
Kinetic Concepts, Inc., 3.25%, Due 4/15/2015 ‡	310	302

Energy - 0.40%
Chesapeake Energy Corp., 2.50%, Due 5/15/2037	570	458

Finance - 0.43%
Janus Capital Group, Inc., 3.25%, Due 7/15/2014	190	213
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Leucadia National Corp., 3.75%, Due 4/15/2014	$250	$284

		497

Health Care - 1.09%
Biovail Corp., 5.375%, Due 8/1/2014 ‡	250	393
LifePoint Hospitals, Inc., 3.50%, Due 5/15/2014	325	307
Medtronic, Inc., 1.625%, Due 4/15/2013	560	563

		1,263

Industrials - 1.34%
Danaher Corp., 0.00%, Due 1/22/2021	370	413
Fisher Scientific International, Inc., 3.25%, Due 3/1/2024	230	272
Itron, Inc., 2.50%, Due 8/1/2026	240	274
ON Semiconductor Corp., 2.625%, Due 12/15/2026	300	293
Stanley Black & Decker, Inc., 0.01%, Due 5/17/2012 #	275	297

		1,549

Pharmaceuticals - 0.90%
Life Technologies Corp., 1.50%, Due 2/15/2024	246	265
Mylan, Inc., 1.25%, Due 3/15/2012	430	434
Teva Pharmaceutical Finance Co. LLC, 0.25%, Due 2/1/2026	295	341

		1,040

Technology - 3.96%
CACI International, Inc., 2.125%, Due 5/1/2014	230	238
EMC Corp., 1.75%, Due 12/1/2013	900	1,213
Intel Corp., 3.25%, Due 8/1/2039 ‡	500	592
Linear Technology Corp., 3.00%, Due 5/1/2027	295	299
Micron Technology, Inc., 1.875%, Due 6/1/2014	300	260
Navistar International Corp., 3.00%, Due 10/15/2014	300	368
NetApp, Inc., 1.75%, Due 6/1/2013	545	767
Rovi Corp., 2.625%, Due 2/15/2040 ‡	300	338
SanDisk Corp., 1.00%, Due 5/15/2013	175	160
Xilinx, Inc., 2.625%, Due 6/15/2017 ‡	300	330

		4,565

Total Convertible Obligations		13,615

MUNICIPAL OBLIGATIONS - 0.17%
State of Illinois, 1.823%, Due 1/1/2011	200	200

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.42%
Banc of America Commercial Mortgage, Inc.,
2005-6 A1, 5.001%, Due 9/10/2047	153	154
5.317%, Due 9/10/2047	270	282
2007-2 A2, 5.634%, Due 4/10/2049	650	676
GS Mortgage Securities Corp II, 4.607%, Due 7/10/2039	270	275
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042	263	272
2010-C1 A1, 3.853%, Due 6/15/2043 ‡	549	570
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
JPMorgan Chase Commercial Mortgage Securities Corp.,
2007-CB19 A4, 5.746%, Due 2/12/2049	$400	$413
2007-CB20 A2, 5.629%, Due 2/12/2051	550	573
LB-UBS Commercial Mortgage Trust, 2007-C1 A4, 5.424%, Due 2/15/2040	450	463
Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.735%, Due 6/15/2049	260	270

Total Non-Agency Mortgage-Backed Obligations		3,948

ASSET-BACKED SECURITIES - 5.45%
American Express Credit Account Master Trust, 2006-2 A, 5.35%, Due 1/15/2014	1,050	1,093
Bank of America Auto Trust, 2010-1A A2, 0.75%, Due 6/15/2012 ‡	600	601
BMW Floorplan Master Owner Trust, 2009-1A A, 1.491%, Due 9/15/2014 ‡ #	250	250
Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due 6/16/2014	800	837
Citibank Credit Card Issuance Trust, 2009-A2 A2, 1.891%, Due 5/15/2014 #	600	614
Discover Card Master Trust, 2009-A2 A, 1.641%, Due 2/17/2015 #	200	204
Ford Credit Auto Lease Trust, 2010-A A2, 1.04%, Due 3/15/2013 ‡	900	902
Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.891%, Due 9/15/2014 #	250	254
Harley-Davidson Motorcycle Trust, 2009-4 A3, 1.87%, Due 2/15/2014	300	304
Nissan Master Owner Trust Receivables, 2010-AA A, 1.491%, Due 1/15/2015 ‡ #	600	602
Volkswagen Auto Loan Enhanced Trust,
2010-1 A2, 0.66%, Due 5/21/2012	300	300
2008-2 A4A, 6.24%, Due 7/20/2015	300	333

Total Asset-Backed Securities		6,294

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 12.91%
Federal Home Loan Mortgage Corporation - 4.99%
5.00%, Due 2/1/2021	667	717
4.50%, Due 4/1/2021	688	735
5.00%, Due 9/1/2035	1,729	1,847
5.50%, Due 4/1/2037	509	549
5.00%, Due 3/1/2038	1,160	1,238
5.50%, Due 5/1/2038	625	674

		5,760

Federal National Mortgage Association - 4.92%
6.50%, Due 7/1/2032	277	309
5.50%, Due 6/1/2033	627	679
4.50%, Due 9/1/2034	348	367
5.50%, Due 12/1/2035	685	740
5.00%, Due 2/1/2036	561	600
5.50%, Due 4/1/2036	960	1,037
5.50%, Due 2/1/2037	713	770
6.00%, Due 9/1/2037	452	492
6.00%, Due 1/1/2038	631	686

		5,680

Government National Mortgage Association - 3.00%
4.201%, Due 8/16/2026	381	390
See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
6.00%, Due 2/15/2033	$609	$677
5.50%, Due 4/15/2033	829	907
5.00%, Due 5/15/2033	610	662
2.989%, Due 3/16/2039	799	829

		3,465

Total U.S. Agency Mortgage-Backed Obligations		14,905

U.S. AGENCY OBLIGATIONS - 0.49%
Federal Farm Credit Bank - 0.37%
3.00%, Due 9/22/2014	400	425

Tennessee Valley Authority - 0.12%
5.25%, Due 9/15/2039	130	144

Total U.S. Agency Obligations		569

U.S. TREASURY OBLIGATIONS - 16.08%
4.25%, Due 8/15/2015	1,200	1,354
3.00%, Due 9/30/2016	1,000	1,053
3.125%, Due 10/31/2016	3,800	4,025
3.75%, Due 11/15/2018	2,550	2,777
3.625%, Due 2/15/2020	3,350	3,556
7.875%, Due 2/15/2021	300	432
6.25%, Due 8/15/2023	1,500	1,955
6.875%, Due 8/15/2025	250	349
5.25%, Due 11/15/2028	1,050	1,267
4.75%, Due 2/15/2037	420	478
4.50%, Due 8/15/2039	1,210	1,318

Total U.S. Treasury Obligations		18,564

	Shares
SHORT TERM INVESTMENTS - 3.58%
JPMorgan U.S. Government Money Market Fund	1,127,869	1,128

	Par
	Amount
U.S. Treasury,
0.22%, Due 10/21/2010	$3,000	2,998

Total Short Term Investments		4,126

TOTAL INVESTMENTS - 99.06% (Cost $108,170)		$114,348
OTHER ASSETS, NET OF LIABILITIES - 0.94%		1,087

TOTAL NET ASSETS - 100.00%		$115,435

See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)

        Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,749 or 10.18% of net assets. The Fund has no right to demand registration of these securities.

#	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
AGENCIES - 0.33%
Agency - 0.33%
EDF SA, 4.60%, Due 1/27/2020 ‡	$380	$403
Petrobras International Finance Co., 6.875%, Due 1/20/2040	110	120
Petroleos Mexicanos, 6.00%, Due 3/5/2020 ‡	375	400

Total Agencies		923

CORPORATE OBLIGATIONS - 35.15%
Finance - 14.55%
Aegon Funding Corp., 5.75%, Due 12/15/2020	400	422
American Express Co., 8.15%, Due 3/19/2038	325	448
American Express Credit Corp., 5.875%, Due 5/2/2013	610	672
ANZ National Int’l Ltd., 2.375%, Due 12/21/2012 ‡	350	355
Bank of America Corp.,
7.80%, Due 9/15/2016	700	792
6.00%, Due 9/1/2017	200	216
7.625%, Due 6/1/2019	800	935
Bank of New York Mellon Corp., 4.95%, Due 11/1/2012	290	313
Bank One Corp., 4.90%, Due 4/30/2015	500	537
Barclays Bank plc,
3.90%, Due 4/7/2015	380	393
6.75%, Due 5/22/2019	350	404
Bear Stearns Cos., Inc.,
6.40%, Due 10/2/2017	605	687
7.25%, Due 2/1/2018	270	322
Berkshire Hathaway Finance Corp., 5.75%, Due 1/15/2040	325	343
Berkshire Hathaway, Inc., 1.40%, Due 2/10/2012	1,900	1,914
BNP Paribas, 0.931%, Due 4/8/2013 #	950	938
Citigroup, Inc.,
0.627%, Due 11/5/2014 #	380	351
6.01%, Due 1/15/2015	520	560
6.125%, Due 11/21/2017	755	808
8.50%, Due 5/22/2019	1,100	1,337
CME Group, Inc.,
5.40%, Due 8/1/2013	260	289
5.75%, Due 2/15/2014	510	572
CNA Financial Corp., 7.35%, Due 11/15/2019	210	228
Countrywide Financial Corp., 5.80%, Due 6/7/2012	210	223
Credit Suisse N.Y.,
3.45%, Due 7/2/2012	700	725
5.30%, Due 8/13/2019	425	466
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	421
General Electric Capital Corp.,
5.25%, Due 10/19/2012	245	264
0.731%, Due 1/8/2016 #	1,300	1,210
See accompanying notes

1

American Beacon Intermediate Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
General Electric Capital Corp.,
5.625%, Due 5/1/2018	$695	$758
6.00%, Due 8/7/2019	350	387
5.50%, Due 1/8/2020	400	431
5.875%, Due 1/14/2038	645	645
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	853
6.25%, Due 9/1/2017	800	874
5.95%, Due 1/18/2018	460	494
6.00%, Due 6/15/2020	190	204
6.75%, Due 10/1/2037	245	250
HSBC Finance Corp., 0.776%, Due 1/15/2014 #	1,100	1,043
ING Bank, NV, 5.125%, Due 5/1/2015 ‡	250	263
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	2,330	2,428
6.00%, Due 1/15/2018	450	508
JPMorgan Chase Bank, NA, 0.866%, Due 6/13/2016 ‡ #	480	452
Lincoln National Corp., 4.75%, Due 2/15/2014	50	53
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015 ‡	375	380
MassMutual Global Funding II, 0.698%, Due 12/6/2013 ‡ #	500	494
Mellon Funding Corp., 0.586%, Due 5/15/2014 #	500	492
Merrill Lynch & Co., Inc.,
6.40%, Due 8/28/2017	905	978
6.50%, Due 7/15/2018	520	557
6.11%, Due 1/29/2037	360	347
MetLife, Inc.,
5.375%, Due 12/15/2012	565	609
6.375%, Due 6/15/2034	400	416
Metropolitan Life Global Funding I, 0.787%, Due 3/15/2012 ‡ #	380	376
Monumental Global Funding III, 0.726%, Due 1/15/2014 ‡ #	375	358
Morgan Stanley,
2.93%, Due 5/14/2013 #	750	758
1.006%, Due 10/15/2015 #	380	346
7.30%, Due 5/13/2019	370	418
5.625%, Due 9/23/2019	400	407
Nasdaq OMX Group,
4.00%, Due 1/15/2015	165	170
5.55%, Due 1/15/2020	165	169
Nationwide Building Society, 5.50%, Due 7/18/2012 ‡	550	586
Nordea Bank AB, 2.50%, Due 11/13/2012 ‡	400	407
PNC Funding Corp., 4.25%, Due 9/21/2015	390	412
Pricoa Global Funding I, 5.40%, Due 10/18/2012 ‡	175	188
ProLogis, 5.625%, Due 11/15/2016	200	188
Prudential Financial, Inc.,
4.50%, Due 7/15/2013	200	209
See accompanying notes

2

American Beacon Intermediate Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
5.10%, Due 9/20/2014	$280	$300
Rabobank Nederland NV, 4.20%, Due 5/13/2014 ‡	600	638
Simon Property Group LP, 10.35%, Due 4/1/2019	375	508
State Street Corp., 4.30%, Due 5/30/2014	260	281
UBS AG, 5.875%, Due 12/20/2017	400	438
Wachovia Corp.,
0.896%, Due 10/15/2016 #	750	678
5.75%, Due 2/1/2018	750	840
Wells Fargo & Co., 5.625%, Due 12/11/2017	475	528
Westpac Banking Corp., 2.25%, Due 11/19/2012	375	380
Willis North America, Inc., 6.20%, Due 3/28/2017	280	294

		40,938

Industrials -16.16%
Alltel Corp., 7.00%, Due 7/1/2012	215	238
Altria Group, Inc., 9.70%, Due 11/10/2018	275	360
America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035	375	416
American Honda Finance Corp., 4.625%, Due 4/2/2013 ‡	250	269
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	390	403
5.00%, Due 4/15/2020 ‡	380	408
8.00%, Due 11/15/2039 ‡	175	234
AT&T Wireless Services, Inc., 8.75%, Due 3/1/2031	230	321
AT&T, Inc.,
5.10%, Due 9/15/2014	755	846
5.625%, Due 6/15/2016	400	461
5.50%, Due 2/1/2018	300	338
6.80%, Due 5/15/2036	225	263
6.40%, Due 5/15/2038	200	225
BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 ‡	800	801
Baxter International, Inc., 1.80%, Due 3/15/2013	210	213
Best Buy Co., Inc., 6.75%, Due 7/15/2013	345	385
Boeing Co., 1.875%, Due 11/20/2012	400	407
Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018	125	145
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	250	283
7.95%, Due 8/15/2030	180	234
5.75%, Due 5/1/2040	190	202
CA, Inc., 5.375%, Due 12/1/2019	370	393
Cameron International Corp., 6.375%, Due 7/15/2018	125	135
Canadian National Railway Co.,
5.55%, Due 5/15/2018	400	454
5.55%, Due 3/1/2019	165	188
Canadian Natural Resources Ltd.,
6.70%, Due 7/15/2011	400	421
6.25%, Due 3/15/2038	360	402
See accompanying notes

3

American Beacon Intermediate Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	$100	$102
4.25%, Due 2/8/2013	250	267
6.125%, Due 2/17/2014	750	857
2.75%, Due 6/24/2015	380	390
Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014	175	210
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	149
Comcast Corp.,
6.30%, Due 11/15/2017	465	538
5.875%, Due 2/15/2018	235	266
6.55%, Due 7/1/2039	350	394
Computer Sciences Corp., 5.50%, Due 3/15/2013	280	304
ConocoPhillips,
4.60%, Due 1/15/2015	1,060	1,174
5.20%, Due 5/15/2018	250	279
5.75%, Due 2/1/2019	380	442
Costco Wholesale Corp., 5.30%, Due 3/15/2012	645	690
Covidien International Finance SA,
5.15%, Due 10/15/2010	750	757
5.45%, Due 10/15/2012	120	131
CRH America, Inc., 6.00%, Due 9/30/2016	370	411
CVS Caremark Corp., 3.25%, Due 5/18/2015	555	571
Daimler Finance NA LLC,
5.875%, Due 3/15/2011	300	309
5.75%, Due 9/8/2011	200	209
Dell, Inc.,
3.375%, Due 6/15/2012	235	244
5.875%, Due 6/15/2019	90	103
DIRECTV Holdings LLC,
3.55%, Due 3/15/2015	625	644
6.35%, Due 3/15/2040	145	157
E. I. du Pont de Nemours & Co., 5.875%, Due 1/15/2014	395	450
Eaton Corp., 5.60%, Due 5/15/2018	280	318
El Du Pont de Nemours & Co., 3.25%, Due 1/15/2015	660	695
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014 ‡	400	430
Equity Residential, 5.125%, Due 3/15/2016	425	456
Express Scripts, Inc., 6.25%, Due 6/15/2014	685	783
France Telecom S.A., 4.375%, Due 7/8/2014	415	455
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	145
Hewlett-Packard Co.,
4.25%, Due 2/24/2012	440	463
4.50%, Due 3/1/2013	250	271
6.125%, Due 3/1/2014	310	358
Honeywell International, Inc., 4.25%, Due 3/1/2013	770	834
Hospira, Inc., 6.05%, Due 3/30/2017	205	231
See accompanying notes

4

American Beacon Intermediate Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
International Business Machines Corp.,
4.75%, Due 11/29/2012	$325	$355
7.625%, Due 10/15/2018	695	904
ITT Corp., 4.90%, Due 5/1/2014	640	700
John Deere Capital Corp., 4.90%, Due 9/9/2013	650	714
Johnson Controls, Inc., 5.00%, Due 3/30/2020	380	405
Kellogg Co., 4.25%, Due 3/6/2013	250	269
Koninklijke Philips Electronics NV, 5.75%, Due 3/11/2018	165	188
Kraft Foods, Inc., 6.50%, Due 2/9/2040	220	253
L-3 Communications Corp., 4.75%, Due 7/15/2020	395	404
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	255	290
Marathon Oil Corp., 6.00%, Due 10/1/2017	275	307
Medtronic, Inc., 3.00%, Due 3/15/2015	965	1,011
Norfolk Southern Corp., 5.75%, Due 4/1/2018	250	285
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	222
Novartis Capital Corp.,
4.125%, Due 2/10/2014	395	430
2.90%, Due 4/24/2015	630	655
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	665	677
Raytheon Co., 5.375%, Due 4/1/2013	200	221
Rogers Communications, Inc., 6.80%, Due 8/15/2018	250	302
Safeway, Inc., 6.25%, Due 3/15/2014	460	528
Shell International Finance BV, 3.10%, Due 6/28/2015	380	394
Simon Property Group LP, 5.75%, Due 12/1/2015	370	410
Telecom Italia Capital SA, 4.95%, Due 9/30/2014	395	413
Telefonica Emisiones SAU,
4.949%, Due 1/15/2015	425	457
6.421%, Due 6/20/2016	350	398
Thermo Fisher Scientific, Inc., 3.20%, Due 5/1/2015	230	241
Thomson Reuters Corp., 4.70%, Due 10/15/2019	400	431
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	350	389
6.75%, Due 7/1/2018	825	964
Time Warner, Inc., 4.875%, Due 3/15/2020	190	200
Tyco Electronics Group SA, 6.55%, Due 10/1/2017	225	257
Tyco International Finance SA,
4.125%, Due 10/15/2014	200	214
8.50%, Due 1/15/2019	320	418
Union Pacific Corp., 7.875%, Due 1/15/2019	350	451
United Technologies Corp., 6.125%, Due 7/15/2038	125	146
Valero Energy Corp.,
9.375%, Due 3/15/2019	170	216
6.625%, Due 6/15/2037	205	216
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	400	452
See accompanying notes

5

American Beacon Intermediate Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
6.90%, Due 4/15/2038	$400	$480
Verizon Wireless Capital, LLC,
3.75%, Due 5/20/2011	370	379
8.50%, Due 11/15/2018	435	575
Vodafone Group plc, 6.15%, Due 2/27/2037	360	386
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	527
Waste Management, Inc., 7.375%, Due 3/11/2019	270	328
Wyeth Corp., 5.50%, Due 2/1/2014	1,605	1,816
Xerox Corp.,
5.65%, Due 5/15/2013	50	54
8.25%, Due 5/15/2014	190	225

		45,489

Other Government - 0.14%
Province of Ontario Canada, 4.10%, Due 6/16/2014	350	382

Utilities - 4.30%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	495	542
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	194
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	372
Dominion Resources, Inc.,
Series A, 5.60%, Due 11/15/2016	475	542
Series D, 8.875%, Due 1/15/2019	80	107
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018	400	450
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	355	413
Energy Transfer Partners LP,
8.50%, Due 4/15/2014	520	613
9.00%, Due 4/15/2019	300	368
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013	490	535
6.125%, Due 10/15/2039	255	268
Exelon Generation Co. LLC, 6.25%, Due 10/1/2039	365	400
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	186
MidAmerican Energy Holdings Co.,
5.875%, Due 10/1/2012	505	550
6.125%, Due 4/1/2036	375	420
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	150	172
Progress Energy, Inc., 4.875%, Due 12/1/2019	400	432
Public Service Enterprise Group, Inc., 6.95%, Due 6/1/2012	590	644
Sempra Energy, 6.50%, Due 6/1/2016	285	334
Southern Power Co., 6.25%, Due 7/15/2012	550	601
Spectra Energy Capital Corp., 5.65%, Due 3/1/2020	265	286
Spectra Energy Capital LLC, 5.668%, Due 8/15/2014	255	281
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	520	671
6.10%, Due 6/1/2040	190	210
See accompanying notes

6

American Beacon Intermediate Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Union Electric Co., 6.70%, Due 2/1/2019	$510	$604
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	400	449
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	227
Wisconsin Electric Power Co., 6.25%, Due 12/1/2015	500	597
Xcel Energy, Inc., 5.613%, Due 4/1/2017	581	642

		12,110

Total Corporate Obligations		98,919

MUNICIPAL OBLIGATIONS - 0.09%
State of Illinois, 1.823%, Due 1/1/2011	250	250

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -3.78%
Banc of America Commercial Mortgage, Inc.,
2005-6 A1, 5.001%, Due 9/10/2047	77	77
5.317%, Due 9/10/2047	380	397
2007-2 A2, 5.634%, Due 4/10/2049	850	884
Bear Stearns Commercial Mortgage Securities, Inc.,
2006-PWR14 A4, 5.201%, Due 12/11/2038	790	832
2006-PW13 A4, 5.54%, Due 9/11/2041	1,285	1,379
2004-PWR5 A4, 4.831%, Due 7/11/2042	835	857
Citigroup Commercial Mortgage Trust, 2004-C2 A3, 4.38%, Due 10/15/2041	770	781
Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD5 A4, 5.886%, Due 11/15/2044	840	885
GS Mortgage Securities Corp II, 4.607%, Due 7/10/2039	380	387
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042	370	383
2010-C1 A1, 3.853%, Due 6/15/2043 ‡	749	777
2005-LDP1 A2, 4.625%, Due 3/15/2046	329	336
2007-CB19 A4, 5.746%, Due 2/12/2049	550	568
2007-CB20 A2, 5.629%, Due 2/12/2051	750	782
LB-UBS Commercial Mortgage Trust, 2007-C1 A4, 5.424%, Due 2/15/2040	550	566
Prime Mortgage Trust, 2005-2, 5.25%, Due 7/25/2020	346	343
Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.735%, Due 6/15/2049	410	426

Total Non-Agency Mortgage-Backed Obligations		10,660

ASSET-BACKED SECURITIES - 3.52%
American Express Credit Account Master Trust, 2006-2 A, 5.35%, Due 1/15/2014	1,550	1,614
Bank of America Auto Trust, 2010-1A A2, 0.75%, Due 6/15/2012 ‡	750	751
BMW Floorplan Master Owner Trust, 2009-1A A, 1.491%, Due 9/15/2014 ‡ #	400	400
Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due 6/16/2014	1,150	1,203
Citibank Credit Card Issuance Trust, 2009-A2 A2, 1.891%, Due 5/15/2014 #	750	767
Discover Card Master Trust, 2009-A2 A, 1.641%, Due 2/17/2015 #	600	612
Ford Credit Auto Lease Trust, 2010-A A2, 1.04%, Due 3/15/2013 ‡	1,150	1,152
Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.891%, Due 9/15/2014 #	400	407
Harley-Davidson Motorcycle Trust, 2009-4 A3, 1.87%, Due 2/15/2014	350	355
Honda Auto Receivables Owner Trust, 2009-3 A4, 3.30%, Due 9/15/2015	385	402
See accompanying notes

7

American Beacon Intermediate Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Hyundai Auto Receivables Trust, 2009-A A4, 3.15%, Due 3/15/2016	$220	$231
John Deere Owner Trust,
2009-A A3, 2.59%, Due 10/15/2013	322	326
2009-A A4, 3.96%, Due 5/16/2016	215	227
Nissan Master Owner Trust Receivables, 2010-AA A, 1.491%, Due 1/15/2015 ‡ #	750	752
Volkswagen Auto Loan Enhanced Trust,
2010-1 A2, 0.66%, Due 5/21/2012	375	375
2008-2 A4A, 6.24%, Due 7/20/2015	300	333

Total Asset-Backed Securities		9,907

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 23.09%
Federal Home Loan Mortgage Corporation - 8.23%
4.50%, Due 3/1/2019	348	370
5.00%, Due 10/1/2020	825	886
5.00%, Due 4/1/2023	221	236
5.00%, Due 8/1/2033	523	560
5.50%, Due 2/1/2034	636	687
6.00%, Due 8/1/2034	291	320
5.00%, Due 8/1/2035	345	369
5.00%, Due 9/1/2035	865	924
6.00%, Due 8/1/2036	336	366
5.50%, Due 4/1/2037	509	549
5.50%, Due 12/1/2037	2,020	2,178
5.00%, Due 3/1/2038	2,392	2,552
6.00%, Due 3/1/2038	1,709	1,858
5.50%, Due 5/1/2038	781	842
5.50%, Due 6/1/2038	626	675
5.50%, Due 10/1/2039	759	818
5.00%, Due 4/1/2040	4,937	5,266
5.00%, Due 5/1/2040	3,472	3,703

		23,159

Federal National Mortgage Association - 13.36%
6.50%, Due 2/1/2017	133	145
5.00%, Due 12/1/2017	476	512
4.50%, Due 9/1/2018	919	984
4.00%, Due 8/1/2020	281	298
5.00%, Due 11/1/2023	98	105
5.00%, Due 3/1/2024	1,312	1,403
4.50%, Due 4/1/2024	561	596
4.50%, Due 5/1/2025	182	193
5.00%, Due 3/1/2034	662	709
5.50%, Due 6/1/2034	345	373
4.50%, Due 9/1/2034	232	245
5.50%, Due 2/1/2035	732	793
See accompanying notes

8

American Beacon Intermediate Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
5.00%, Due 11/1/2035	$1,052	$1,124
5.50%, Due 12/1/2035	527	569
5.50%, Due 1/1/2036	640	691
5.00%, Due 2/1/2036	561	600
5.50%, Due 4/1/2036	1,200	1,296
6.00%, Due 9/1/2036	245	267
6.50%, Due 9/1/2036	877	966
6.50%, Due 12/1/2036	420	462
5.50%, Due 2/1/2037	713	770
5.50%, Due 8/1/2037	1,787	1,933
6.00%, Due 9/1/2037	678	738
6.00%, Due 1/1/2038	1,010	1,098
5.50%, Due 3/1/2038	3,147	3,395
5.00%, Due 4/1/2038	1,594	1,700
5.00%, Due 5/1/2038	2,715	2,896
5.00%, Due 6/1/2038	917	979
5.50%, Due 6/1/2038	1,336	1,442
5.00%, Due 5/1/2040	6,372	6,798
5.50%, Due 6/1/2040	3,253	3,508

		37,588

Government National Mortgage Association - 1.50%
4.201%, Due 8/16/2026	217	223
6.50%, Due 3/15/2028	283	323
6.00%, Due 4/15/2031	333	370
5.50%, Due 2/20/2034	383	418
2.989%, Due 3/16/2039	1,148	1,191
5.50%, Due 2/15/2040	1,569	1,708

		4,233

Total U.S. Agency Mortgage-Backed Obligations		64,980

U.S. AGENCY OBLIGATIONS - 0.43%
Federal National Mortgage Association - 0.35%
5.125%, Due 1/2/2014	385	425
4.625%, Due 10/15/2014	500	563

		988

Tennessee Valley Authority - 0.08%
5.25%, Due 9/15/2039	200	222

Total U.S. Agency Obligations		1,210

U.S. TREASURY OBLIGATIONS - 27.89%
1.375%, Due 2/15/2012	7,270	7,375
1.375%, Due 3/15/2012	3,000	3,046
2.625%, Due 7/31/2014	6,000	6,330
2.125%, Due 5/31/2015	8,225	8,454
See accompanying notes

9

American Beacon Intermediate Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
4.25%, Due 8/15/2015	$4,000	$4,513
3.00%, Due 9/30/2016	1,050	1,106
3.125%, Due 10/31/2016	8,300	8,792
3.75%, Due 11/15/2018	6,600	7,187
3.625%, Due 2/15/2020	6,150	6,528
3.50%, Due 5/15/2020	10,370	10,890
7.875%, Due 2/15/2021	1,050	1,511
6.25%, Due 8/15/2023	1,400	1,825
6.875%, Due 8/15/2025	770	1,074
5.25%, Due 11/15/2028	750	905
4.75%, Due 2/15/2037	1,300	1,480
4.50%, Due 8/15/2039	1,810	1,972
4.375%, Due 11/15/2039	5,150	5,499

Total U.S. Treasury Obligations		78,487

Shares
SHORT TERM INVESTMENTS - 5.88%
JPMorgan U.S. Government Money Market Fund	7,568,016	7,568

	Par
	Amount
U.S. Treasury,
0.22%, Due 10/21/2010	$9,000	8,996

Total Short Term Investments		16,564

TOTAL INVESTMENTS - 100.16% (Cost $268,275)		$281,900
LIABILITIES, NET OF OTHER ASSETS - (0.16%)		(461)

TOTAL NET ASSETS - 100.00%		$281,439

Percentages are stated as a percent of net assets.

‡	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,274 or 4.01% of net assets. The Fund has no right to demand registration of these securities.

#	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
See accompanying notes

10

American Beacon Short-Term Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
CORPORATE OBLIGATIONS - 53.09%
Finance - 27.24%
Barclays Bank plc, 5.45%, Due 9/12/2012	$1,000	$1,071
Berkshire Hathaway Finance Corp., 4.00%, Due 4/15/2012	1,000	1,053
Berkshire Hathaway, Inc., 0.858%, Due 2/11/2013 ‡	2,000	2,007
BNP Paribas, 0.931%, Due 4/8/2013 ‡	1,500	1,481
Citigroup, Inc., 0.627%, Due 11/5/2014 ‡	2,573	2,378
CME Group, Inc., 5.40%, Due 8/1/2013	250	277
Credit Suisse First Boston, 5.00%, Due 5/15/2013	2,000	2,165
Dexia Credit Local N.Y., 0.938%, Due 3/5/2013 ‡ #	3,000	3,002
General Electric Capital Corp.,
0.669%, Due 3/20/2014 ‡	1,446	1,381
0.797%, Due 9/15/2014 ‡	1,218	1,160
Goldman Sachs Group, Inc., 4.75%, Due 7/15/2013	2,000	2,135
HSBC Finance Corp., 6.75%, Due 5/15/2011	1,000	1,041
JPMorgan Chase & Co., 1.16%, Due 2/26/2013 ‡	3,000	3,004
MassMutual Global Funding II,
3.625%, Due 7/16/2012 #	500	522
0.698%, Due 12/6/2013 ‡ #	700	691
MBNA Corp., 7.50%, Due 3/15/2012	2,000	2,161
Mellon Funding Corp., 0.586%, Due 5/15/2014 ‡	2,000	1,967
Metropolitan Life Global Funding I,
0.787%, Due 3/15/2012 ‡ #	1,000	989
2.875%, Due 9/17/2012 #	1,000	1,025
Monumental Global Funding III, 0.726%, Due 1/15/2014 ‡ #	1,000	955
Morgan Stanley, 0.83%, Due 1/9/2014 ‡	2,000	1,881
Nationwide Building Society, 5.50%, Due 7/18/2012 #	1,000	1,066
Pricoa Global Funding I,
0.575%, Due 1/30/2012 ‡ #	800	785
5.40%, Due 10/18/2012 #	500	538
Rabobank Nederland NV, 2.65%, Due 8/17/2012 #	2,000	2,052
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014 #	1,500	1,619
UBS AG, 1.584%, Due 2/23/2012 ‡	1,000	1,005
UnitedHealth Group, Inc., 5.125%, Due 11/15/2010	1,000	1,012
Wachovia Bank NA, 0.724%, Due 11/3/2014 ‡	1,000	954
Wachovia Corp., 2.114%, Due 5/1/2013 ‡	1,000	1,022

		42,399

Industrials - 22.40%
American Honda Finance Corp., 4.625%, Due 4/2/2013 #	1,000	1,074
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	1,000	1,034
2.50%, Due 3/26/2013 #	1,000	1,017
AT&T Wireless Services, Inc., 7.875%, Due 3/1/2011	2,500	2,603
BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 #	1,100	1,101
Burlington Northern Santa Fe LLC, 6.75%, Due 7/15/2011	1,000	1,056
See accompanying notes

1

American Beacon Short-Term Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Canadian Natural Resources Ltd., 6.70%, Due 7/15/2011	$1,000	$1,053
Caterpillar Financial Services Corp., 4.25%, Due 2/8/2013	500	535
Cellco Partnership / Verizon Wireless Capital LLC, 5.25%, Due 2/1/2012	1,000	1,062
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	1,365	1,590
Covidien International Finance SA, 5.15%, Due 10/15/2010	1,000	1,009
Daimler Finance NA LLC, 5.75%, Due 9/8/2011	1,000	1,046
Dell, Inc., 3.375%, Due 6/15/2012	500	520
Devon Financing Corp. U.L.C., 6.875%, Due 9/30/2011	1,000	1,061
France Telecom S.A., 7.75%, Due 3/1/2011	1,000	1,039
General Mills, Inc., 5.25%, Due 8/15/2013	1,000	1,107
John Deere Capital Corp., 5.25%, Due 10/1/2012	1,000	1,084
Kraft Foods, Inc., 5.625%, Due 11/1/2011	500	524
Marathon Oil Canada Corp., 8.375%, Due 5/1/2012	1,000	1,108
Nissan Motor Acceptance Corp., 5.625%, Due 3/14/2011 #	2,000	2,048
Northrop Grumman Corp., 7.125%, Due 2/15/2011	1,000	1,032
Roche Holdings, Inc., 4.50%, Due 3/1/2012 #	1,000	1,054
Simon Property Group LP, 5.30%, Due 5/30/2013	1,000	1,088
Telefonica Emisiones SAU, 0.674%, Due 2/4/2013 ‡	1,000	967
Time Warner Cable, Inc., 5.40%, Due 7/2/2012	1,000	1,074
Tyco International Finance SA, 6.75%, Due 2/15/2011	2,000	2,063
Union Pacific Corp.,
6.50%, Due 4/15/2012	500	542
5.45%, Due 1/31/2013	1,000	1,097
Vodafone Group plc, 5.50%, Due 6/15/2011	1,000	1,040
Xerox Corp., 5.65%, Due 5/15/2013	300	325
XTO Energy, Inc.,
5.90%, Due 8/1/2012	1,000	1,096
6.25%, Due 4/15/2013	719	814

		34,863

Utilities - 3.45%
Dominion Resources, Inc., 5.70%, Due 9/17/2012	1,000	1,084
FPL Group Capital, Inc., 0.774%, Due 11/9/2012 ‡	1,000	1,005
Midamerican Energy Holdings Co., 3.15%, Due 7/15/2012	1,000	1,032
Progress Energy, Inc., 7.10%, Due 3/1/2011	2,181	2,257

		5,378

Total Corporate Obligations		82,640

MUNICIPAL OBLIGATIONS - 0.22%
State of Illinois, 1.823%, Due 1/1/2011	350	349

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.36%
Banc of America Commercial Mortgage, Inc.,
2004-5 A3, 4.561%, Due 11/10/2041	1,170	1,196
2005-6 A1, 5.001%, Due 9/10/2047	153	154
2007-2 A2, 5.634%, Due 4/10/2049	800	832
See accompanying notes

2

American Beacon Short-Term Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
GMAC Mortgage Servicer Advance Funding Co. Ltd., 2010-1A A, 4.25%, Due 1/15/2022 #	$2,000	$2,012

JPMorgan Chase Commercial Mortgage Securities Corp., 2010-C1 A1, 3.853%, Due 6/15/2043 #	998	1,037

Total Non-Agency Mortgage-Backed Obligations		5,231

ASSET-BACKED SECURITIES - 26.19%
Bank of America Auto Trust,
2010-1A A2, 0.75%, Due 6/15/2012 #	1,000	1,001
2009-1A A3, 2.67%, Due 7/15/2013 #	1,000	1,019
2009-2A A3, 2.13%, Due 9/15/2013 #	1,000	1,015
BMW Floorplan Master Owner Trust, 2009-1A A, 1.491%, Due 9/15/2014 ‡ #	2,000	2,000
Capital One Multi-Asset Execution Trust, 2009-A2 A2, 3.20%, Due 4/15/2014	2,000	2,043
CarMax Auto Owner Trust, 2010-1 A2, 0.83%, Due 11/15/2012	1,000	1,001
Chase Issuance Trust, 2009-A2 A2, 1.891%, Due 4/15/2014 ‡	2,000	2,043
Chrysler Financial Lease Trust, 2010-A A2, 1.78%, Due 6/15/2011 #	3,000	3,011
Citibank Credit Card Issuance Trust, 2009-A3 A3, 2.70%, Due 6/24/2013	2,000	2,036
CitiFinancial Auto Issuance Trust, 2009-1 A3, 2.59%, Due 10/15/2013 #	2,000	2,030
Discover Card Master Trust, 2009-A2 A, 1.641%, Due 2/17/2015 ‡	2,000	2,039
Ford Credit Auto Owner Trust, 2009-D A3, 2.17%, Due 10/15/2013	1,000	1,016
Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.891%, Due 9/15/2014 ‡	2,000	2,035
GE Capital Credit Card Master Note Trust, 2009-2 A, 3.69%, Due 7/15/2015	2,000	2,096
GE Equipment Midticket LLC, 2009-1 A3, 2.34%, Due 6/17/2013	1,000	1,014
Harley-Davidson Motorcycle Trust, 2007-3 A4, 5.52%, Due 11/15/2013	2,000	2,073
Honda Auto Receivables Owner Trust, 2009-3 A3, 2.31%, Due 5/15/2013	1,500	1,525
John Deere Owner Trust, 2010-A A2, 0.72%, Due 7/16/2012	3,000	3,003
Mercedes-Benz Auto Receivables Trust, 2010-1 A2, 0.70%, Due 8/15/2012	1,000	1,001
Nissan Auto Lease Trust, 2009-B A3, 2.07%, Due 1/15/2015	2,000	2,025
Nissan Master Owner Trust Receivables, 2010-AA A, 1.491%, Due 1/15/2015 ‡ #	1,000	1,003
USAA Auto Owner Trust, 2007-1 A4, 5.55%, Due 2/15/2013	2,575	2,632
Volkswagen Auto Loan Enhanced Trust,
2010-1 A2, 0.66%, Due 5/21/2012	1,000	1,001
2008-2 A4A, 6.24%, Due 7/20/2015	1,000	1,111

Total Asset-Backed Securities		40,773

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.93%
Government National Mortgage Association - 6.93%
4.968%, Due 12/16/2021	356	361
4.201%, Due 8/16/2026	1,087	1,115
2.782%, Due 6/16/2036	1,984	2,042
3.069%, Due 6/16/2036	2,986	3,128
2.989%, Due 3/16/2039	1,997	2,073
3.21%, Due 10/16/2039	1,988	2,071

Total U.S. Agency Mortgage-Backed Obligations		10,790

See accompanying notes

3

American Beacon Short-Term Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
U.S. TREASURY OBLIGATIONS - 9.08%
2.50%, Due 3/31/2015	$13,500	$14,132

	Shares
SHORT TERM INVESTMENTS - 0.31%
JPMorgan U.S. Government Money Market Fund	482,483	482

TOTAL INVESTMENTS - 99.18% (Cost $151,994)		$154,397
OTHER ASSETS, NET OF LIABILITIES - 0.82%		1,278

TOTAL NET ASSETS - 100.00%		$155,675

Percentages are stated as a percent of net assets.

‡	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $33,666 or 21.63% of net assets. The Fund has no right to demand registration of these securities.
See accompanying notes

4

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.
     Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).
     Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgment of the pricing committee of the Funds, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. As of July 31, 2010, no adjustments were made to the closing prices.
     Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Funds’ investments are summarized by level based on the inputs used to determine their values. As of July 31, 2010 the Funds’ investments were classified as follows (in thousands):

Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stock	$492,578	$—	$—	$492,578
Agencies	—	822	—	822
U.S. Treasury Obligations	—	38,526	—	38,526
Corporate Obligations	—	151,655	—	151,655
Municipal Securities	—	2,817	—	2,817
Non-Agency Mortgage Backed Obligations	—	10,683	—	10,683
Asset Backed Securities	—	8,960	—	8,960
U.S. Agency Mortgage Backed Obligations	—	53,917	—	53,917
U.S. Agency Obligations	—	48,572	—	48,572
Short Term Investments	26,737	9,147	—	35,884

Total Investments in Securities	$519,315	$325,099	$—	$844,414

Futures Contracts	$29,819	—	—	$29,819

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$7,258,726	$—	$—	$7,258,726
Short Term Investments	345,345	32,612	—	377,957

Total Investments in Securities	$7,604,071	$32,612	$—	$7,636,683

Futures Contracts	$378,419	—	—	$378,419

Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$66,109	$—	$—	$66,109
Short Term Investments	2,481	543	—	2,481

Total Investments in Securities	$68,590	$543	$—	$69,133

Futures Contracts	$3,020	—	—	$3,020

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$84,916	$—	$—	$84,916
Preferred Stock	775	—	—	775
Short Term Investments	4,495	708	—	5,203

Total Investments in Securities	$90,186	$708	$—	$90,894

Futures Contracts	$5,236	—	—	$5,236

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$2,590,376	$—	$—	$2,590,376
Security Lending	89,641	—	—	89,641
Short Term Investments	126,054	11,849	—	137,903

Total Investments in Securities	$2,806,071	$11,849	$—	$2,817,920

Futures Contracts	$138,300	—	—	$138,300

International Equity	Level 1	Level 2	Level 3	Total
Common Stocks	$1,281,641	$—	$—	$1,281,641
Short Term Investments	62,310	—	—	62,310
Securities Lending Collateral	6,395	—	—	6,395

Total Investments in Securities	$1,350,346	$—	$—	$1,350,346

Forward Exchange Contracts – Liabilities	(65,993)	—	—	(65,993)
Futures Contracts	79,175	—	—	79,175

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stock	$124,470	$—	$—	$124,470
Preferred Stocks	2,922			2,922
Short Term Investments	6,718	605	—	7,323

Total Investments in Securities	$134,110	$605	$—	$134,715

Futures Contracts	8,896	—	—	8,896

High Yield Bond	Level 1	Level 2	Level 3	Total
Common Stocks	$641	$—	$—	$641
Preferred Stocks	377	—	—	377
Corporate Obligations	—	177,062	—	177,062
Convertible Obligations	—	1,012	—	1,012
Asset-Backed Securities	—	953	—	953
Short Term Investments	3,086	—	—	3,086

Total Investments in Securities	$4,104	$179,027	$—	$183,131

Retirement Income and Appreciation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,464	$—	$—	$4,464
Convertible Preferred	531	267	—	798
Preferred Stock	1,448	—	—	1,448
Agencies	—	638	—	638
Corporate Obligations	—	44,779	—	44,779
Convertible Obligations	—	13,615	—	13,615
Municipal Securities	—	200	—	200
Non-Agency Mortgage Backed Obligations	—	3,948	—	3,948
Asset-Backed Obligations	—	6,294	—	6,294
U.S. Agency Mortgage Backed Obligations	—	14,905	—	14,905
U.S. Agency Obligations	—	569	—	569
U.S. Treasury Obligations	—	18,564	—	18,564
Short Term Investments	1,128	2,998	—	4,126

Total Investments in Securities	$7,571	$106,777	$—	$114,348

Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Agencies	$—	$923	$—	$923
Corporate Obligations	—	98,919	—	98,919
Municipal Securities	—	250	—	250
Non-Agency Mortgage Backed Obligations	—	10,660	—	10,660
Asset-Backed Securities	—	9,907	—	9,907
U.S. Agency Mortgage Backed Obligations	—	64,980	—	64,980
U.S. Agency Obligations	—	1,210	—	1,210
U.S. Treasury Obligations	—	78,487	—	78,487
Short Term Investments	7,568	8,996	—	16,564

Total Investments in Securities	$7,568	$274,332	$—	$281,900

Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$82,640	$—	$82,640
Municipal Securities	—	349	—	349
Non-Agency Mortgage Backed Obligations	—	5,231	—	5,231
Asset-Backed Securities	—	40,773	—	40,773
U.S. Agency Mortgage Backed Obligations	—	10,790	—	10,790
U.S. Treasury Obligations	—	14,132	—	14,132
Short Term Investments	482	—	—	482

Total Investments in Securities	$482	$153,915	$—	$154,397

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Currency Translation
     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.
Futures Contracts
     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
     Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Securities Lending
     The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the “Agent”) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.
     Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
Cost of Investments for Federal Income Tax Purposes
     As of July 31, 2010, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments			Net Unrealized
	for Federal Income	Unrealized	Unrealized	Appreciation /
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced	$840,426	$86,138	$(82,150)	$3,988
Large Cap Value	8,009,663	707,090	(1,080,070)	(372,980)
Large Cap Growth	61,377	9,658	(1,902)	7,756
Mid-Cap Value	88,500	9,389	(6,995)	2,394
Small Cap Value	2,681,754	325,523	(189,357)	136,166
International Equity	1,326,884	170,504	(147,042)	23,462
Emerging Markets	121,122	22,264	(8,671)	13,593
Retirement Income and Appreciation	108,294	7,017	(963)	6,054
High Yield Bond	177,379	11,900	(6,148)	5,752
Intermediate Bond	268,289	13,845	(234)	13,611
Short-Term Bond	151,994	3,012	(609)	2,403
ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: September 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: September 29, 2010

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
Date: September 29, 2010